UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08764
UBS PACE Select Advisors Trust
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

Item 1.  Schedule of Investments

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Agency Obligations—9.01%
4,000	Federal Farm Credit Bank	05/03/05	3.061	*	4,000,628
3,500	Federal Home Loan Bank	05/05/05 to 07/05/05	2.765 to	3.003*	3,499,290
2,000	Federal Home Loan Bank	10/21/05	2.250		1,998,236
2,000	Federal Home Loan Mortgage Corp.	08/15/05	1.500		1,995,207
7,300	Federal National Mortgage Association	05/23/05 to 09/30/05	1.750 to	2.300	7,300,000
Total U.S. Government Agency Obligations (cost—$18,793,361)					18,793,361

Certificates of Deposit—16.77%
Non-U.S.—10.54%
4,000	Australia & New Zealand Banking Group	06/03/05	2.850		4,000,000
2,000	BNP Paribas	05/23/05	2.780	*	1,999,653
5,000	HBOS Treasury Services PLC	07/05/05 to 08/08/05	2.920 to 3.050		5,000,106
4,000	Natexis Banque Populaires	06/23/05 to 06/30/05	3.000		4,000,000
2,000	Royal Bank of Scotland PLC	10/03/05	2.375		1,999,791
2,000	Societe Generale	05/10/05	2.840	*	1,999,935
3,000	UniCredito Italiano SpA	06/24/05	2.995	*	2,999,758
					21,999,243

U.S.—6.23%
4,000	First Tennessee Bank N.A. (Memphis)	06/20/05 to 06/28/05	2.990 to 3.000		4,000,000
3,000	Harris Trust & Savings Bank	05/02/05	2.800	*	3,000,000
2,000	SunTrust Bank	10/18/05	3.300		2,000,000
4,000	Washington Mutual Bank	05/03/05	2.810		4,000,000
					13,000,000
Total Certificates of Deposit (cost—$34,999,243)					34,999,243

Commercial Paper@—68.75%
Asset Backed-Auto & Truck—2.39%
5,000	New Center Asset Trust	05/26/05	2.990		4,990,033

Asset Backed-Miscellaneous—17.14%
2,000	Barton Capital Corp.	05/13/05	2.900		1,998,228
4,000	Falcon Asset Securitization Corp.	05/11/05	2.840		3,997,160
3,000	Giro Multi-Funding Corp.	05/20/05	2.940		2,995,590
4,000	Kitty Hawk Funding Corp.	05/23/05	2.960		3,993,093
5,000	Old Line Funding Corp.	05/12/05	2.830		4,996,069
2,000	Preferred Receivables Funding Corp.	05/04/05	2.790		1,999,690
5,000	Ranger Funding Co. LLC	05/26/05	2.970		4,990,100
4,000	Thunderbay Funding	05/13/05	2.860		3,996,505
3,000	Variable Funding Capital Corp.	05/20/05	2.880		2,995,680
3,800	Yorktown Capital LLC	05/06/05	2.810		3,798,814
					35,760,929

Asset Backed-Securities—16.03%
3,000	Beta Finance, Inc.	06/16/05	2.940		2,988,975
4,000	CC (USA), Inc.	07/15/05	3.050		3,974,922
3,000	Dorada Finance, Inc.	05/06/05	2.710		2,999,097
3,600	Galaxy Funding Inc.	07/19/05	3.060		3,576,132
4,000	Giro Funding US Corp.	07/15/05	3.040		3,975,004
4,000	Grampian Funding LLC	05/17/05	2.730		3,995,450
2,000	K2 (USA) LLC	08/30/05	3.060		1,979,600
2,000	Links Finance LLC	06/17/05	2.960		1,992,436
4,000	Scaldis Capital LLC	07/15/05	3.040		3,975,004
4,000	Solitaire Funding LLC	05/04/05	2.800		3,999,378
					33,455,998

Banking-Non-U.S.—9.94%
4,000	Alliance & Leicester PLC	05/04/05	2.680		3,999,404
3,000	Bank of Ireland	06/03/05	2.950		2,992,133
4,000	Depfa Bank PLC	07/05/05	3.020		3,978,525
4,000	DNB NOR Bank ASA	05/20/05	2.730		3,994,540
1,800	Nationwide Building Society	05/10/05	2.830		1,798,868
4,000	Northern Rock PLC	06/14/05	2.960		3,985,858
					20,749,328

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Banking-U.S.—13.96%
3,000	CBA (Delaware) Finance, Inc.	05/09/05	2.680		2,998,437
4,000	Danske Corp.	05/23/05	2.860		3,993,327
5,000	Deutsche Bank Financial LLC	05/03/05	2.800		4,999,611
3,000	ING (US) Funding LLC	06/06/05	2.860		2,991,658
3,000	Rabobank USA Financial Corp.	05/02/05	2.930		3,000,000
3,700	San Paolo IMI U.S. Financial Co.	05/31/05	2.890		3,691,386
3,500	UniCredito (Delaware), Inc.	07/20/05	3.070		3,476,421
4,000	Westpac Capital Corp.	06/08/05	2.860		3,988,242
					29,139,082

Brokerage—5.51%
1,500	Citigroup Global Markets Holdings, Inc.	06/17/05	2.970		1,494,308
4,000	Credit Suisse First Boston USA, Inc.	05/10/05	2.700		3,997,600
3,000	Goldman Sachs Group, Inc.	05/16/05	2.840		2,996,687
3,000	Morgan Stanley	05/11/05	2.850		2,997,862
					11,486,457

Diversified Manufacturing—1.39%
2,900	Siemens Capital Corp.	05/03/05	2.780		2,899,776

Finance-NonCaptive Diversified—0.96%
2,000	General Electric Capital Corp.	05/09/05	2.380		1,999,074

Utilities-Other—1.43%
3,000	RWE AG	07/15/05	3.050		2,981,192
Total Commercial Paper (cost—$143,461,869)					143,461,869

Short-Term Corporate Obligations—4.91%
Asset Backed-Securities—2.27%
1,000	Dorada Finance, Inc. **	03/10/06	3.500		999,957
1,750	K2 (USA) LLC **	05/20/05	2.945	*	1,749,831
2,000	Links Finance LLC **	07/15/05	3.131	*	2,000,470
					4,750,258

Finance-Captive Automotive—0.96%
2,000	Toyota Motor Credit Corp.	05/02/05	2.800	*	2,000,000

Finance-NonCaptive Consumer—0.72%
1,500	HSBC Finance Corp.	05/05/05	2.830	*	1,500,000

Finance-NonCaptive Diversified—0.96%
2,000	General Electric Capital Corp.	05/09/05	3.010	*	2,000,000
Total Sort-Term Corporate Obligations (cost—$10,250,258)					10,250,258

Repurchase Agreement—0.48%
1,008	Repurchase Agreement dated 04/29/05 with State Street Bank & Trust Co., collateralized by $1,023,273 U.S. Treasury Notes, 3.750% due 03/31/07; (value—$1,029,668); proceeds: $1,008,214 (cost—$1,008,000)	05/02/05	2.550		1,008,000

Number of Shares (000)
Money Market Funds†—0.49%
193	AIM Liquid Assets Portfolio		2.840		193,312
829	BlackRock Provident Institutional TempFund		2.710		829,187
Total Money Market Funds (cost—$1,022,499)					1,022,499

Total Investments (cost—$209,535,230 which approximates cost for federal income tax purposes) (1) —100.41%					209,535,230
Liabilities in excess of other assets—(0.41)%					(855,106)
Net Assets (applicable to 208,680,412 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%					208,680,124

*                             Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2005, and reset periodically.

**                      Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 2.27% of net assets as of April 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@                        Interest rates shown are the discount rates at date of purchase.

†                              Interest rates shown reflect yield at April 30, 2005.

(1)                      Investments are valued at amortized cost, which approximates market value, unless the Portfolio’s Board of Trustees determines that this does not represent fair value.

Issuer Breakdown By Country (unaudited)

Percentage of Portfolio Assets (%)
United States	79.6
United Kingdom	8.0
France	3.8
Ireland	3.3
Australia	2.0
Norway	1.9
Italy	1.4
Total	100.0

Weighted Average Maturity - 39 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2005.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Government National Mortgage Association Certificates—8.69%
13	GNMA	12/15/07	8.000	13,869
33	GNMA	08/15/09	8.000	34,739
645	GNMA	08/15/09	9.000	674,719
1	GNMA	03/15/13	11.500	1,532
38	GNMA	02/15/19	10.500	43,509
986	GNMA	04/15/19	8.250	1,074,402
4	GNMA	05/15/19	11.500	4,767
79	GNMA	06/15/19	10.500	90,567
154	GNMA	07/15/19	10.500	176,457
25	GNMA	08/15/19	10.500	28,102
25	GNMA	09/15/19	10.500	28,061
4	GNMA	07/15/20	10.500	5,228
67	GNMA	08/15/20	10.500	77,311
11	GNMA	09/15/20	10.500	12,909
19	GNMA	08/15/21	7.500	20,401
5	GNMA	02/15/23	8.000	5,911
6	GNMA	09/15/23	7.500	6,038
228	GNMA	12/15/32	5.500	231,998
351	GNMA	02/15/33	5.500	357,994
849	GNMA	03/15/33	5.500	865,021
1,726	GNMA	07/15/33	5.500	1,757,753
953	GNMA	01/15/34	5.500	970,106
5,757	GNMA	03/15/34	5.500	5,862,240
1,357	GNMA	04/15/34	5.500	1,381,283
3,094	GNMA	05/15/34	5.500	3,151,201
89	GNMA II	04/20/25	9.000	98,365
15	GNMA II	12/20/26	9.000	16,941
42	GNMA II	01/20/27	9.000	46,590
24	GNMA II	04/20/30	9.000	26,034
4	GNMA II	05/20/30	9.000	4,023
4	GNMA II	06/20/30	9.000	4,880
29	GNMA II	07/20/30	9.000	31,475
20	GNMA II	09/20/30	9.000	22,313
48	GNMA II	10/20/30	9.000	52,931
72	GNMA II	11/20/30	9.000	79,399
33	GNMA II ARM	07/20/17	3.750	32,997
458	GNMA II ARM	01/20/18	4.000	465,846
42	GNMA II ARM	04/20/18	3.375	42,383
23	GNMA II ARM	05/20/18	4.000	22,981
70	GNMA II ARM	06/20/19	4.000	71,006
61	GNMA II ARM	06/20/19	4.500	60,644
70	GNMA II ARM	05/20/21	3.375	71,362
476	GNMA II ARM	09/20/21	3.750	482,555
82	GNMA II ARM	11/20/21	4.125	83,108
437	GNMA II ARM	06/20/22	3.375	441,836
156	GNMA II ARM	11/20/22	4.125	158,834
359	GNMA II ARM	01/20/23	3.375	365,438
197	GNMA II ARM	03/20/23	3.375	200,241
559	GNMA II ARM	01/20/24	3.375	570,588
387	GNMA II ARM	04/20/24	3.375	392,521
3	GNMA II ARM	12/20/24	4.125	3,085
44	GNMA II ARM	01/20/25	3.375	44,705
124	GNMA II ARM	02/20/25	3.375	126,967
174	GNMA II ARM	03/20/25	3.375	177,757
88	GNMA II ARM	03/20/25	3.500	88,932
390	GNMA II ARM	05/20/25	3.375	397,148
175	GNMA II ARM	06/20/25	3.375	177,822
126	GNMA II ARM	08/20/25	3.750	127,758
134	GNMA II ARM	09/20/25	3.750	135,758
109	GNMA II ARM	10/20/25	4.125	111,493
19	GNMA II ARM	12/20/25	4.125	19,341
95	GNMA II ARM	03/20/26	3.375	97,068
852	GNMA II ARM	04/20/26	3.375	862,010
404	GNMA II ARM	06/20/26	3.375	410,454
153	GNMA II ARM	08/20/26	3.750	154,948
23	GNMA II ARM	09/20/26	3.750	23,727
80	GNMA II ARM	10/20/26	4.125	81,940

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

109	GNMA II ARM	12/20/26	4.125	110,272
522	GNMA II ARM	01/20/27	3.375	531,987
66	GNMA II ARM	02/20/27	3.375	66,984
317	GNMA II ARM	04/20/27	3.375	321,668
58	GNMA II ARM	07/20/27	3.750	59,593
172	GNMA II ARM	08/20/27	3.750	174,176
304	GNMA II ARM	11/20/27	4.125	308,989
34	GNMA II ARM	12/20/27	4.125	34,064
60	GNMA II ARM	01/20/28	3.375	60,930
17	GNMA II ARM	02/20/28	3.250	17,176
48	GNMA II ARM	02/20/28	3.375	49,147
71	GNMA II ARM	10/20/29	4.125	71,949
304	GNMA II ARM	04/20/30	3.375	308,155
5,697	GNMA II ARM	05/20/30	3.375	5,777,095
80	GNMA II ARM	06/20/30	3.500	81,473
1,296	GNMA II ARM	07/20/30	3.500	1,311,011
1,005	GNMA II ARM	08/20/30	3.500	1,016,265
130	GNMA II ARM	10/20/30	4.125	132,016
125	GNMA II ARM	09/20/31	4.125	127,020
90	GNMA II ARM	11/20/31	4.125	91,385
8,500	GNMA I TBA	TBA	5.500	8,643,437
Total Government National Mortgage Association Certificates (cost — $42,757,452)				43,057,114

Federal Home Loan Mortgage Corporation Certificates—13.85%
4	FHLMC	12/01/05	10.500	3,857
679	FHLMC	07/01/08	6.000	692,872
8	FHLMC	07/01/09	9.000	8,749
11	FHLMC	02/01/10	9.000	12,012
19	FHLMC	05/01/10	11.500	19,995
14	FHLMC	08/01/10	11.500	15,871
16	FHLMC	11/01/10	11.500	17,588
18	FHLMC	05/01/11	11.000	18,929
275	FHLMC	03/01/13	8.000	299,455
6	FHLMC	03/01/13	11.000	6,285
27	FHLMC	05/01/14	11.500	29,587
8	FHLMC	09/01/14	11.500	8,259
15	FHLMC	07/01/15	11.000	16,424
19	FHLMC	09/01/15	11.000	20,308
4	FHLMC	10/01/15	11.000	4,378
38	FHLMC	12/01/15	11.000	42,487
39	FHLMC	12/01/15	11.500	42,730
4	FHLMC	01/01/16	11.500	4,465
4	FHLMC	02/01/16	11.500	4,612
196	FHLMC	05/01/16	8.500	197,185
83	FHLMC	11/01/16	9.750	88,542
6	FHLMC	10/01/17	7.500	6,832
45	FHLMC	12/01/17	11.500	49,639
14	FHLMC	01/01/18	11.500	15,110
16	FHLMC	04/01/19	11.000	18,481
9	FHLMC	05/01/19	11.500	9,396
2	FHLMC	06/01/19	11.000	2,226
26	FHLMC	06/01/19	11.500	28,558
20	FHLMC	07/01/19	11.500	22,061
† 0	FHLMC	08/01/20	11.000	158
9	FHLMC	09/01/20	11.000	10,012
58	FHLMC	11/01/20	10.500	65,246
14	FHLMC	11/01/24	7.500	15,185
556	FHLMC	04/01/25	9.000	588,707
4	FHLMC	08/01/25	7.000	4,587
996	FHLMC	03/01/34	5.000	987,316
510	FHLMC ARM	10/01/23	4.066	526,667
814	FHLMC ARM	07/01/24	4.075	835,064
1,349	FHLMC ARM	11/01/25	4.620	1,384,949
1,718	FHLMC ARM	10/01/27	4.290	1,765,211
1,039	FHLMC ARM	10/01/27	4.313	1,073,046
421	FHLMC ARM	11/01/27	3.889	430,964
316	FHLMC ARM	01/01/28	4.295	322,874
1,742	FHLMC ARM	06/01/28	3.988	1,803,956
1,377	FHLMC ARM	07/01/28	4.066	1,417,539
970	FHLMC ARM	01/01/29	4.288	993,776
1,093	FHLMC ARM	04/01/29	3.885	1,130,666

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

50	FHLMC ARM	10/01/29	6.179	52,850
2,028	FHLMC ARM	11/01/29	4.013	2,108,855
1,022	FHLMC ARM	12/01/29	4.045	1,055,673
354	FHLMC ARM	01/01/30	4.682	364,874
26,000	FHLMC TBA	TBA	5.000	25,740,000
24,000	FHLMC TBA	TBA	5.500	24,262,512
Total Federal Home Loan Mortgage Corporation Certificates (cost — $67,874,874)				68,647,580

Federal Housing Administration Certificates—2.17%
387	FHA GMAC	04/01/19	7.480	392,908
2,132	FHA GMAC	02/01/21	7.400	2,131,853
179	FHA GMAC	05/01/21	7.450	179,408
1,535	FHA Project Certificates	02/01/20	8.430	1,535,271
1,550	FHA Reilly	07/01/20	6.896	1,565,523
94	FHA Reilly	08/01/20	7.430	95,632
4,830	FHA Wingate St. Francis	04/01/31	8.375	4,829,821
Total Federal Housing Administration Certificates (cost — $10,742,559)				10,730,416

Federal National Mortgage Association Certificates—75.51%
276	FNMA	05/01/09	9.000	288,846
175	FNMA	07/01/09	7.249	189,939
6	FNMA	12/01/09	9.500	6,407
77	FNMA	04/01/10	9.250	81,255
10	FNMA	03/01/11	10.250	10,980
40	FNMA	04/01/11	10.250	43,565
5	FNMA	02/01/12	10.500	5,787
21	FNMA	09/01/12	6.500	22,009
57	FNMA	12/01/12	6.500	59,760
11	FNMA	01/01/13	6.500	11,611
49	FNMA	02/01/13	6.500	50,997
104	FNMA	03/01/13	6.500	107,614
43	FNMA	04/01/13	6.500	45,324
87	FNMA	04/01/13	9.250	91,652
152	FNMA	06/01/13	6.500	158,270
49	FNMA	07/01/13	6.500	50,832
5	FNMA	07/01/13	10.500	4,977
27	FNMA	07/01/13	11.000	29,634
40	FNMA	08/01/13	6.500	42,041
236	FNMA	09/01/13	6.500	246,502
88	FNMA	10/01/13	6.500	90,845
84	FNMA	11/01/13	6.500	88,034
8	FNMA	04/01/14	10.500	7,963
13	FNMA	05/01/14	5.500	13,209
137	FNMA	05/01/14	9.250	143,278
34	FNMA	09/01/15	10.500	38,454
31	FNMA	10/01/15	11.000	34,793
† 0	FNMA	11/01/15	10.500	194
53	FNMA	11/01/15	11.000	57,280
59	FNMA	12/01/15	9.250	62,686
24	FNMA	01/01/16	11.000	25,747
21	FNMA	02/01/16	11.000	22,372
20	FNMA	03/01/16	11.000	22,004
423	FNMA	06/01/17	5.500	432,779
2,847	FNMA	10/01/17	5.000	2,872,221
1,905	FNMA	02/01/18	5.000	1,922,013
1,438	FNMA	05/01/18	5.000	1,450,563
31	FNMA	06/01/18	5.000	31,031
609	FNMA	07/01/18	5.000	613,835
733	FNMA	08/01/18	5.000	748,468
4,329	FNMA	10/01/18	5.000	4,366,443
22,212	FNMA	11/01/18	5.000	22,401,394
3,950	FNMA	12/01/18	5.000	3,983,828
1,723	FNMA	01/01/19	5.000	1,735,905
12,020	FNMA	02/01/19	5.000	12,113,702
579	FNMA	04/01/19	4.500	573,401
2,788	FNMA	05/01/19	4.500	2,760,654
943	FNMA	05/01/19	5.000	949,837
4,230	FNMA	06/01/19	4.500	4,189,968
987	FNMA	06/01/19	5.000	994,966
1,567	FNMA	07/01/19	4.500	1,551,494
1,657	FNMA	07/01/19	5.000	1,669,499
208	FNMA	07/01/19	6.500	216,493
14	FNMA	07/01/19	10.500	15,833
908	FNMA	08/01/19	4.500	899,296
3,991	FNMA	08/01/19	5.000	4,022,579
115	FNMA	08/01/19	10.000	124,241

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

1,884	FNMA	10/01/19	5.000		1,898,839
225	FNMA	10/01/19	9.000		245,230
2,818	FNMA	12/01/19	5.000		2,840,072
4,785	FNMA	01/01/20	5.000		4,822,700
5,407	FNMA	02/01/20	5.000		5,449,484
1,704	FNMA	03/01/20	5.000		1,717,335
4,754	FNMA	04/01/20	5.000		4,791,023
1,816	FNMA	05/01/20	5.000		1,830,524
25	FNMA	05/01/20	11.000		27,695
7	FNMA	08/01/20	10.500		7,385
11	FNMA	09/01/21	10.500		12,231
22	FNMA	04/01/22	10.500		24,030
4	FNMA	06/01/24	7.500		4,646
65	FNMA	07/01/24	7.500		70,465
76	FNMA	08/01/24	7.500		81,668
3	FNMA	12/01/24	7.500		3,031
32	FNMA	06/01/25	7.500		33,932
33	FNMA	07/01/25	7.500		34,875
254	FNMA	09/01/25	8.500		277,634
126	FNMA	02/01/26	9.000		138,356
18	FNMA	04/01/26	6.500		18,403
189	FNMA	10/01/26	7.500		203,690
140	FNMA	11/01/26	7.500		150,251
107	FNMA	11/01/26	8.000		115,537
151	FNMA	03/01/29	6.500		157,907
370	FNMA	05/01/29	6.500		385,819
340	FNMA	04/01/32	6.000		349,188
400	FNMA	07/01/32	6.500		415,986
7	FNMA	08/01/32	6.500		7,806
1,619	FNMA	03/01/33	6.500		1,684,155
11	FNMA	05/01/33	6.500		11,260
10	FNMA	12/01/33	6.500		10,675
32,656	FNMA	03/01/34	5.000		32,430,197
319	FNMA	04/01/34	6.500		331,948
5,661	FNMA	07/01/34	5.000		5,600,756
115	FNMA	07/01/34	6.500		119,508
110	FNMA	11/01/34	6.000		113,218
443	FNMA	11/01/34	6.500		461,075
7,438	FNMA	12/01/34	5.500		7,514,566
496	FNMA	03/01/35	5.500		501,120
464	FNMA	03/01/35	6.000		476,441
999	FNMA	04/01/35	5.500		1,009,114
585	FNMA ARM	09/01/15	4.699		585,158
32	FNMA ARM	11/01/23	5.969		32,341
838	FNMA ARM	03/01/25	4.776		855,872
208	FNMA ARM	02/01/26	4.122		212,620
445	FNMA ARM	09/01/26	4.207		455,307
9,249	FNMA ARM	10/01/26	3.234		9,229,704
266	FNMA ARM	12/01/27	5.175		270,795
161	FNMA ARM	02/01/29	3.984		165,234
112	FNMA ARM	09/01/29	6.623		115,477
286	FNMA ARM	02/01/30	4.235		292,805
431	FNMA ARM	05/01/30	4.194		438,444
215	FNMA ARM	07/01/30	4.126		219,145
12,000	FNMA TBA	TBA	4.500		11,868,744
26,500	FNMA TBA *	TBA	5.000		26,577,104
136,500	FNMA TBA	TBA	5.500		137,779,688
35,000	FNMA TBA	TBA	6.000		35,888,442
Total Federal National Mortgage Association Certificates (cost—$372,894,732)					374,161,959

Collateralized Mortgage Obligations—7.44%
3,738	Chevy Chase Funding LLC, Series 2004-1, Class A1 (2)	01/25/35	1.328	‡	3,741,805
5,000	Commercial Mortgage Pass-Through Certificates, Series 2003-FL8, Class A2 (2)	07/15/15	3.154	‡	5,004,798
2,364	Countrywide Alternative Loan Trust, Series 2004-J5, Class 1A1	07/25/34	3.210	‡	2,365,152
1,261	Federal Agricultural Mortgage Corp., Series 2002, Class AA1	04/25/11	7.827		1,317,628
184	FHLMC REMIC, Series 0023, Class KZ	11/25/23	6.500		193,910
64	FHLMC REMIC, Series 0159, Class H	09/15/21	4.500		63,454
2	FHLMC REMIC, Series 0185, Class E	08/15/06	9.000		2,330
301	FHLMC REMIC, Series 1003, Class H	10/15/20	3.750	‡	300,902
11	FHLMC REMIC, Series 1349, Class PS	08/15/22	7.500		11,493
1,541	FHLMC REMIC, Series 1502, Class PX	04/15/23	7.000		1,611,861
767	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000		759,014

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

249	FHLMC REMIC, Series 1573, Class PZ	09/15/23	7.000		263,863
150	FHLMC REMIC, Series 1658, Class GZ	01/15/24	7.000		156,766
593	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500		596,903
31	FHLMC REMIC, Series 1775, Class Z	03/15/25	8.500		32,184
102	FHLMC REMIC, Series 2258, Class F	06/15/29	3.304	‡	101,975
263	FHLMC REMIC, Series 2411, Class FJ	12/15/29	3.304	‡	263,328
877	FNMA REMIC, Trust 1987-002, Class Z	11/25/17	11.000		991,558
652	FNMA REMIC, Trust 1988-007, Class Z	04/25/18	9.250		703,355
8	FNMA REMIC, Trust 1992-074, Class Z	05/25/22	8.000		8,258
42	FNMA REMIC, Trust 1992-129, Class L	07/25/22	6.000		42,892
135	FNMA REMIC, Trust 1992-158, Class ZZ	08/25/22	7.750		144,366
1,683	FNMA REMIC, Trust 1993-037, Class PX	03/25/23	7.000		1,764,413
5	FNMA REMIC, Trust 1993-240, Class Z	12/25/13	6.250		5,240
75	FNMA REMIC, Trust 1993-250, Class Z	12/25/23	7.000		78,515
168	FNMA REMIC, Trust G92-040, Class ZC	07/25/22	7.000		177,701
148	FNMA REMIC, Trust G94-006, Class PJ	05/17/24	8.000		160,554
162	GNMA REMIC, Trust 2000-009, Class FH	02/16/30	3.470		162,874
7,775	Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A	02/25/35	3.340	‡	7,794,127
3,219	Sequoia Mortgage Trust, Series 5, Class A	10/19/26	3.330	‡	3,222,070
79	Small Business Administration, Series 1997-P10, Class B11	05/10/07	7.310		82,989
1,006	Small Business Administration, Series 2000-10, Class B1	08/01/10	7.449		1,078,167
3,670	Washington Mutual, Series 2003-R1, Class A1	12/25/27	3.290	‡	3,662,637
Total Collateralized Mortgage Obligations (cost—$36,186,287)					36,867,082

Asset-Backed Securities—5.74%
1,013	Citifinancial Mortgage Securities, Inc., Series 2003-2, Class AV2	05/25/33	3.330	‡	1,014,129
49	Conseco Finance Home Loan Trust, Series 1999-G, Class M2	06/15/24	9.520		48,954
1,000	Conseco Finance Securitizations Corp., Series 2000-5, Class M1	02/01/32	8.400		205,000
1,254	Credit-Based Asset Servicing and Securitization, Series 2004-CB5, Class AVI	09/25/21	3.150	‡	1,253,949
138	CWABS, Inc., Series 2004-4, Class 3A1	11/25/23	3.120	‡	138,311
1,467	CWABS, Inc., Series 2004-5, Class 4A1	08/25/23	2.960	‡	1,467,177
2,715	CWABS, Inc., Series 2004-6, Class 2A1	10/25/21	3.210	‡	2,715,688
1,638	Embarcadero Aircraft Securitization Trust, Series 2000-A, Class B (2)††	08/15/25	4.054	‡	512
1,200	EMC Mortgage Loan Trust, Series 2003-A, Class A2 (2)	08/25/40	3.770	‡	1,213,455
2,714	First Franklin Mortgage Loan Trust, Series 2003-FF5, Class A2	03/25/34	2.820	‡	2,712,693
2,328	First Franklin Mortgage Loan Trust, Series 2004-FFH3, Class 2A2	10/25/34	3.150	‡	2,327,977
166	Fremont Home Loan Trust, Series 2003-1, Class A2	02/25/33	3.360	‡	166,195
1,659	Fremont Home Loan Trust, Series 2004-2, Class 2A1	07/25/34	3.170	‡	1,659,464
129	Green Tree Financial Corp., Series 1998-2, Class A5	11/01/16	6.240		133,548
2,247	Renaissance Home Equity Loan Trust, Series 2003-2, Class A	08/25/33	3.460	‡	2,257,182
1,658	Renaissance Home Equity Loan Trust, Series 2004-2, Class AV1	07/25/34	3.180	‡	1,657,984
445	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A1	06/25/24	3.170	‡	444,656
3,367	Residential Asset Mortgage Products, Inc., Series 2004-RS8, Class AII1	05/25/26	3.160	‡	3,367,553
305	Residential Asset Mortgage Products, Inc., Series 2004-RZ1, Class AI1	12/25/22	3.130	‡	305,285
842	Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A	01/25/34	3.360	‡	842,556
4,504	Structured Asset Investment Loan Trust, Series 2004-6, Class 2A1	07/25/34	3.150	‡	4,503,698
Total Asset-Backed Securities (cost—$30,833,236)					28,435,966

Stripped Mortgage-Backed Securities†††—0.31%
623	FHLMC REMIC, Series 0013, Class B (1)	06/25/23	7.000		128,806
44	FHLMC REMIC, Series 1554, Class I (1)	08/15/08	6.500		3,095
1,372	FHLMC REMIC, Series 1627, Class PN (1)	09/15/22	6.000		50,363
56	FHLMC REMIC, Series 2136, Class GD (1)	03/15/29	7.000		10,407
263	FHLMC REMIC, Series 2178, Class PI (1)	08/15/29	7.500		47,415
1	FNMA REMIC, Trust 1992-142, Class KB (1)	08/25/07	11.980		6,456
1	FNMA REMIC, Trust 1992-157, Class JA (1)	09/25/07	10.146		6,352

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

40,577	Hilton Hotel Pool Trust, Series 2000-HLTA, Class X (2)	10/03/15	0.618	1,281,174
Total Stripped Mortgage-Backed Securities (cost—$1,540,793)				1,534,068

Certificate of Deposit—0.28%
U.S.—0.28%
1,400	Bank of America N.A. (cost—$1,392,391)	07/06/05	3.010	1,392,391

Commercial Paper@-5.70%
Finance-NonCaptive Diversified—3.00%
14,900	General Electric Capital Corp.	06/20/05 to 07/25/05	2.970 to 3.090	14,835,015

Pharmaceuticals—2.70%
13,400	Pfizer, Inc.	05/11/05	2.690	13,390,989
Total Commercial Paper (cost—$28,226,004)				28,226,004

Short-Term U.S. Government and Agency Obligations@—23.75%
13,600	Federal Home Loan Bank	05/25/05	2.885	13,574,933
53,655	Federal Home Loan Mortgage Corp.	05/27/05 to 06/15/05	2.665 to 2.815	53,503,352
49,900	Federal National Mortgage Association	05/04/05 to 08/01/05	2.482 to 3.010	49,713,458
885	U.S. Treasury Bills ‡‡	06/02/05 to 06/16/05	2.680 to 2.730	882,267
Total Short-Term U.S. Government and Agency Obligations (cost—$117,674,010)				117,674,010

Repurchase Agreement—10.86%
53,811	Repurchase Agreement dated 04/29/05 with State Street Bank & Trust Co., collateralized by $54,550,000 U.S. Treasury Notes, 3.750% due 03/31/07; (value - $54,890,838); proceeds: $53,822,435 (cost—$53,811,000)	05/02/05	2.550	53,811,000
Total Investments Before Investment Sold Short (cost—$763,933,338)(3)(4)—154.29%				764,537,590

Investments Sold Short - (6.40)%
(32,000)	FNMA TBA (proceeds - $31,438,906)	TBA	5.000	(31,680,000)
Liabilities in excess of other assets - (47.89)%				(237,321,913)
Net Assets—100.00%				495,535,677

@            Interest rates shown are the discount rates at date of purchase.

*              Entire amount pledged as collateral for investments sold short.

‡              Floating rate securities. The interest rates shown are the current rates as of April 30, 2005.

‡‡            Entire or partial amount pledged as collateral for futures and options transactions.

†              Principal amount represents less than $500.

††            Bond Interest in default.

†††          Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(1)           Illiquid securities representing 0.05% of net assets as of April 30, 2005.

(2)           Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 2.27% of net assets as of April 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)           Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2005 were $4,177,860 and $3,573,608, respectively, resulting in net unrealized appreciation of investments of $604,252.

(4)           The Portfolio calculates its net asset value based on the current market value for its portfolio securities.  The Portfolio normally obtains market values for its securities from independent pricing sources.  Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”).  The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.  All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.  Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”).  Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio’s net asset value.  If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

ARM      Adjustable Rate Mortgage—The interest rates shown are the current rates as of April 30, 2005.

REMIC   Real Estate Mortgage Investment Conduit

TBA       (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Note:      The table below details the Portfolio’s transaction activity in affiliated issuers for the nine months ended April 30, 2005.  There are no investments in affiliated issuers at April 30, 2005.

Security Description	Value at 07/31/04 ($)	Purchases During the Nine Months Ended 04/30/05 ($)	Sales During the Nine Months Ended 04/30/05 ($)	Value at 04/30/05 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/05 ($)

UBS Private Money Market Fund LLC	—	6,654,560	6,654,560	—	698

Number of
Contracts		Value ($)
Written Options
Call Options Written
15,000,000	3 Month LIBOR(1) Interest Rate Swap, strike @ 4.00%, expires 10/31/05	33,600
56	U.S. Treasury Note 10 Year Futures, strike @ $112.00, expires 05/20/05	19,250
288	U.S. Treasury Note 10 Year Futures, strike @ $113.00, expires 05/20/05	36,000
		88,850

Put Options Written
15,000,00	3 Month LIBOR(1) Interest Rate Swap, strike @ 7.00%, expires 10/31/05	150
66	U.S. Treasury Note 10 Year Futures, strike @ $107.00, expires 05/20/05	1,031
278	U.S. Treasury Note 10 Year Futures, strike @ $108.00, expires 05/20/05	8,688
		9,869
Total Written Options (premiums received—$634,201)		98,719

(1) 3 Month LIBOR (London Interbank Offered Rate) at April 30, 2005 was 2.126%.

		Amount of
	Number of	Premiums
	Contracts	Received ($)
Options outstanding at July 31, 2004	60,000,000	795,015
Options written	1,748	743,601
Options terminated in closing purchase transactions	(26,700,620)	(580,289)
Options expired prior to exercise	(3,300,440)	(324,126)
Options outstanding at April 30, 2005	30,000,688	634,201

Number of		In	Expiration	Unrealized
Contracts	Contracts to Deliver	Exchange For ($)	Date	Depreciation ($)
Futures Contracts
476	90 Day Euro Dollar Futures	114,807,788	September 2005	(264,337)

	Contracts to Receive
57	U.S. Treasury Note 10 Year Futures	6,239,719	June 2005	(111,328)
				(375,665)

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s seminannual report to shareholders dated January 31, 2005.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
U.S. Government Obligations—23.56%
2,215	U.S. Treasury Bonds (1)	05/15/10	10.000		2,220,624
4,950	U.S. Treasury Bonds (1)	11/15/10	12.750		5,196,535
2,890	U.S. Treasury Bonds (1)	11/15/12	10.375		3,350,594
1,015	U.S. Treasury Bonds	08/15/20	8.750		1,486,658
1,025	U.S. Treasury Bonds (1)	11/15/21	8.000		1,432,198
920	U.S. Treasury Notes	11/15/05	5.750		932,326
1,985	U.S. Treasury Notes (1)	11/30/05	1.875		1,970,112
1,065	U.S. Treasury Notes	12/31/05	1.875		1,055,390
25	U.S. Treasury Notes	05/15/06	4.625		25,307
18,975	U.S. Treasury Notes (1)	06/30/06	2.750		18,823,048
2,900	U.S. Treasury Notes (1)	08/31/06	2.375		2,857,292
910	U.S. Treasury Notes	09/30/06	2.500		897,096
1,905	U.S. Treasury Notes	11/30/06	2.875		1,884,908
12,560	U.S. Treasury Notes (1)	01/31/07	3.125		12,455,991
2,115	U.S. Treasury Notes	02/28/07	3.375		2,105,582
2,105	U.S. Treasury Notes (1)	11/15/07	3.000		2,069,971
1,205	U.S. Treasury Notes (1)	02/15/08	3.375		1,194,362
1,985	U.S. Treasury Notes (1)	03/15/10	4.000		1,993,994
620	U.S. Treasury Notes	04/15/10	4.000		622,857
9,710	U.S. Treasury Notes (1)	02/15/12	4.875		10,201,190
805	U.S. Treasury Notes	11/15/12	4.000		804,308
17,205	U.S. Treasury Notes (1)	11/15/14	4.250		17,261,450
935	U.S. Treasury Notes	02/15/15	4.000		919,843
Total U.S. Government Obligations (cost—$93,105,599)					91,761,636

Federal Home Loan Mortgage Corporation Certificates—2.04%
3,875	FHLMC	04/19/07	3.010		3,807,738
1,125	FHLMC	02/27/09	3.750		1,110,385
1,600	FHLMC	10/11/12	4.750		1,597,030
1,430	FHLMC	10/27/14	5.000		1,428,383
Total Federal Home Loan Mortgage Corporation Certificates (cost—$7,952,083)					7,943,536

Federal National Mortgage Association Certificates—12.41%
3,025	FNMA	01/06/06	1.790		2,991,114
5,500	FNMA	04/20/06	2.000		5,412,803
1,775	FNMA	06/16/06	1.750		1,737,381
3,775	FNMA	01/30/07	2.710		3,703,181
1,915	FNMA	01/26/09	4.000		1,902,037
7,290	FNMA	09/15/09	6.625		7,989,876
5,235	FNMA	01/15/10	7.250		5,901,007
6,765	FNMA	06/15/10	7.125		7,642,975
1,185	FNMA (1)	05/15/11	6.000		1,285,641
1,719	FNMA	11/01/11	5.793		1,826,711
4,480	FNMA	02/21/13	4.750		4,453,900
730	FNMA ARM	08/01/32	5.582		732,845
2,767	FNMA ARM	04/01/34	4.016		2,748,489
Total Federal National Mortgage Association Certificates (cost—$48,673,693)					48,327,960

Collateralized Mortgage Obligations—12.35%
2,050	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	04/15/36	6.503		2,241,659
3,902	Bear Stearns ALT-A Trust, Series 2004-13, Class A1	11/25/34	3.390	‡	3,908,659
4,022	Bear Stearns ARM Trust, Series 2004-5, Class 2A	07/25/34	4.036		3,961,321
2,000	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	01/15/32	7.198		2,214,689
2,528	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2	09/15/30	6.030		2,622,777
1,810	Commercial Mortgage Pass-Through Certificates, Series 2000-C1, Class A2	08/15/33	7.416		2,015,661
1,530	First Union Lehman Brothers Bank of America, Series 1998-C2, Class A2	11/18/35	6.560		1,613,855
974	FNMA REMIC Trust, Series 2002-63, Class EJ	10/25/32	6.000		1,000,271
3,280	FNMA REMIC Trust, Series 2004-25, Class PA	10/25/30	5.500		3,366,116
2,571	FNMA REMIC Trust, Series 2004-36, Class BS	11/25/30	5.500		2,633,278
1,819	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	08/15/36	7.179		1,985,045
2,090	J.P. Morgan Chase Commercial Mortgage Securities, Series 2004-CBX, Class A4	01/12/37	4.529		2,076,106
1,850	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	10/15/35	6.210		1,954,869
1,228	LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class A1	10/15/32	7.105		1,273,291

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
988	Nationslink Funding Corp., Series 1999-SL, Class A6	11/10/30	6.608		1,001,764
1,973	Small Business Administration, Series 2004-P10B, Class 1	08/10/14	4.754		1,976,403
2,525	Structured ARM Loan Trust, Series 2004-13, Class A2	09/25/34	3.320		2,525,863
1,783	Structured Asset Securities Corp., Series 2003-2, Class C (2)	01/21/09	1.549	‡	1,774,350
1,240	Structured Asset Securities Corp., Series 2003-AL1, Class A (2)	04/25/31	3.356		1,143,403
3,439	Structured Asset Securities Corp., Series 2004-6, Class 4A1 ARM	06/25/34	4.873		3,396,829
3,465	Wells Fargo Mortgage Backed SecuritiesTrust, Series 2004-H, Class A1	06/25/34	4.532	‡	3,429,502
Total Collateralized Mortgage Obligations (cost—$48,549,083)					48,115,711

Asset-Backed Securities—7.87%
302	Aames Mortgage Trust, Series 1996-D, Class A1G	03/15/29	7.320		301,604
2,524	Capital Auto Receivables Asset Trust, Series 2002-3, Class A3	10/16/06	3.580		2,525,662
2,800	Chase Issuance Trust, Series 2004-A9, Class A9	06/15/10	3.220		2,745,313
2,890	Citibank Credit Card Issuance Trust, Series 1998-2, Class A	01/15/10	6.050		3,043,028
3,475	Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	05/17/10	2.900		3,351,502
3,325	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1	01/20/09	2.550		3,249,140
3,325	Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	08/24/09	3.200		3,263,580
2,825	DaimlerChrysler Auto Trust, Series 2004-B, Class A3	09/08/08	3.180		2,802,289
2,000	Epoch 2002 Ltd. (2)	05/30/07	2.190	‡	2,020,000
2,925	MBNA Master Credit Card Trust, Series 2004-A4, Class A4	09/15/09	2.700		2,856,440
3,450	Nissan Auto Receivables Owner Trust, Series 2004-B, Class A4	12/15/09	4.000		3,439,002
1,187	Polaris Securities, Inc., Series 2001-1, Class A1 †(2)	07/17/09	9.370	#	1,044,665
Total Asset-Backed Securities (cost—$30,605,806)					30,642,225

Corporate Notes—34.85%
Aerospace & Defense—0.43%
565	Northrop Grumman Corp.	11/16/06	4.079		564,789
340	Northrop Grumman Corp.	02/15/11	7.125		382,413
689	Raytheon Co.	08/15/07	6.750		724,446
					1,671,648

Airlines—0.13%
527	Continental Airlines, Inc.	02/02/19	6.545		517,546

Automotive—1.24%
725	American Honda Finance (2)	05/26/09	4.500		726,869
200	DaimlerChrysler N.A. Holding	11/15/13	6.500		204,188
1,300	Ford Motor Credit Co.	01/15/10	5.700		1,174,950
760	Ford Motor Credit Co.	02/01/11	7.375		711,813
1,350	General Motors Acceptance Corp.	09/23/08	4.203	‡	1,210,406
275	General Motors Acceptance Corp.	09/15/11	6.875		240,933
675	General Motors (1)	01/15/11	7.200		569,977
					4,839,136

Banking-Non-U.S.—2.06%
390	HBOS Treasury Services PLC (2)	01/12/07	3.125		385,086
500	HBOS Treasury Services PLC (2)	09/30/08	3.750		492,976
800	Japan Finance Corp. for Municipal Entities	04/21/15	4.625		801,380
5,225	L-Bank BW Foerderbank	07/27/06	3.420		5,218,662
650	National Westminster Bank	04/29/49	7.750	‡	697,051
425	Swedish Export Credit Corp.	01/15/08	3.500		419,814
					8,014,969
Banking-U.S.—6.13%
1,450	American Express Bank, Financial Services Board ‡‡‡	11/21/07	3.080	‡	1,450,918
225	American Express Centurion	07/30/09	4.375		225,156
400	BankBoston N.A.	04/15/08	6.375		423,372
260	Bank of America Corp.	04/15/06	7.200		267,425
295	Bank of America Corp.	02/01/07	5.250		301,200

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
55	Bank of America Corp.	01/15/08	3.875		54,611
1,315	Bank of America Corp.	02/15/10	7.800		1,498,574
250	Bank One Corp.	06/30/08	2.625		237,879
975	Bank One N.A., Illinois	01/15/08	3.700		963,434
2,050	DEPFA Asset Covered Securities Bank	10/29/08	3.625		2,021,600
825	Deutsche Bank AG NY	03/15/07	3.843	‡	819,885
675	Firstar Bank NA	07/05/10	7.800	‡	679,996
680	Fleet National Bank	01/15/09	5.750		710,684
280	FleetBoston Financial Corp.	02/15/08	3.850		277,221
550	HSBC Bank USA	09/15/09	3.875		536,819
250	Huntington National Bank	10/16/06	2.750		245,955
770	National City Bank	06/29/09	3.210	‡	769,704
635	Suntrust Bank	10/15/07	3.625		626,481
430	Suntrust Bank	10/15/08	4.000		427,268
500	Suntrust Bank	06/15/09	4.415		501,675
1,425	U.S. Bank NA	03/12/07	2.400		1,388,482
860	U.S. Bank NA	02/01/08	6.500		909,948
785	U.S. Central Credit Union	05/30/08	2.750		759,185
1,500	Wachovia Corp.	11/01/06	4.950		1,520,394
190	Wachovia Corp.	08/15/08	3.500		185,925
840	Wachovia Corp.	12/15/08	5.625		882,227
925	Wells Fargo & Co.	05/21/06	5.900		944,717
1,150	Wells Fargo & Co.	08/15/08	3.120		1,111,802
490	Wells Fargo & Co.	09/15/09	3.110	‡	490,137
2,030	Wells Fargo & Co.	01/15/10	4.200		2,009,349
65	Wells Fargo & Co.	11/15/14	5.000		65,722
575	World Savings Bank FSB	03/10/08	4.125		572,247
					23,879,992

Building Products—0.17%
345	Lennar Corp. (2)	05/31/15	5.600		346,750
335	Pulte Homes, Inc.	02/15/15	5.200		322,344
					669,094

Diversified Financials—0.21%
670	Nationwide Building Society (2)	01/30/07	2.625		654,794
180	Nationwide Building Society (2)	02/01/10	4.250		178,163
					832,957

Electric Utilities—0.40%
950	Scottish Power PLC	03/15/10	4.910		960,754
600	SP Powerassets Ltd. (2)	10/22/08	3.800		588,572
					1,549,326

Electronics—0.03%
115	Loral Corp.	09/15/23	7.000		134,976

Energy—0.56%
675	Anadarko Petroleum Corp.	05/01/08	3.250		655,327
60	Conoco Funding Co.	10/15/06	5.450		61,310
340	Florida Power Corp.	03/01/13	4.800		339,035
400	Occidental Petroleum Corp.	01/15/12	6.750		448,705
675	Ocean Energy, Inc.	10/01/07	4.375		674,167
					2,178,544

Finance-Consumer—0.32%
1,175	Commercial Credit Co.	07/01/07	6.750		1,238,365

Financial Services—10.29%
450	Bank of New York Co., Inc. MTN	09/01/07	3.900		446,737
775	Bear Stearns Co., Inc.	01/15/07	5.700		795,318
1,100	Citigroup, Inc.	05/10/06	5.750		1,121,561
1,070	Citigroup, Inc.	03/06/07	5.000		1,087,699
4,445	Citigroup, Inc.	02/22/10	4.125		4,379,490
2,875	Eksportfinans	07/15/09	4.375		2,889,844
1,225	General Electric Capital Corp.	08/15/07	3.500		1,207,158
4,425	General Electric Capital Corp. MTN	01/15/08	3.450	‡	4,386,449
1,590	General Electric Capital Corp. MTN	03/04/08	4.125		1,586,500
3,600	General Electric Capital Corp. MTN	10/15/08	3.600		3,519,608
120	General Electric Capital Corp. MTN	11/21/11	4.375		119,293
675	HSBC Finance Corp.	07/15/06	7.200		700,555
350	HSBC Finance Corp.	01/30/07	5.750		359,530

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
525	HSBC Finance Corp.	12/15/08	4.125		518,951
50	HSBC Finance Corp.	08/01/10	6.375		54,114
2,765	J.P. Morgan Chase & Co.	05/30/07	5.250		2,825,075
1,530	J.P. Morgan Chase & Co.	02/01/08	4.000		1,520,682
375	Lehman Brothers Holdings, Inc.	02/05/06	6.625		382,835
300	Lehman Brothers Holdings, Inc.	02/01/08	7.000		321,634
800	Massmutual Global Funding (2)	07/15/08	2.550		761,033
1,450	Morgan Stanley	01/15/10	4.000		1,412,254
575	Morgan Stanley	04/01/12	6.600		629,682
1,000	New York Life Global Funding MTN (2)	01/15/09	3.875		989,252
1,600	Principal Life Global Funding (2)	04/30/08	3.625		1,574,370
1,030	SLM Corp.	04/10/07	5.625		1,057,526
1,180	SLM Corp.	03/17/08	3.625		1,159,114
825	State Street Bank & Trust Co.	12/11/06	2.920	‡	824,616
345	State Street Corp.	06/15/10	7.650		398,368
1,970	TIAA Global Markets (2)	01/22/08	3.875		1,956,119
375	U.S. Bancorp	08/23/07	3.950		374,010
700	Washington Mutual Finance Corp.	05/15/06	6.250		716,957
					40,076,334

Food & Beverage—1.50%
460	Cadbury Schweppes US Finance (2)	10/01/08	3.875		450,703
310	Diageo Capital PLC	03/20/08	3.375		303,597
735	General Mills, Inc.	10/15/06	6.449		760,120
1,750	General Mills, Inc.	02/15/07	5.125		1,782,086
200	General Mills, Inc.	11/30/07	3.875		198,154
425	Kellogg Co.	06/01/08	2.875		407,914
585	Kraft Foods, Inc.	11/01/11	5.625		613,622
650	Kroger Co.	04/01/11	6.800		712,443
610	Nabisco, Inc.	06/15/05	6.850		612,213
					5,840,852

Insurance—1.16%
575	Allstate Financial Global Funding II (2)	10/22/06	2.625		563,876
1,430	Berkshire Hathaway Finance Corp. (2)	01/15/10	4.125		1,409,388
235	Metropolitan Life Global Funding (2)	07/30/09	4.250		234,107
600	Metropolitan Life Global Funding (2)	05/05/10	4.500		599,115
425	Monumental Global Funding (2)	07/30/09	4.375		422,416
445	Protective Life Second Trust	11/24/08	3.700		440,808
850	Prudential Financial, Inc.	05/01/08	3.750		837,426
					4,507,136

Media—1.46%
745	Comcast Corp.	02/15/08	7.625		804,328
645	Comcast Corp.	03/15/11	5.500		668,031
2,195	Continental Cablevision, Inc.	05/15/06	8.300		2,288,685
1,050	News America, Inc.	12/15/14	5.300		1,051,759
350	Time Warner, Inc.	02/01/24	7.570		416,638
260	Viacom, Inc.	08/15/12	5.625		261,806
175	Walt Disney Co.	06/20/14	6.200		190,228
					5,681,475

Medical Products—0.07%
270	Boston Scientific	06/15/14	5.450		279,992

Medical Providers—0.51%
270	UnitedHealth Group, Inc.	08/15/07	3.375		265,584
1,700	Wellpoint, Inc.	06/15/06	6.375		1,742,410
					2,007,994

Oil & Gas—0.18%
150	Encana Corp.	08/15/09	4.600		150,418
550	Encana Corp.	10/15/13	4.750		542,354
					692,772

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
Oil Refining—0.14%
225	Enterprise Products Operating LP	10/15/07	4.000		220,893
300	Tosco Corp.	01/01/07	7.250		314,294
					535,187

Pharmaceuticals—0.82%
1,500	Merck & Co., Inc. (2)	02/22/06	4.726	‡	1,508,124
305	Merck & Co., Inc.	07/01/06	5.250		309,078
460	Merck & Co., Inc.	03/30/07	2.500		447,343
575	Merck & Co., Inc.	02/15/13	4.375		561,730
340	Schering-Plough Corp.	12/01/13	5.300		352,825
					3,179,100

Railroads—0.58%
875	Burlington Northern Santa Fe Corp.	04/15/07	7.875		932,653
750	Canadian National Railway Co.	03/15/13	4.400		732,758
555	Union Pacific Corp.	12/01/06	6.700		576,591
					2,242,002

Real Estate Investment Trusts—1.50%
340	Archstone-Smith Operating Trust	08/15/07	5.000		345,181
425	Archstone-Smith Operating Trust	06/15/08	3.000		407,459
555	AvalonBay Communities, Inc. MTN	08/01/07	5.000		561,439
280	AvalonBay Communities, Inc. MTN	11/01/12	6.125		299,761
500	Carramerica Realty Corp.	09/01/11	5.125		501,405
475	EOP Operating LP	03/15/14	4.750		456,067
780	ERP Operating LP	03/15/12	6.625		860,406
175	ERP Operating LP	04/01/13	5.200		177,307
460	Mack-Cali Realty LP	04/15/10	5.050		464,216
225	Rouse Co.	03/15/09	3.625		213,025
315	Rouse Co.	11/26/13	5.375		307,711
925	Simon Property Group LP	01/30/09	3.750		893,900
340	Simon Property Group LP	03/15/13	5.450		346,915
					5,834,792

Retail—0.32%
460	CVS Corp.	09/15/09	4.000		452,746
130	Federated Department Stores	09/01/08	6.625		138,024
170	May Department Stores Co.	07/15/14	5.750		176,024
425	Wal-Mart Stores, Inc.	08/10/09	6.875		466,403
					1,233,197

Telecommunications—3.15%
2,350	Bellsouth Corp. (2)	04/26/21	4.258	‡	2,350,000
1,225	Comcast Cable Community Holdings	03/15/13	8.375		1,487,166
110	Cox Communications, Inc.	11/01/10	7.750		123,611
350	Cox Communications, Inc.	10/01/12	7.125		388,903
925	Deutsche Telekom International Finance BV	06/15/05	7.750		930,191
1,470	SBC Communications, Inc.	09/15/09	4.125		1,445,685
450	SBC Communications, Inc.	09/15/14	5.100		450,204
475	Sprint Capital Corp.	01/30/11	7.625		536,160
100	TCI Communications, Inc.	08/01/13	7.875		117,990
50	TCI Communications, Inc.	08/01/15	8.750		63,767
515	Telecom Italia Capital (2)	09/30/14	4.950		501,647
1,000	Telefonica Europe BV	09/15/10	7.750		1,146,817
505	Turner Broadcasting Systems, Inc.	07/01/13	8.375		611,833
2,030	Verizon New Jersey, Inc.	01/17/12	5.875		2,124,876
					12,278,850

Utilities—1.25%
875	Dominion Resources, Inc.	11/15/06	3.660		869,750
650	Dominion Resources, Inc.	12/15/09	5.125		664,117
100	Dominion Resources, Inc.	09/15/14	7.195		115,331
330	Exelon Corp.	05/01/11	6.750		362,210
950	Nisource Finance Corp.	11/23/09	3.430	‡	955,441

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
690	Panhandle Eastern Pipe Line	03/15/07	2.750	670,442
900	TXU Corp. (2)	11/15/09	4.800	882,210
360	Virginia Electric & Power Co.	03/31/06	5.750	365,861
				4,885,362

Wireless Telecommunications—0.24%
900	Vodafone Group PLC	01/30/08	3.950	893,500
25	Vodafone Group PLC	02/15/10	7.750	28,462
				921,962
Total Corporate Notes (cost—$136,385,412)				135,723,560

International Government Obligations—3.41%
855	British Columbia Province of Canada	10/29/08	5.375	893,009
EUR 500	Federal Republic of Germany	07/04/34	4.750	732,460
EUR 2,025	Federal Republic of Germany	01/04/37	4.000	2,622,802
NZD 8,890	Government of New Zealand	11/15/11	6.000	6,550,060
955	Quebec Province of Canada	02/15/09	5.750	1,005,293
1,400	United Mexican States	03/03/15	6.625	1,482,600
Total International Government Obligations (cost—$12,966,068)				13,286,224

Short-Term U.S. Government Agency Obligation@—2.49%
9,700	Federal Home Loan Bank (cost—$9,700,000)	05/02/05	2.650	9,700,000

Repurchase Agreement—0.04%
137	Repurchase Agreement dated 4/29/05 with State Street Bank & Trust Co., collateralized by $4,177 U.S. Treasury Bonds, 8.125% to 9.250% due 02/15/16 to 08/15/19 and $131,750 U.S. Treasury Notes, 3.750% to 6.500% due 08/15/05 to 08/15/13; (value - $139,745); proceeds: $137,029 (cost - $137,000)	05/02/05	2.550	137,000

Number of
Shares
(000)
Investment of Cash Collateral from Securities Loaned - 4.70%
Money Market Funds ††—4.70%
†††0	AIM Liquid Assets Portfolio		2.840	44
10	AIM Prime Portfolio		2.839	10,157
533	Barclays Prime Money Market Fund		2.846	532,992
17,244	Scudder Money Market Series		2.820	17,244,018
528	UBS Private Money Market Fund LLC **		2.811	527,751
Total Money Market Funds (cost—$18,314,962)				18,314,962

Total Investments (cost—$406,389,706)(3)(4)(5)—103.72%				403,952,814
Liabilities in excess of other assets—(3.72)%				(14,499,608)
Net Assets—100.00%				389,453,206

(1)	Security, or portion thereof, was on loan at April 30, 2005.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.05% of net assets as of April 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2005 were $1,762,801 and $4,199,693, respectively, resulting in net unrealized depreciation of investments of $2,436,892.

(4)

Includes $77,396,095 of investments in securities on loan, at value. In addition to holding cash and cash equivalents as collateral for portfolio securities loaned of $18,314,962, the custodian also held U.S. Government agency securities having an aggregate value of $62,208,630 as collateral for portfolio securities loaned.

Principal
Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
2,800	Federal Home Loan Mortgage Corp.	07/15/06	5.500	2,905,753
12,225	Federal Home Loan Mortgage Corp.	01/15/12	5.750	13,406,069
4,753	Federal Home Loan Mortgage Corp.	07/15/13	4.500	4,834,086
9,160	Federal National Mortgage Association	02/15/06	5.500	9,403,803
13,650	Federal National Mortgage Association	01/15/10	7.250	15,710,386
12,020	Federal National Mortgage Association	01/15/30	7.125	15,948,533
				62,208,630

(5)

The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

‡	Floating rate securities. The interest rates shown are the current rates as of April 30, 2005.
@	Interest rate shown is the discount rate at date of purchase.
#	Interest rate shown reflects yield to maturity at purchase date for zero coupon bond.
†

Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.

††	Interest rates shown reflect yield at April 30, 2005.
†††	Amount represents less than 500 shares.
‡‡‡	Entire or partial amount pledged as collateral for futures transactions.
ARM	Adjustable Rate Mortgage—The interest rates shown are the current rates as of April 30, 2005.
EUR	Euro Dollars
MTN	Medium Term Note
NZD	New Zealand Dollars
REMIC	Real Estate Mortgage Investment Conduit
**	The table below details the Portfolio’s transactions in affiliated issuers for the nine months ended April 30, 2005.

Security Description	Value at 07/31/04 ($)	Purchases During the Nine Months Ended 04/30/05 ($)	Sales During the Nine Months Ended 04/30/05 ($)	Value at 04/30/05 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/05 ($)
UBS Private Money Market Fund LLC	1,683	115,840,714	115,314,646	527,751	10,677

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	91.7
Germany	2.1
New Zealand	1.6
United Kingdom	1.1
Canada	0.8
Norway	0.7
Netherlands	0.5
Ireland	0.5
Mexico	0.4
Japan	0.2
Singapore	0.2
Luxembourg	0.1
Sweden	0.1
Total	100.0

Number of Contracts
(000)		Value ($)
Written Options
Call Options Written
47	U.S. Treasury Note 10 Year Futures, strike @ $113.00, expires 08/26/05	32,313
Put Options Written
69	U.S. Treasury Note 10 Year Futures, strike @ $106.00, expires 08/26/05	8,625
Total Written Options (premiums received - $84,763)		40,938

		Amount of
	Number of	Premiums
	Contracts	Received ($)
Options outstanding at July 31, 2004	—	—
Options written	182	118,349
Options terminated in closing purchase transactions	(46)	(27,626)
Options expired prior to exercise	(20)	(5,960)
Options exercised	—	—
Options outstanding at April 30, 2005	116	84,763

				Unrealized
Number of		In	Expiration	Appreciation
Contracts	Contracts to Receive	Exchange For ($)	Dates	(Depreciation) ($)
Futures Contracts
89	Euro Bond Futures	12,917,923	June 2004	(167,625)
35	U.S. Treasury Bond 20 Year Futures	3,973,477	June 2005	(46,131)
136	U.S. Treasury Note 5 Year Futures	14,626,586	June 2005	(123,337)
				(337,093)
	Contracts to Deliver
122	U.S. Treasury Note 2 Year Futures	25,320,719	June 2005	18,793
166	U.S. Treasury Note 10 Year Futures	18,280,531	June 2005	215,135
13	U.S. Treasury Note 10 Year Futures	1,441,586	September 2005	7,276
				241,204
				(95,889)

Forward Foreign Currency Contracts

					Unrealized
	Contracts to	In		Maturity	Appreciation
	Deliver	Exchange For		Dates	(Depreciation) ($)
Euro Dollar	2,562,307	USD	3,362,567	07/26/05	43,869
New Zealand Dollar	8,947,655	USD	6,445,712	07/27/05	(64,414)
					(20,545)

Currency Type Abbreviation:

USD U.S. Dollars

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2005.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Prinicpal Amount (000) ($) #		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Obligations—5.94%
2,595	U.S. Treasury Inflation Index Notes (2)	01/15/14	2.000		2,693,797
3,764	U.S. Treasury Inflation Index Notes (2)	07/15/14	2.000		3,906,303
12,453	U.S. Treasury Inflation Index Notes (2)(3)	01/15/15	1.625		12,487,604
6,500	U.S. Treasury Notes	02/15/12	4.875		6,828,809
Total U.S. Government Obligations (cost—$25,716,323)					25,916,513

Government National Mortgage Association Certificates—1.66%
155	GNMA	06/15/17	8.000		166,855
179	GNMA	07/15/17	8.000		194,592
96	GNMA	09/15/17	8.000		103,626
198	GNMA	11/15/17	8.000		213,589
41	GNMA	12/15/31	5.500		41,898
44	GNMA	01/15/32	5.500		45,139
30	GNMA	10/15/32	5.500		30,962
21	GNMA	12/15/32	5.500		21,689
31	GNMA	12/15/33	5.500		32,005
81	GNMA	01/15/34	5.500		82,758
23	GNMA II ARM	11/20/23	4.625		23,057
26	GNMA II ARM	07/20/25	3.750		26,366
67	GNMA II ARM	01/20/26	3.375		68,599
90	GNMA II ARM	05/20/26	3.375		91,242
6,000	GNMA I TBA	TBA	5.500		6,101,250
Total Government National Mortgage Association Certificates (cost—$7,189,990)					7,243,627

Federal Home Loan Mortgage Corporation Certificates—1.78%
5,972	FHLMC	11/01/08	4.500		6,008,119
1,572	FHLMC	05/01/25	7.645		1,767,402
Total Federal Home Loan Mortgage Corporation Certificates (cost—$7,665,157)					7,775,521

Federal Housing Administration Certificates—0.10%
251	FHA GMAC	12/01/21	7.430		254,739
87	FHA Reilly	08/01/20	7.430		88,275
112	FHA Reilly	10/01/20	7.430		113,989
Total Federal Housing Administration Certificates (cost—$468,443)					457,003

Federal National Mortgage Association Certificates—3.10%
3,713	FNMA	12/01/09	6.970		4,016,938
2,948	FNMA	01/01/35	5.000		2,921,173
118	FNMA ARM	04/01/27	3.949		121,238
172	FNMA ARM	05/01/27	4.276		175,907
431	FNMA ARM	05/01/30	4.194		438,444
4,279	FNMA ARM	07/01/34	4.613		4,305,873
1,161	FNMA ARM	08/01/40	3.287		1,179,215
346	FNMA ARM COFI	11/01/26	3.311		348,066
Total Federal National Mortgage Association Certificates (cost—$13,236,031)					13,506,854

Collateralized Mortgage Obligations—52.20%
32	Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3	07/20/32	6.515	‡	32,092
151	Bear Stearns, Series 2002-2, Class 3A	06/25/31	6.937	‡	151,949
140	Bear Stearns, Series 2003-1, Class 5A1	04/25/33	5.438	‡	138,213
507	Bear Stearns, Series 2003-1, Class 6A1	04/25/33	5.087	‡	503,045
2,008	Bear Stearns, Series 2003-3, Class 1A	10/25/33	4.520	‡	1,983,560
5,645	Bear Stearns, Series 2004-3, Class 1A2	07/25/34	3.913	‡	5,595,959
10,168	Bear Stearns, Series 2004-6, Class 1A1	09/25/34	4.766	‡	10,147,045
9,420	Bear Stearns, Series 2004-6, Class 2A1	09/25/34	5.163	‡	9,507,426
8,692	Bear Stearns, Series 2004-7, Class 1A1	10/25/34	4.981	‡	8,739,004
5,740	Bear Stearns, Series 2004-9, Class 2A1	09/25/34	5.485	‡	5,824,208
479	Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1	12/25/32	5.250		480,323
2,661	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	12/25/33	6.250		2,710,235
4,633	Countrywide Home Loans, Series 2003-R4, Class 2A (1)	01/25/34	6.500		4,765,983
5,510	Countrywide Home Loans, Series 2004-12, Class 11A2	08/25/34	4.359	‡	5,575,215
473	FHLMC REMIC, Series 1278, Class K	05/15/22	7.000		473,711

Prinicpal Amount (000) ($) #		Maturity Dates	Interest Rates (%)		Value ($)

1	FHLMC REMIC, Series 1366, Class H	08/15/07	6.000		1,292
7	FHLMC REMIC, Series 1367, Class KA	09/15/22	6.500		7,453
1,715	FHLMC REMIC, Series 1502, Class PXZ	04/15/23	7.000		1,793,104
655	FHLMC REMIC, Series 1503, Class PZ	05/15/23	7.000		682,134
614	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000		607,211
569	FHLMC REMIC, Series 1548, Class Z	07/15/23	7.000		593,549
843	FHLMC REMIC, Series 1562, Class Z	07/15/23	7.000		871,061
9	FHLMC REMIC, Series 1611, Class I	02/15/23	6.000		9,319
181	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500		181,862
1,691	FHLMC REMIC, Series 2061, Class Z	06/15/28	6.500		1,742,395
754	FHLMC REMIC, Series 2400, Class FQ	01/15/32	3.454	‡	753,419
5,278	FHLMC REMIC, Series 2579, Class DZ	03/15/34	5.000		4,865,612
643	FHLMC REMIC, Series 2731, Class EZ	01/15/34	5.500		633,057
3,714	FHLMC REMIC, Series 2764, Class ZG	03/15/34	5.500		3,735,108
10,028	FHLMC REMIC, Series 2849, Class PZ	07/15/33	5.000		9,225,922
6,200	FHLMC REMIC, Series 2921, Class PG	01/15/35	5.000		6,048,811
3,900	FHLMC REMIC, Series 2981, Class XZ †	06/15/35	5.000		3,627,881
419	FHLMC REMIC, Series 6.023, Class KZ	11/25/23	6.500		440,704
3,212	FHLMC REMIC, Series T-054, Class 2A	02/25/43	6.500		3,350,293
11,184	FHLMC REMIC, Series T-058, Class 2A	09/25/43	6.500		11,611,031
409	FNMA REMIC, Series 1998-066, Class FG	12/25/28	3.150	‡	410,114
69	FNMA REMIC, Series 2000-034, Class F	10/25/30	3.300	‡	69,257
5,654	FNMA REMIC, Series 2002-080, Class A1	11/25/42	6.500		5,870,957
7,812	FNMA REMIC, Series 2003-064, Class AH	07/25/33	6.000		8,083,478
8,277	FNMA REMIC, Series 2004- W8, Class 2A	06/25/44	6.500		8,595,482
6,623	FNMA REMIC, Series 2004-T1, Class 1A1	01/25/44	6.000		6,720,841
3,443	FNMA REMIC, Series 2005-009, Class ZA	02/25/35	5.000		3,097,369
36	FNMA REMIC, Trust Series 1991-065, Class Z	06/25/21	6.500		37,850
84	FNMA REMIC, Trust Series 1992-040, Class ZC	07/25/22	7.000		89,109
40	FNMA REMIC, Trust Series 1992-129, Class L	07/25/22	6.000		41,593
117	FNMA REMIC, Trust Series 1993-037, Class PX	03/25/23	7.000		122,333
489	FNMA REMIC, Trust Series 1993-060, Class Z	05/25/23	7.000		521,197
876	FNMA REMIC, Trust Series 1993-065, Class ZZ	06/25/13	7.000		918,659
112	FNMA REMIC, Trust Series 1993-070, Class Z	05/25/23	6.900		118,108
560	FNMA REMIC, Trust Series 1993-096, Class PZ	06/25/23	7.000		591,349
91	FNMA REMIC, Trust Series 1993-160, Class ZB	09/25/23	6.500		91,552
55	FNMA REMIC, Trust Series 1993-163, Class ZA	09/25/23	7.000		57,914
400	FNMA REMIC, Trust Series 1994-023, Class PX	08/25/23	6.000		415,753
3,781	FNMA REMIC, Trust Series 1998-M5, Class B	09/25/07	6.270		3,896,249
2,294	FNMA REMIC, Trust Series 1998-M7, Class Z	05/25/36	6.390		2,413,306
2,499	FNMA REMIC, Trust Series 1999-W4, Class A9	02/25/29	6.250		2,576,986
437	GNMA REMIC, Trust Series 2000-009, Class FG	02/16/30	3.570	‡	440,730
508	GNMA REMIC, Trust Series 2002-031, Class FW	06/16/31	3.370	‡	510,736
10,885	GNMA REMIC, Trust Series 2003-098, Class Z	11/20/33	6.000		11,458,410
4,822	GNMA REMIC, Trust Series 2005-026, Class ZA	01/20/35	5.500		4,625,316
1,103	Housing Security, Inc., Series 1992-8, Class B	06/25/24	3.804	‡	1,098,823
76	Irwin Home Equity, Series 2002-1, Class 2A1	06/25/29	3.310	‡	76,108
684	Keycorp Student Loan Trust, Series 1996-A, Class A2	08/27/25	3.018	‡	687,436
1,725	Lehman Brothers Mortgage Trust, Series 1991-2, Class A3	01/20/17	8.395		1,917,416
398	Residential Asset Securities Corp., Series 2004-KS3, Class AI1	11/25/20	2.940	‡	398,383
2,805	Residential Funding Mortgage Security I, Series 2004-S2, Class A1	03/25/34	5.250		2,808,317
2,300	Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23	12/25/34	5.500		2,240,905
1,656	Small Business Administration, Series 1999-20K, Class 1	11/01/19	7.060		1,780,053
2,062	Small Business Administration, Series 2000-20K, Class 1	11/01/20	7.220		2,241,571
5,333	Small Business Administration, Series 2001-P10B, Class 1	08/01/11	6.344		5,584,990
5,411	Small Business Administration, Series 2002-20K, Class1	11/01/22	5.080		5,492,149
921	Small Business Administration, Series 2003-20I, Class 1	09/01/23	5.130		935,608
2,653	Small Business Administration, Series 2003-20L, Class 1	12/01/23	4.890		2,664,025
9,707	Small Business Administration, Series 2004-P10A, Class 1	02/10/14	4.504		9,619,943
4,392	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A	07/25/34	5.000		4,365,893
3,639	Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1	09/19/32	3.310	‡	3,641,871
5,320	Structured Asset Securities Corp., Series 2001-SB1, Class A2	08/25/31	3.375		4,999,893
279	Washington Mutual Mortgage Securities Corp., Series 2002-AR11, Class A1	10/25/32	5.131	‡	282,672
64	Washington Mutual Mortgage Securities Corp., Series 2002-AR2, Class 1A1	07/25/32	6.295	‡	63,888
855	Washington Mutual Mortgage Securities Corp., Series 2002-AR6, Class A	06/25/42	3.422	‡	864,298

Prinicpal Amount (000) ($) #		Maturity Dates	Interest Rates (%)		Value ($)

984	Washington Mutual Mortgage Securities Corp., Series 2005-AR1, Class A1A	01/25/45	3.008	‡	983,842
1,173	Washington Mutual Mortgage Securities Corp., Series 2005-AR2, Class 2A1A	01/25/45	2.998	‡	1,174,707
4,734	Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A7	01/25/34	5.500		4,562,145
Total Collateralized Mortgage Obligations (cost—$224,770,919)					227,668,770

Asset-Backed Securities—1.54%
462	Bear Stearns, Series 2004-HE9, Class 1A1	04/25/23	3.030	‡	461,864
57	C-Bass Trust, Series 2000-CB4, Class A1A	02/25/30	3.340	‡	57,384
1,200	Citibank Omni-S Master Trust, Series 2002-5, Class A	11/17/09	3.334	‡	1,202,517
737	Countrywide Home Loans, Series 2004-11, Class A1	09/25/21	3.210	‡	736,752
190	Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A	09/15/29	3.364	‡	189,774
901	Mid-State Trust, Series 4, Class A	04/01/30	8.330		974,791
1,427	Morgan Stanley Capital I, Series 2004-HE9, Class A3A	11/25/34	3.170	‡	1,427,263
54	Morgan Stanley Capital I, Series 2004-NC4, Class A2	04/25/34	3.150	‡	53,982
1,487	Spirit Collateralized Bond Obligation, Series 2003-1A, Class A †††*	06/03/09	3.008	‡	1,496,650
127	Structured Asset Investment Loan Trust, Series 2004-2, Class 3A1	03/25/34	3.130	‡	126,657
Total Asset-Backed Securities (cost—$6,687,286)					6,727,634

Stripped Mortgage-Backed Securities††—0.00%
37	FHLMC REMIC, Trust Series 1680, Class PE †	01/15/23	6.500		694
39	FNMA REMIC, Trust Series 1993-40, Class P †	04/25/08	7.000		2,979
Total Stripped Mortgage-Backed Securities (cost—$3,605)					3,673

Corporate Notes—7.90%
Airline—0.05%
500	United Airlines, Inc. (a)†	11/27/12	10.360		238,750

Automobiles—0.12%
500	Daimler Chrysler N.A. Holding	11/15/13	6.500		510,472

Banking—0.54%
700	Delphi Corp. (3)	08/15/13	6.500		511,000
700	Republic NY Corp.	05/15/21	9.125		966,158
800	Riggs Capital Trust	12/31/26	8.625		888,000
					2,365,158

Diversified Financials—0.09%
400	Goldman Sachs Group, Inc. (3)	10/15/13	5.250		405,622

Electric Utilities—0.46%
1,800	PSE&G Power LLC	04/01/14	5.000		1,780,438
229	Southern California Edison	02/15/07	8.000		243,850
					2,024,288

Energy Equipment & Services—0.18%
800	Panhandle Eastern Pipeline	08/15/08	4.800		805,251

Financial Services—3.07%
1,400	Devon Financing Corp.	09/30/31	7.875		1,765,365
3,300	General Motors Acceptance Corp.	10/20/05	4.395	‡	3,292,862
1,400	General Motors Acceptance Corp.	09/15/06	6.125		1,391,653
3,200	General Motors Acceptance Corp.	03/20/07	3.700	‡	3,031,658
4,000	Infrastructure Finance Corp.	03/26/09	2.120	‡	3,920,000
					13,401,538

Hotels/Gaming—0.53%
700	Cesars Entertainment, Inc.	09/01/09	7.500		763,000
1,400	MGM Mirage, Inc.	09/15/10	8.500		1,526,000
					2,289,000

Media—0.80%
2,000	Cox Enterprises, Inc. (1)	02/15/07	8.000		2,118,152
1,300	Time Warner, Inc.	08/15/06	8.110		1,361,136
					3,479,288

	Prinicpal Amount (000) ($) #		Maturity Dates	Interest Rates (%)		Value ($)

Oil Refining—0.23%
	1,000	Enterprise Products Operating L.P., Series B	10/15/09	4.625		984,403
Oil Services—0.75%
	3,000	Pemex Project Funding Master Trust	12/15/14	7.375		3,259,500

Paper & Packaging—0.20%
	900	Packaging Corp. of America	08/01/13	5.750		879,735
Telecommunication Services—0.88%
EUR	1,200	France Telecom	03/14/08	7.500		1,723,009
	1,100	Sprint Capital Corp.	01/30/06	7.125		1,123,893
	1,000	Verizon North, Inc. *	01/01/21	5.634		987,820
						3,834,722
Total Corporate Notes (cost—$34,375,915)						34,477,727

International Government Obligations—8.54%
	816	Federal Republic of Brazil	04/15/06	4.250	‡	817,469
	200	Federal Republic of Brazil	03/12/08	11.500		226,500
	329	Federal Republic of Brazil	04/15/09	4.313	‡	322,845
	700	Federal Republic of Brazil	06/29/09	8.840	‡	799,750
	1,400	Federal Republic of Brazil	04/15/12	4.313	‡	1,309,857
	433	Federal Republic of Brazil	04/15/14	8.000		429,506
EUR	200	Federal Republic of Germany	07/04/27	6.500		356,476
EUR	1,500	Federal Republic of Germany	01/04/28	5.625		2,430,389
EUR	6,200	Federal Republic of Germany	01/04/30	6.250		10,911,052
	1,500	Federal Republic of Panama	07/23/12	9.375		1,755,000
	600	Federal Republic of Panama	09/30/27	8.875		672,000
	2,250	Federal Republic of Peru	02/21/12	9.125		2,576,250
EUR	3,300	Government of Spain	01/31/37	4.200		4,411,150
JPY	484,000	Republic of Italy	03/27/08	3.800		5,092,881
	2,000	Russian Federation	06/26/07	10.000		2,213,400
	1,975	Russian Federation	03/31/30	5.000		2,099,820
	500	United Mexican States	09/24/22	8.000		580,000
	200	United Mexican States	08/15/31	8.300		234,250
Total International Government Obligations (cost—$35,881,758)						37,238,595

Municipal Bonds and Notes—3.06%
Education—0.63%
	600	Akron Ohio Income Tax, Revenue Community Learning Centers, Series A	12/01/33	5.000		625,902
	1,300	Clark County Nevada School District, Series C	06/15/13	5.375		1,466,153
	650	Detroit City School District, School Building & Site Improvement, Series A	05/01/32	5.000		675,591
						2,767,646

Tobacco—1.39%
	200	Golden State Tobacco Securitization Corp.	06/01/39	6.750		212,780
	600	Golden State Tobacco Securitization Corp., Series 2003 A-1	06/01/33	6.250		619,554
	3,100	Tobacco Settlement Funding Corp.	06/01/39	6.750		3,285,752
	900	Tobacco Settlement Funding Corp., New Jersey	06/01/42	6.125		906,264
	200	Tobacco Settlement Funding Corp., Rhode Island, Series A	06/01/42	6.250		201,442
	675	Tobacco Settlement Funding Corp., Series 2001-B	05/15/39	5.875		672,658
	167	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue, Series A	05/15/16	7.666		167,040
						6,065,490

Transportation—0.22%
	400	California Infrastructure & Economic Development Revenue	07/01/36	5.000		418,792
	500	Harris County Texas, Refunding Toll Road Senior Lien	08/15/33	5.000		521,075
						939,867

Utilities—0.82%
	1,300	Energy Northwest Washington Electric Revenue	07/01/15	5.500		1,481,207
	500	Lower Colorado River Authority Revenue	05/15/28	5.000		522,165
	1,500	New York City Municipal Water Finance Authority	06/15/34	5.000		1,560,780
						3,564,152
Total Municipal Bonds and Notes (cost—$12,674,736)						13,337,155

Commercial Paper@—11.78%
Banking-Non-U.S.—5.87%
	3,500	IXIS Commercial Paper Corp.	06/08/05 to 07/19/05	2.810 to 3.080		3,485,809
	9,200	Royal Bank of Scotland PLC	05/25/05	2.960		9,182,602
	13,000	Skandinaviska Enskilda Banken	05/17/05 to 07/14/05	2.760 to 3.040		12,947,442

Prinicpal Amount (000) ($) #			Maturity Dates	Interest Rates (%)	Value ($)

Banking-U.S.—3.14%
1,400		Bank of America Corp.	07/06/05	3.010	1,392,391
6,400		Barclays U.S. Funding Corp.	05/20/05	2.935	6,390,608
1,300		Danske Corp.	05/09/05 to 06/06/05	2.665 to 2.725	1,298,474
4,600		National Australia Funding (Delaware), Inc.	05/05/05	2.820	4,598,919

Pharmaceuticals—2.77%
12,100		Pfizer, Inc.	05/11/05	2.690	12,091,863
Total Commercial Paper (cost—$51,388,108)					51,388,108

Short-Term Corporate Obligations—0.98%
Finance-NonCaptive Diversified—0.98%
4,300		Ford Motor Credit Corp. (cost—$4,252,891)	08/26/05	3.400	4,252,891

Short-Term Global Debt Securities—0.14%
JPY	62,000	Republic of Italy (cost—$583,428)	06/08/05	3.750	593,041

Short-Term U.S. Government and Agency Obligations@—1.18%
400		Federal Home Loan Mortgage Corp.	08/01/05	2.939	396,946
2,600		Federal National Mortgage Association	07/18/05 to 08/05/05	2.970 to 3.050	2,581,209
2,185		U.S. Treasury Bills ‡‡	05/05/05 to 06/16/05	2.540 to 2.730	2,179,210
Total Short-Term U.S. Government and Agency Obligations (cost—$5,157,365)					5,157,365

Repurchase Agreement—2.23%
9,738		Repurchase Agreement dated 04/29/05 with State Street Bank & Trust Co., collateralized by $9,935,000 U.S. Treasury Notes, 2.500% due 05/31/06; (value-$9,935,000), proceeds: $9,740,069 (cost—$9,738,000)	05/02/05	2.550	9,738,000

Number of Shares (000)

Investments of Cash Collateral from Securities Loaned—1.65%
Money Market Funds††††—1.65%
2,018	Barclays Prime Money Market Fund	2.846	2,018,468
5,168	UBS Private Money Market Fund LLC **	2.811	5,167,811
Total Money Market Funds (cost—$7,186,279)			7,186,279
Total Investments (cost—$446,976,234)(4)(5)(6)—103.78%			452,668,756
Liabilities in excess of other assets—(3.78)%			(16,496,446)
Net Assets—100.00%			436,172,310

†	Illiquid securities representing 0.89% of net assets as of April 30, 2005.
††

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

†††	Security is being fair valued by a Valuation Committee under the direction of the board of trustees.
††††	Interest rates shown reflect yield at April 30, 2005.
‡	Floating rate securities. The interest rates shown are the current rates as of April 30, 2005.
‡‡	Entire or partial amount pledged as collateral for futures transactions.
@	Interest rates shown are the discount rates at date of purchase.
#	In U.S. Dollars unless otherwise indicated.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.58% of net assets as of April 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Principal amount for accrual purposes is adjusted based on changes in the Consumer Price Index.
(3)	Security, or portion thereof, was on loan at April 30, 2005.
(4)	Includes $6,922,679 of investments in securities on loan, at value.
(5)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2005 were $8,342,586 and $2,650,064, respectively, resulting in net unrealized appreciation of investments of $5,692,522.

(6)

The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

(a)	Bond interest in default.
ARM	Adjustable Rate Mortgage-The interest rates shown are the current rates as of April 30, 2005.
COFI	Cost of Funds Index
EUR	Euro Dollars

JPY	Japanese Yen
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Assigned) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.57% of net assets as of April 30, 2005, are considered illiquid and restricted (see table below for more information).

			Acquisition Cost		Market Value
			as a		as a
			Percentage of		Percentage of
Restricted	Acquisition	Acquisition	Portfolio’s Net		Portfolio’s Net
Securities	Date	Cost ($)	Assets (%)	Market Value ($)	Assets (%)

Spirit Collateralized Bond Obligation, 3.008%, 06/03/09	12/16/04, 02/08/05	1,488,212	0.34	1,496,650	0.34
Verizon North, Inc. 5.634%, 01/01/21	04/25/03	1,000,000	0.23	987,820	0.23
		2,488,212	0.57	2,484,470	0.57

**           The table below details the Portfolio’s transaction activity in affiliated issuers for the nine months ended April 30, 2005.

Security Description	Value at 07/31/04 ($)	Purchases During the Nine Months Ended 04/30/05 ($)	Sales During the Nine Months Ended 04/30/05 ($)	Value at 04/30/05 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/05 ($)
UBS Private Money Market Fund LLC	—	7,542,021	2,374,210	5,167,811	58

Issuer Breakdown By Country

Percent of Portfolio Assets (%)
United States	85.9
United Kingdom	4.9
Germany	3.0
Italy	1.3
Spain	1.0
Russia	1.0
Brazil	0.9
Peru	0.6
Panama	0.5
France	0.4
Cayman Islands	0.3
Mexico	0.2
Total	100.0

	Number of Contracts	Amount of Premiums Received ($)
Options outstanding at July 31, 2004	67,000,000	1,222,915
Options written	—	3,470
Options terminated in closing purchase transactions	(8,200,000)	(378,635)
Options expired prior to exercise	(58,800,000)	(847,750)
Options outstanding at April 30, 2005	—	—

				Unrealized
Number of		In	Expiration	Appreciation
Contracts	Contracts to Deliver	Exchange For($)	Dates	(Depreciation)($)
Futures Contracts

450	90 Day Euro Dollar Futures	109,207,563	June 2005	(560,688)
175	90 Day Euro Dollar Futures	42,244,513	September 2005	(132,950)
101	90 Day Euro Dollar Futures	24,285,700	December 2005	(29,288)
24	Japan Bonds 10 Year Futures	31,488,336	June 2005	654,244
748	U.S. Treasury Note 10 Year Futures	82,598,328	June 2005	745,237
				676,555
				476,990

	Contracts to Receive
46	Federal Republic of Germany Bonds 10 Year Futures	6,979,043	June 2005	(188,253)
4	U.S. Treasury Bond 20 Year Futures	448,063	June 2005	(11,312)
				(199,565)

Forward Foreign Currency Contracts

					Unrealized
	Contracts to	In		Maturity	Appreciation
	Deliver	Exchange For		Dates	(Depreciation) ($)
Euro Dollar	11,329,000	USD	14,650,493	05/18/05	7,520
Euro Dollar	3,980,000	USD	5,212,905	05/25/05	67,685
Japanese Yen	84,771,000	USD	786,742	06/13/05	(26,540)
					48,665

Currency Type Abbreviations:

USD   U.S. Dollars

Interest Rate Swaps

	Notional		Rate Type				Unrealized
	Amount (000)	Termination Date	Payments made by the Fund (%)		Payments received by the Fund (%)		Appreciation (Depreciation) ($)
GBP	4,600	09/15/10	4.964	††	5.000		99,113
GBP	6,700	09/15/10	4.964	††	5.000		153,004
GBP	7,100	09/15/10	4.964	††	5.000		144,928
GBP	2,600	09/15/15	5.000		4.964	††	(100,336)
GBP	3,700	09/15/15	5.000		4.964	††	(138,970)
GBP	4,000	09/15/15	5.000		4.964	††	(144,101)
JPY	3,000,000	06/15/12	2.000		0.064	†††	(1,698,534)
USD	10,900	06/15/15	3.210	†	5.000		83,821
USD	8,000	06/15/25	6.000		3.210	†	(246,320)
USD	1,700	06/15/31	6.000		3.210	†	(365,959)
USD	2,500	12/17/31	6.000		3.210	†	(459,075)
							(2,672,429)

†	Rate based on 3 Month LIBOR (London Interbank Offered Rate).
††	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
†††	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).

GBP	Great Britain Pounds
JPY	Japanese Yen
USD	U.S. Dollars

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2005.

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Municipal Bonds and Notes—98.01%
Alabama—0.57%
20	Birmingham Medical Clinic Board Revenue Baptist Medical Centers (Escrowed to Maturity)	07/01/05	7.300		20,162
1,500	Montgomery Special Care Facilities Financing Authority Revenue Capital Appreciation Refunding Series B-2 (FSA Insured)	11/15/10	5.000		1,430,670
					1,450,832

Alaska—1.25%
970	Alaska Housing Finance Corp. AMT Mortgage Series A-2 *	12/01/10	5.650		1,003,106
900	Alaska Student Loan Corp. Revenue Series A (AMBAC Insured) *	07/01/06	5.350		924,435
1,155	Alaska Student Loan Corp. Revenue Series A (AMBAC Insured) *	07/01/09	5.550		1,249,006
					3,176,547

Arizona—1.73%
2,000	Maricopa County Pollution Control Revenue Refunding Edison Co. Series A (Mandatory Put 03/02/09 @ $100)	06/01/35	2.900	#	1,942,220
35	Pima County Hospital Revenue St. Joseph Hospital Project (Escrowed to Maturity)	01/01/09	7.500		37,948
1,800	San Manuel Entertainment Series 04-C **	12/01/16	4.500		1,817,316
570	Show Low Industrial Development Authority Revenue Navapache Regional Medical Center Series A (ACA Insured)	12/01/06	5.125		587,322
					4,384,806

Arkansas—0.01%
15	Springdale Residential Housing Mortgage Series A (FNMA Collateralized)	09/01/11	7.650		15,783

California—14.27%
75	California Pollution Control Financing Kaiser Steel Corp. Project (Escrowed to Maturity)	10/01/08	7.250		80,102
1,465	California State	10/01/08	6.100		1,610,914
2,000	California State	02/01/10	5.000		2,156,720
1,000	California State	04/01/10	5.000		1,080,170
2,000	California State	10/01/10	5.250		2,194,720
1,000	California State	10/01/11	5.000		1,091,590
1,000	California State	02/01/12	5.000		1,092,080
2,000	California State	02/01/13	5.000		2,191,160
3,000	California State (FGIC Insured)	10/01/11	5.000		3,302,940
1,000	California State Department Water Resources Power Supply Revenue Series A	05/01/10	5.500		1,101,080
3,000	California State Economic Recovery Series A	07/01/08	5.000		3,188,550
4,000	California State Economic Recovery Series B (Mandatory Put 07/01/08 @ $100)	07/01/23	3.500	#	4,050,280
3,000	California State Economic Recovery Series B (Mandatory Put 07/01/08 @ $100)	07/01/23	5.000		3,170,820
1,000	California Statewide Communities Development Authority Revenue Kaiser Permanent Series D (Mandatory Put 03/01/07 @ $100)	11/01/36	4.350		1,017,290
1,000	California Statewide Communities Development Authority Revenue Kaiser Permanent Series E (Mandatory Put 04/01/10 @ $100)	04/01/32	3.875		1,010,710
2,000	California Statewide Communities Development Authority Revenue Kaiser Permanent Series H (Mandatory Put 05/01/08 @ $100)	04/01/34	2.625	#	1,953,380
5,070	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Series A-1	06/01/21	5.000		5,109,698
85	Los Angeles Multi-Family Revenue Housing Earthquake Rehabilitation Project Series C (FNMA Collateralized) *	07/01/07	5.150		87,632
425	Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)	03/01/10	6.750		465,086
230	Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)	05/01/10	6.800		250,247
					36,205,169

Connecticut—0.82%
2,000	Stamford Housing Authority Multi-Family Revenue Refunding Fairfield Apartments Project (Mandatory Put 12/01/08 @ $100) *	12/01/28	4.750	#	2,069,100

District of Columbia—1.16%
275	District of Columbia Housing Finance Authority Certificates of Participation (Asset Guaranty Insured)	06/01/08	4.850		275,338

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

515	District of Columbia Series A (MBIA Insured) (Escrowed to Maturity)	06/01/08	5.250		549,825
985	District of Columbia Unrefunded Balance 2001 Series A (MBIA Insured)	06/01/08	5.250		1,050,276
1,000	Metropolitan Airport Authority System AMT Series A (MBIA Insured) *	10/01/12	5.000		1,075,610
					2,951,049

Florida—4.42%
500	Escambia County Health Facilities Authority Revenue Ascension Health Credit Series A	11/15/11	5.250		548,875
3,505	Hialeah Housing Authority Municipal Housing Revenue (Escrowed to Maturity)	11/01/21	9.500		3,942,108
2,625	Lakeland Electric & Water Revenue Refunding First Lien Series B (FSA Insured)	10/01/07	6.550		2,845,946
1,915	Leon County Educational Facilities Authority Certificates of Participation	09/01/14	9.000		2,516,636
1,260	North Miami Educational Facilities Revenue Johnston & Wales University Project Series A (XL Capital Insured)	04/01/09	5.000		1,348,704
					11,202,269

Georgia—2.29%
2,000	Georgia State Series D	10/01/10	6.000		2,282,560
1,250	Henry County School District Series A	08/01/11	6.450		1,415,025
2,000	Municipal Electric Authority Project One Subseries B (Mandatory Put 01/01/09 @ $100) (AMBAC Insured)	01/01/26	5.000	#	2,122,280
					5,819,865

Hawaii—0.41%
1,000	Hawaii State Department Budget & Finance Special Purpose Revenue Hawaiian Electric Co., Inc. Series A (MBIA Insured) *	05/01/26	6.200		1,039,950

Idaho—0.60%
975	Idaho Housing & Finance Association Single-Family Mortgage Series G-2, Class III *	07/01/19	5.950		1,029,756
500	Idaho Housing & Finance Association Single-Family Mortgage Subseries D-3 *	07/01/13	5.150		504,635
					1,534,391

Illinois—10.04%
200	Belleville St. Clair County (Escrowed to Maturity) (MGIC Insured)	11/01/09	7.250		220,732
1,000	Chicago O’Hare International Airport Revenue Passenger Facility Second Lien Series A (AMBAC Insured) *	01/01/10	5.500		1,083,220
2,000	Chicago School Finance Authority Refunding Series A (FGIC Insured)	06/01/09	6.250		2,215,960
4,340	Cook County Community Consolidated School District Number 15 Palatine Capital Appreciation (FGIC Insured)	12/01/15	5.440		2,743,097
4,890	Cook County Community Consolidated School District Number 15 Palatine Capital Appreciation (FGIC Insured)	12/01/16	5.510		2,929,599
1,000	Granite City Madison County Disposal Revenue Waste Management, Inc. Project (Mandatory Put 05/01/05 @ $100) *	05/01/27	5.000		1,000,000
350	Greater Peoria Airport Authority (AMBAC Insured) *	12/01/07	6.700		351,120
1,570	Hodgkins Environmental Improvement Revenue Metropolitan Biosolids Management Project *	11/01/05	5.500		1,580,566
1,000	Illinois Development Finance Authority Revenue DePaul University Series C	10/01/13	5.500		1,106,700
1,625	Illinois Development Finance Authority Revenue Refunding Community Rehabilitation Providers Series A	07/01/09	5.900		1,688,229
660	Illinois Educational Facilities Authority Revenue Evangelical Series A (Escrowed to Maturity)	04/15/17	6.750		801,253
700	Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A	06/01/08	5.000		728,777
810	Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A	06/01/10	5.000		849,973
5,990	Illinois Health Facilities Authority Revenue Advocate Network Health Care	11/15/10	6.000		6,708,201
240	Illinois Health Facilities Authority Revenue Ravenswood Hospital Medical Center (Escrowed to Maturity)	08/01/06	7.250		247,224
1,000	Lake County Illinois Forest Preservation District	12/01/07	7.200		922,580
285	St. Clair County Certificates of Participation Series A (FSA Insured)	10/01/08	5.000		301,593
					25,478,824

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Indiana—3.72%
1,000	Indiana Health Facility Financing Authority Revenue Ascension Health Series F	11/15/07	5.500		1,056,130
5,000	Indiana Health Facility Financing Authority Revenue Ascension Health Subordinated Credit Series A	04/01/10	5.000		5,354,950
1,345	Indiana Health Facility Financing Authority Revenue Health Systems Sisters of St. Francis	11/01/08	5.500		1,436,083
1,500	Indianapolis Airport Authority Revenue Refunding Special Facilities Federal Express Corp. Project (Federal Express Co. Insured) *	01/15/17	5.100		1,581,690
					9,428,853

Kansas—1.17%
1,000	Burlington Pollution Control Revenue Refunding Kansas Gas & Electric Co. Project B (Mandatory Put 06/01/06 @ $100) (MBIA Insured)	06/01/31	2.650	#	997,430
1,710	Kansas State Development Finance Authority Revenue Water Pollution Control Revolving Fund II	05/01/13	5.500		1,951,212
25	Wichita Hospital Revenue St. Francis Hospital & Nursing Series A (Escrowed to Maturity)	10/01/07	6.750		26,182
					2,974,824

Louisiana—0.13%
215	East Baton Rouge Parish Womans Hospital Foundation (Escrowed to Maturity)	10/01/08	7.200		230,912
10	East Baton Rouge Single-Family Mortgage Series C (FNMA/GNMA Collateralized)	04/01/32	7.000		10,013
90	Jefferson Parish Home Mortgage Authority Single-Family Housing Revenue Refunding Series D-1 (Mandatory Put 06/01/10 @ $100) (FNMA/GNMA Collateralized) *	06/01/10	5.600		90,870
					331,795

Maine—0.13%
325	Maine State Housing Authority Mortgage Purchase Series D-1	11/15/16	5.050		327,633

Maryland—0.40%
1,000	Maryland State Community Development Administration Department Housing & Community Development AMT Single Family Program Third Series *	04/01/07	4.400		1,021,800

Massachusetts—5.70%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Series A	07/01/10	5.000		2,168,280
3,100	Massachusetts State Consolidated Loan Series B (Pre-refunded with U.S. Government Securities to 03/01/12 @ $100) (FSA Insured)	03/01/16	5.500		3,478,634
2,000	Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project (XL Capital Insured) *	06/01/14	5.450		2,139,140
1,000	Massachusetts State Health & Educational Facilities Authority Revenue Caritas Christi Obligation Series B	07/01/05	5.500		1,002,980
5,000	Massachusetts State Refunding Series A	11/01/10	6.000		5,665,400
					14,454,434

Michigan—0.73%
1,000	Michigan State Strategic Fund Solid Waste Disposal Revenue Refunding Waste Management Income Project (Mandatory Put 12/01/05 @ $100) *	12/01/12	4.200		1,003,400
800	Michigan State Strategic Fund Waste Management Income Project (Mandatory Put 08/01/07 @ $100) *	08/01/27	3.750	#	795,352
40	Michigan State Strategic Limited Obligation (Escrowed to Maturity)	08/15/05	7.875		40,255
					1,839,007

Minnesota—0.03%
26	Eden Prairie Multi-Family Housing (GNMA Collateralized)	01/20/06	5.500		26,067
40	Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Insured)	08/01/11	7.100		45,101
					71,168

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Missouri—1.28%
3,000	St. Louis Airport Revenue Airport Development Program Series A (MBIA Insured)	07/01/09	5.500		3,252,690
5	St. Louis County Single-Family Housing (AMBAC Insured)	10/01/16	9.250		5,042
					3,257,732

Nevada—0.78%
2,000	Clark County Pollution Control Revenue Refunding Series C (Mandatory Put 03/02/09 @ $100) *	06/01/31	3.250	#	1,966,780

New Jersey—1.09%
1,000	New Jersey Economic Development Authority Revenue School Facilities Construction Series I	09/01/14	5.000		1,088,870
1,500	New Jersey State Transportation Trust Fund Transportation System Series A (MBIA Insured)	12/15/14	5.250		1,687,065
					2,775,935

New Mexico—2.68%
2,000	Farmington Pollution Control Revenue Refunding Series B (Mandatory Put 04/10/10 @ $100) (FGIC Insured)	04/01/29	3.550	#	2,008,500
2,000	New Mexico State Highway Commission Revenue Senior Subordinated Lien Tax Series A	06/15/10	5.250		2,185,280
2,500	New Mexico State Severance Tax Refunding Series A	07/01/08	5.000		2,608,050
					6,801,830

New York—12.15%
1,000	Nassau Health Care Corp. Health Systems Revenue (FSA Insured)	08/01/11	6.000		1,137,010
1,000	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Series D	06/15/10	5.500		1,106,640
1,500	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Series D	06/15/11	5.000		1,637,325
1,000	New York City Refunding Series B	08/01/11	5.500		1,108,060
2,000	New York City Series A	11/01/08	5.250		2,143,160
1,500	New York City Series C	08/01/07	5.000		1,567,320
750	New York City Series C	08/01/09	5.250		810,060
3,000	New York City Series C	08/01/11	5.250		3,285,960
800	New York City Series E (Pre-refunded with U.S. Government Securities to 08/01/06 @ $101.50)	08/01/16	6.000		844,144
2,500	New York City Series G	08/01/07	5.250		2,625,750
2,000	New York City Transitional Finance Authority Revenue Future Tax Secured Series A	11/01/26	5.500	#	2,221,100
1,330	New York City Transitional Finance Authority Revenue Future Tax Secured Series C	02/01/09	5.500		1,447,000
200	New York City Unrefunded Balance Series E	08/01/16	6.000		209,506
1,500	New York State Dorm Authority Lease Revenue, Series B (Mandatory Put 07/01/13 @ $100) (XL Capital Insured)	07/01/32	5.250	#	1,659,255
2,000	New York State Dorm Authority Revenue Series B (Mandatory Put 05/15/12 @ $100)	11/15/23	5.250		2,186,760
3,000	New York State Housing Finance Agency Service Contract Revenue Refunding Series K	03/15/08	5.000		3,163,980
1,500	Tobacco Settlement Financing Corp. Series C-1	06/01/09	5.500		1,503,855
2,000	Triborough Bridge & Tunnel Authority Refunding Series B	11/15/09	5.000		2,152,240
					30,809,125

North Carolina—1.14%
2,650	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Series A (MBIA Insured)	01/01/09	5.750		2,898,597

North Dakota—0.03%
75	North Dakota State Housing Finance Agency Revenue Housing Finance Home Mortgage Series D *	07/01/16	6.300		77,393

Ohio—0.97%
1,145	Butler County Transportation Improvement District Series A (FSA Insured)	04/01/11	6.000		1,256,626
1,210	Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized) *	09/01/18	5.350		1,215,421
					2,472,047

Pennsylvania—1.43%
400	Blair County Hospital Authority Revenue Hospital Altoona Hospital Project A (AMBAC Insured)	07/01/06	5.375		411,500
30	Chester County Hospital Authority Revenue (Escrowed to Maturity)	07/01/09	7.500		32,537
50	Lancaster Sewer Authority (Escrowed to Maturity)	04/01/12	6.000		54,620
3,000	Pennsylvania State Higher Educational Facilities Authority Revenue Waynesburg Series J-4 (Mandatory Put 05/01/09 @ $100) (PNC Bank N.A. Insured)	05/01/32	3.300	#	2,993,640

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

125	Philadelphia Hospital & Higher Education Health Systems Jefferson Health Systems A (MBIA Insured)	05/15/07	5.250		130,687
					3,622,984

Puerto Rico—4.23%
1,000	Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ $100)	07/01/30	5.000	#	1,081,190
2,000	Puerto Rico Commonwealth Refunding Series C (Mandatory Put 07/01/08 @ $100)	07/01/13	6.000		2,160,020
1,000	Puerto Rico Electric Power Authority Revenue Series QQ (XL Capital Insured)	07/01/17	5.500		1,156,980
2,000	Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities Series J (Mandatory Put 07/01/12 @ $100) (Commonwealth GTD)	07/01/28	5.000	#	2,159,760
3,750	Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ $100) (Government Development Bank For Puerto Rico Insured)	08/01/27	5.750	#	4,173,562
					10,731,512
South Carolina—3.04%
2,000	Richland County Environmental Improvement Revenue Refunding International Paper Co. Projects Series A	10/01/07	4.250		2,046,180
5,070	South Carolina Transportation Infrastructure Bank Revenue Series A (MBIA Insured)	10/01/09	6.000		5,668,666
					7,714,846

South Dakota—1.34%
3,030	South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Healthcare (ACA/CBI Insured)	04/01/13	5.450		3,189,711
205	South Dakota State Health & Educational Revenue St. Lukes Hospital Project (Escrowed to Maturity)	10/01/07	6.800		214,703
					3,404,414

Tennessee—5.21%
3,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Vanderbilt University Series B-2 (Mandatory Put 04/01/09 @ $100) (MBIA Insured)	10/01/44	5.000	#	3,203,190
8,300	Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (Mandatory Put 01/01/09 @ $100) (FGIC/TCRs)	01/01/12	7.700		10,004,488
					13,207,678

Texas—9.18%
3,400	Austin Texas Utility Systems Revenue Refunding (AMBAC Insured)	11/15/09	6.750		3,905,104
1,000	Canutillo Independent School District Refunding (PS GTD)	08/15/10	5.000		1,082,320
1,000	Dallas Texas Refunding Series A	02/15/10	5.000		1,082,050
2,700	El Paso Texas Independent School District Refunding	08/15/09	5.375		2,939,409
2,480	Fort Bend Independent School District (PS GTD)	08/15/07	7.000		2,699,951
5,000	Harris County Refunding Tax & Subordinated Lien Series B (Mandatory Put 08/15/12 @ $100) (FSA Insured)	08/15/32	5.000		5,380,500
1,500	Harris County Refunding Toll Road B-2 (Mandatory Put 08/15/09 @ $100) (FGIC Insured)	08/15/21	5.000	#	1,597,545
185	Houston Texas Airport Systems Revenue (Escrowed to Maturity)	07/01/10	7.600		208,835
2,000	Katy Independent School District School Building Series A (PS GTD)	02/15/14	5.000		2,166,380
2,000	North East Independent School District (PS GTD)	08/01/14	5.000		2,193,380
25	Texas Municipal Power Agency Revenue (Escrowed to Maturity) (MBIA Insured)	09/01/13	6.100		18,023
					23,273,497

Utah—0.64%
10	Utah State Housing Finance Agency Single-Family Mortgage Senior Issue Series D-2 (FHA/VA Insured) *	01/01/11	6.450		10,079
1,505	Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III *	07/01/15	5.700		1,558,985
40	Utah State Housing Finance Agency Single-Family Mortgage Subseries A-1 (AMBAC Insured)	07/01/08	5.900		41,315
5	Utah State Housing Finance Agency Single-Family Mortgage Subseries G (AMBAC Insured)	07/01/07	5.650		5,014
					1,615,393

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Washington—3.24%
6,000	Washington State Public Power Supply Systems Nuclear Project Number 1 Revenue Refunding Series A	07/01/08	6.000		6,534,840
20	Washington State Series 93-A (Pre-refunded with U.S. Government Securities to 10/01/08 @ $100)	10/01/12	5.750		22,452
1,480	Washington State Unrefunded Balance Series 93-A (FSA Insured)	10/01/12	5.750		1,651,532
					8,208,824
Total Municipal Bonds and Notes (cost—$243,948,218)					248,616,686

Short-Term Municipal Notes‡—0.67%
Kansas—0.16%
400	Kansas State Department Transportation Highway Revenue Series B-2	05/02/05	2.950		400,000

North Carolina—0.51%
1,300	University of North Carolina Hospital Chapel Hill Revenue Series A (Landesbank Hessen-Thuringen Insured)	05/02/05	2.950		1,300,000
Total Short-Term Municipal Notes (cost—$1,700,000)					1,700,000

Number of
Shares
(000)
Tax-Free Money Market Fund—0.02%
60	SSGA Tax Free Money Market Fund (cost—$59,511)		2.240	†	59,511
Total Investments (cost—$245,707,729) (1)(2)—98.70%					250,376,197
Other assets in excess of liabilities—1.30%					3,288,849
Net Assets—100.00%					253,665,046

°	Zero coupon bond; interest rate represents annualized yield at date of purchase.
#	Floating rate securities. The interest rates shown are the current rates as of April 30, 2005.
*	Security subject to Alternative Minimum Tax.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.72% of net assets as of April 30, 2005, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Interest rate shown reflects yield at April 30, 2005.
‡	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of April 30, 2005.
(1)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2005 were $5,808,318 and $1,139,850, respectively, resulting in net unrealized appreciation of investments of $4,668,468.

(2)

The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
CBI	Certificates of Bond Insurance
FGIC	Federal Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
MGIC	Mortgage Guarantee Insurance Corporation
PSF	Permanent School Fund
TCRs	Transferable Custodial Receipts
VA	Veterans Association

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2005.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

Long-Term Global Debt Securities—94.79%
Australia—4.38%
EUR	450	Australia & New Zealand Banking Group Ltd.	02/05/15	4.450		613,374
	1,340	Government of Australia	07/15/05	7.500		1,050,026
	7,510	Government of Australia	04/15/15	6.250		6,264,099
	6,570	Government of Australia	02/15/17	6.000		5,397,331
	7,760	New South Wales Treasury Corp.	08/01/14	5.500		6,018,381
						19,343,211

Austria—10.93%
	22,000	Republic of Austria	07/15/09	4.000		29,863,957
	13,770	Republic of Austria	10/20/13	3.800		18,404,358
						48,268,315

Belgium—1.48%
	250	Kingdom of Belgium	03/28/15	8.000		446,023
	3,830	Kingdom of Belgium	03/28/28	5.500		6,077,227
						6,523,250

Cayman Island—0.22%
USD	940	Hutchison Whamp International Ltd. (1)	11/24/10	5.450		962,739

Channel Islands—0.19%
EUR	550	Credit Suisse Group Finance	06/07/13	6.375		848,720

Denmark—2.72%
EUR	920	Danske Bank A/S	11/12/12	5.125	†	1,289,933
	1	Kingdom of Denmark	11/15/07	7.000		97
	1	Kingdom of Denmark	11/15/09	6.000		99
	3,110	Kingdom of Denmark	11/15/11	6.000		634,270
	51,620	Kingdom of Denmark	11/15/13	5.000		10,095,161
						12,019,560

Finland—0.88%
	3,000	Government of Finland	07/04/06	2.750		3,900,953

France—7.47%
	1,500	BNP Paribas	01/23/14	5.250	†	2,090,662
USD	720	France Telecom	03/01/31	8.500		974,760
	11,380	Republic of France	04/25/09	4.000		15,448,237
	7,460	Republic of France	10/25/32	5.750		12,493,241
	1,550	Republic of France	04/25/55	4.000		2,003,174
						33,010,074

Germany—5.75%
	350	Allianz AG	01/15/14	5.500	†	491,330
	3,151	Federal Republic of Germany	05/20/05	5.000		4,072,773
	3,290	Federal Republic of Germany	02/17/06	5.000		4,341,541
	974	Federal Republic of Germany	08/18/06	4.500		1,294,222
	900	Federal Republic of Germany	02/15/08	4.250		1,217,628
	800	Federal Republic of Germany	07/04/08	4.125		1,083,422
	1,600	Federal Republic of Germany	01/04/09	3.750		2,148,685
	1,600	Federal Republic of Germany	01/04/11	5.250		2,317,688
	1,000	Federal Republic of Germany	01/04/14	4.250		1,383,101
	3,100	Federal Republic of Germany	07/04/14	4.250		4,285,665
	1,727	Federal Republic of Germany	01/04/31	5.500		2,781,502
						25,417,557

Greece—1.51%
	5,120	Hellenic Republic	04/20/10	3.100		6,658,248

Iceland—1.45%
	60,000	Housing Finance Fund Series 2	04/15/34	3.750		975,529
	331,700	Housing Finance Fund Series 3	06/15/44	3.750		5,439,281
						6,414,810

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

Ireland—1.10%
GBP	705	European Loan Conduit	11/01/07	5.268	†	1,347,948
	2,500	GE Capital Euro Funding	10/29/13	4.625		3,500,448
						4,848,396

Italy—0.78%
JPY	111,100	Republic of Italy	03/20/09	0.650		1,076,189
	580	Sanpaolo IMI SpA	04/06/10	6.375		859,951
	1,000	UniCredito Italiano SpA	02/28/12	6.100		1,495,725
						3,431,865

Japan—10.65%
	77,000	Development Bank of Japan (2)	09/20/22	1.700		727,373
	1,073,000	Government of Japan	06/20/06	0.400		10,270,220
	905,800	Government of Japan	09/20/06	0.500		8,687,789
	1,202,400	Government of Japan	06/20/08	1.800		12,037,844
	110,100	Government of Japan	12/21/20	2.500		1,182,193
	549,000	Government of Japan	09/20/24	2.100		5,423,915
	310,000	Japan Finance Corp. for Municipal Entities	02/21/12	1.550		3,098,842
	570,000	Japan Government Bond	06/20/11	1.200		5,620,282
						47,048,458

Korea—0.11%
USD	500	Industrial Bank of Korea (1)	05/19/14	4.000	†	484,098

Luxembourg—0.47%
	450	Sogerim SA	04/20/06	6.125		602,584
USD	70	Telecom Italia Capital (1)	01/15/10	4.000		67,620
	1,000	Tyco International Group SA	11/19/08	5.500		1,387,127
						2,057,331

Malaysia—0.07%
EUR	200	Petronas Capital Ltd.	05/22/09	6.375		290,934

Mexico—0.58%
USD	2,000	Telefonos De Mexico SA (1)	01/27/10	4.750		1,957,616
USD	500	United Mexican States	02/17/09	10.375		591,500
						2,549,116

Netherlands—5.85%
	1,200	BMW Finance NV	08/06/18	5.000		1,688,255
	500	Deutsche Telekom International Finance BV	07/06/05	6.625		650,078
	420	EADS Finance BV	03/03/10	4.625		576,791
	1	Government of the Netherlands	07/15/08	5.250		2,034
	8,720	Government of the Netherlands	01/15/10	3.000		11,375,288
	3,830	Government of the Netherlands	07/15/12	5.000		5,522,141
	2,020	Government of the Netherlands	01/15/23	7.500		3,844,458
	1	Government of the Netherlands	01/15/28	5.500		797
	210	Linde Finance BV	07/03/13	6.000	†	294,089
	330	Munich Re Finance BV	06/21/23	6.750	†	494,389
	1,000	Repsol International Finance BV	07/22/13	5.000		1,387,601
						25,835,921

New Zealand—0.76%
	770	Government of New Zealand	04/15/13	6.500		586,394
	2,910	Government of New Zealand	02/15/16	4.500		2,784,084
						3,370,478

Norway—1.42%
	35,800	Government of Norway	05/15/15	5.000		6,258,276

Peru—0.18%
USD	300	Republic of Peru	05/03/16	8.375		321,000
USD	495	Republic of Peru	03/07/17	5.000	†	460,350
						781,350

Russia—0.19%
USD	900	Russian Federation	05/14/08	3.000		838,170

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

South Korea—0.64%
	700,000	Republic of South Korea	04/10/07	7.170		745,981
	2,000,000	Republic of South Korea	07/10/07	6.150		2,103,442
						2,849,423

Spain—0.77%
	2,627	Kingdom of Spain	07/30/05	4.950		3,413,740

Sweden—0.48%
	7,100	Kingdom of Sweden	05/05/14	6.750		1,263,188
EUR	650	Nordbanken AB	12/13/10	6.000	†	857,526
						2,120,714

United Kingdom—8.38%
EUR	550	Barclays Bank PLC	03/08/11	5.750		803,570
EUR	900	BAT International Finance PLC	02/25/09	4.875		1,229,617
EUR	250	Hilton Group Finance PLC	07/17/09	6.500		362,874
EUR	600	HSBC Bank PLC	03/18/16	4.250		808,364
EUR	310	Imperial Tobacco Finance	06/06/07	6.250		427,909
EUR	650	Kingfisher PLC Euro MTN	10/21/10	4.500		873,186
	370	Mitchells & Butlers Finance	09/15/30	6.469		757,189
USD	370	Pearson Dollar Finance PLC (1)	06/01/09	4.700		370,041
EUR	180	RBS Capital Trust I	06/30/12	6.467	†	270,201
EUR	1,100	Rolls-Royce Group PLC Euro MTN	03/16/11	4.500		1,496,132
	450	Spirit Issuer PLC, Series A4	12/28/18	6.582		893,833
	105	United Kingdom Treasury Bonds	12/07/09	5.750		210,867
	7,930	United Kingdom Treasury Bonds	06/07/10	4.750		15,309,370
	7,150	United Kingdom Treasury Bonds	03/07/36	4.250		13,221,522
						37,034,675

United States—25.38%
	1,800	American Honda Finance Corp. (1)	05/26/09	4.500		1,804,640
	593	Bank of America Mortgage Securities, Series 2003-10, Class 1A6	01/25/34	3.470	†	594,004
	1,404	Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AV1	10/25/33	3.320	†	1,406,557
	1,790	Core Investment Grade Trust	11/30/07	4.727		1,805,877
	787	Countrywide Alternative Loan Trust Series 2004-18CB, Class 2A5	09/25/34	3.470	†	788,223
	159	Credit Suisse First Boston Mortgage Securities Corp. Series 2003-1, Class 2A4	01/25/33	3.620	†	159,314
	250	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-CNDA, Class A1 (1)	08/15/18	3.150	†	250,000
	1,300	Dominion Resources, Inc.	07/15/05	7.625		1,310,555
	320	Dominion Resources, Inc.	01/15/16	5.200		316,025
	853	Federal Home Loan Mortgage Corp. Certificates	08/01/18	5.000		860,213
	148	Federal Home Loan Mortgage Corp. Certificates	04/01/32	7.000		156,364
	986	Federal Home Loan Mortgage Corp. Certificates	05/01/33	5.000		980,253
	560	Federal Home Loan Mortgage Corp. Certificates	05/01/33	6.000		575,643
	882	Federal Home Loan Mortgage Corp. Certificates	08/01/33	5.500		892,766
	21	Federal Home Loan Mortgage Corp. Certificates	09/01/33	6.500		21,796
	373	Federal Home Loan Mortgage Corp. Certificates	10/01/33	6.000		383,149
	35	Federal Home Loan Mortgage Corp. Certificates	11/01/33	6.500		36,656
	400	Federal Home Loan Mortgage Corp. Certificates	04/01/35	6.000		410,832
	86	Federal Home Loan Mortgage Corp. Certificates, Series 1630, Class FC	10/15/22	3.500	†	86,210
	604	Federal Home Loan Mortgage Corp. Certificates, Series 1633, Class PL	03/15/23	6.500		612,298
	29	Federal Home Loan Mortgage Corp. Certificates, Series 1686, Class FA	02/15/24	3.900	†	29,434
	340	Federal Home Loan Mortgage Corp. Certificates, Series 2157, Class F	05/15/29	3.304	†	340,604
	252	Federal Home Loan Mortgage Corp. Certificates, Series 2326, Class FC	06/15/29	3.454	†	253,512
	81	Federal Home Loan Mortgage Corp. Certificates, Series 2334, Class FA	07/15/31	3.454	†	81,577
	490	Federal Home Loan Mortgage Corp. Certificates, Series 2372, Class F	10/15/31	3.454	†	491,419
	781	Federal Home Loan Mortgage Corp. Certificates, Series 2385, Class FB	05/15/29	3.554	†	788,262
	1,209	Federal Home Loan Mortgage Corp. Certificates, Series 2388, Class FB	01/15/29	3.554	†	1,223,782
	646	Federal Home Loan Mortgage Corp. Certificates, Series 2389, Class EH	05/15/30	6.000		654,766
	336	Federal Home Loan Mortgage Corp. Certificates, Series 2394, Class FX	12/15/31	3.664	†	339,157
	100	Federal Home Loan Mortgage Corp. Certificates, Series 2396, Class FM	12/15/31	3.404	†	100,510
	3,138	Federal Home Loan Mortgage Corp. Certificates, Series 2562, Class PC	02/15/13	4.500		3,147,452
	601	Federal Home Loan Mortgage Corp. Certificates, Series 2589, Class F	03/17/33	3.170	†	600,596

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

	348	Federal Home Loan Mortgage Corp. Certificates, Series 2603, Class F	04/15/33	3.254	†	349,230
	37	Federal National Mortgage Association Certificates	10/01/28	6.500		38,691
	149	Federal National Mortgage Association Certificates	02/01/31	7.500		159,629
	177	Federal National Mortgage Association Certificates	06/01/33	4.500		171,458
	2,585	Federal National Mortgage Association Certificates	09/01/33	6.000		2,656,755
	271	Federal National Mortgage Association Certificates	10/01/33	4.500		261,986
	81	Federal National Mortgage Association Certificates	11/01/33	6.500		84,081
	906	Federal National Mortgage Association Certificates	12/01/33	5.500		915,826
	9,538	Federal National Mortgage Association Certificates	03/01/34	5.000		9,472,111
	2,000	Federal National Mortgage Association Certificates TBA	TBA	4.500		1,978,124
	10,000	Federal National Mortgage Association Certificates TBA	TBA	5.000		9,900,000
	5,000	Federal National Mortgage Association Certificates TBA	TBA	5.500		5,046,875
	2,000	Federal National Mortgage Association Certificates TBA	TBA	6.000		2,053,124
	2,000	Federal National Mortgage Association Certificates TBA	TBA	6.500		2,079,376
	638	Federal National Mortgage Association REMIC, Trust Series 1994-61, Class FG	04/25/24	4.375	†	657,323
	167	Federal National Mortgage Association REMIC, Trust Series 1997-68, Class FC	05/18/27	3.500	†	168,718
	797	Federal National Mortgage Association REMIC, Trust Series 2001-46, Class F	09/18/31	3.370	†	801,479
	250	Federal National Mortgage Association REMIC, Trust Series 2001-61, Class FM	10/18/16	3.220	†	250,704
	407	Federal National Mortgage Association REMIC, Trust Series 2002-23, Class F	04/25/32	3.720	†	410,960
	149	Federal National Mortgage Association REMIC, Trust Series 2002-60, Class FH	08/25/32	3.850	†	151,091
	117	Federal National Mortgage Association REMIC, Trust Series 2002-66, Class FG	09/25/32	3.850	†	119,587
	825	Federal National Mortgage Association REMIC, Trust Series 2003-16, Class NF	03/25/18	3.300	†	831,091
	1,382	Federal National Mortgage Association REMIC, Trust Series 2003-67, Class TF	08/25/17	3.250	†	1,389,064
	758	Federal National Mortgage Association REMIC, Trust Series 2004-21, Class FL	11/25/32	3.370	†	757,972
	751	Federal National Mortgage Association REMIC, Trust Series G93-27, Class FC	08/25/23	3.775	†	759,227
	390	General Motors Acceptance Corp.	05/16/05	5.250		390,105
	120	Goldman Sachs Group, Inc.	02/15/34	6.345		125,627
	94	Government National Mortgage Association Certificates	06/15/31	7.500		100,729
	51	Government National Mortgage Association Certificates	07/15/31	7.500		54,600
	229	Government National Mortgage Association Certificates	09/15/31	7.000		242,601
	309	Government National Mortgage Association Certificates	10/15/31	7.000		327,211
	1,110	Government National Mortgage Association Certificates	08/15/32	6.500		1,163,208
	352	Government National Mortgage Association REMIC, Series 1997-7, Class FA	03/16/29	3.270	†	353,356
	496	Government National Mortgage Association REMIC, Series 2000-16, Class FH	04/16/19	3.420	†	497,600
	189	Government National Mortgage Association REMIC, Series 2000-30, Class F	12/16/22	3.520	†	190,751
	939	GSR Mortgage Loan Trust, Series 2004-2F, Class 4A1	01/25/34	3.370	†	938,139
	1,300	INTERSTAR Millennium Trust, Series 2005-1G, Class A	12/08/36	3.187	†	1,300,000
	330	ISTAR Financial, Inc.	03/01/12	5.150		322,614
EUR	1,800	JP Morgan Chase & Co.	12/03/08	3.875		2,407,829
	420	JP Morgan Chase & Co.	09/15/14	5.125		423,862
	1,284	Long Beach Mortgage Loan Trust Series 2004-1, Class A3	02/25/34	3.320	†	1,285,305
	4,060	Morgan Stanley & Co.	01/15/10	4.000		3,954,310
	433	Nisource Finance Corp.	11/15/10	7.875		499,982
	473	Novastar Home Equity Loan Series 2003-1, Class A1	05/25/33	3.400	†	474,981
	570	Option One Trust	02/25/32	3.310	†	570,526
	1,940	Rabobank Capital Funding Trust III (1)	12/13/16	5.254	†	1,940,111
	250	RBS Capital Trust I	07/01/13	4.709	†	241,054
	262	Residential Accredit Loans, Inc., Series 2003-QS5, Class A1	03/25/18	3.470	†	263,182
	1,437	Residential Asset Securities Corp. Series 2003-KS6, Class A2	08/25/33	3.320	†	1,439,774
	779	Residential Asset Securities Corp. Series 2003-KS7, Class AIIB	09/25/33	3.340	†	781,540
	1,509	Residential Asset Securities Corp. Series 2003-KS8, Class A2B3	10/25/33	3.330	†	1,511,975

Principal Amount (000)*		Maturity Dates	Interest Rates (%)		Value ($)

2,038	Residential Asset Securities Corp. Series 2003-RS4, Class AIIB	05/25/33	3.350	†	2,043,976
1,883	Residential Asset Securities Corp. Series 2004-RS4, Class A2B1	04/25/34	3.280	†	1,885,489
1,048	SMHL Global Fund, Series 6, Class A	11/09/35	2.380	†	1,047,682
670	Southern Power Co.	07/15/15	4.875		657,923
400	U.S. Treasury Bonds	06/15/09	4.000		402,469
9,920	U.S. Treasury Bonds (2)	08/15/14	4.250		9,961,852
1,340	U.S. Treasury Bonds	02/15/25	7.625		1,862,128
5	U.S. Treasury Bonds	05/15/30	6.250		6,225
2,645	U.S. Treasury Inflation Index Bonds (3)	01/15/25	2.375		2,889,004
2,574	U.S. Treasury Inflation Index Bonds (3)	04/15/32	3.375		3,479,600
180	U.S. Treasury Stripped Principal Payment Bonds #	02/15/19	8.875	@	95,898
3,000	Wells Fargo & Co.	03/23/07	3.113	†	3,001,401
					112,101,547
Total Long-Term Global Debt Securities (cost—$403,029,324)					418,681,929

Number of Warrants (000)
Warrants—0.01%
Venezuela—0.01%

4	Republic of Venezuela, strike @ $0, expires 04/15/20 (cost—$0)				75,000

Principal Amount (000)*
Short-Term U.S. Government Obligation@—0.18%
800	U. S. Treasury Bills‡ (cost—$797,977)	06/09/05	2.396		797,977
Repurchase Agreement—6.16%
27,212	Repurchase Agreement dated 04/29/05 with State Street Bank & Trust Co., collateralized by $829,675 U.S. Treasury Bonds, 8.125% to 9.250% due 02/15/16 to 08/15/19 and $26,169,196 U.S. Treasury Notes, 3.750% to 6.500% due 08/15/05 to 08/15/13; (value - $27,757,225); proceeds: $27,217,783 (cost—$27,212,000)	05/02/05	2.550		27,212,000

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned—2.26%
Money Market Funds††—2.26%
7,444	Barclays Prime Money Market Fund		2.846		7,444,350
2,005	Scudder Money Market Series		2.820		2,004,747
524	UBS Private Money Market Fund LLC ***		2.811		523,588
Total Money Market Funds (cost—$9,972,685)					9,972,685
Total Investments (cost—$441,011,986) (4)(5)(6)—103.40%					456,739,591
Liabilities in excess of other assets—(3.40)%					(15,032,611)
Net Assets—100.00%					441,706,980

Note:	The Portfolio of Investments is listed by the issuer’s country of origin.
*	In local currency unless otherwise indicated.
†	Floating rate securities. The interest rates shown are the current rates as of April 30, 2005.
††	Interest rates shown reflect yield at April 30, 2005.
‡	Entire or partial amount pledged as collateral for futures transactions.
@	Annualized yield at date of purchase.
#

Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.77% of net assets as of April 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Security, or portion thereof, was on loan at April 30, 2005.
(3)	Principal amount for accrual purposes is adjusted based on changes in the Consumer Price Index.
(4)	Includes $9,699,219 of investments in securities on loan, at value.
(5)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2005 were $16,654,214 and $926,609, respectively, resulting in net unrealized appreciation of investments of $15,727,605.

(6)

The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment manager, administrator and principal underwriter of the Portfolio, or by the relevant Portfolio investment sub-advisor, where applicable. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio’s custodian. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

EUR	Euro Dollars
GBP	Great Britain Pounds
JPY	Japanese Yen
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Assigned) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

USD	U.S. Dollars
***	The table below details the Portfolio’s transaction in affiliated issuers for the nine month ended April 30, 2005.

Security Description	Value at 07/31/04 ($)	Purchases During the Nine Months Ended 04/30/05 ($)	Sales During the Nine Months Ended 04/30/05 ($)	Value at 04/30/05 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/05 ($)
UBS Private Money Market Fund LLC	3,600,185	16,541,437	19,618,034	523,588	1,736

Written Options	Number of Contracts	Amount of Premiums Received ($)
Options outstanding at July 31, 2004	38	14,116
Options written	—	—
Options terminated in closing purchase transactions	(38)	(14,116)
Options expired prior to exercise	—	—
Options outstanding at April 30, 2005	—	—

Number of Contracts	Currency	Contracts to Receive	In Exchange For ($)	Expiration Dates	Unrealized Appreciation (Depreciation) ($)
Futures Contracts
131	EUR	Euro Bond 10 Year Futures	20,299,635	June 2005	(110,797)
23	JPY	Japan Bond 10 Year Futures	30,081,547	June 2005	(721,687)
316	USD	U.S. Treasury Note 5 Year Futures	34,091,927	June 2005	(179,261)
145	USD	U.S. Treasury Note 10 Year Futures	15,810,747	June 2005	(345,425)
3	USD	U.S. Treasury Bond 20 Year Futures	343,677	June 2005	(854)
					(1,358,024)
		Contracts to Deliver
24	EUR	Euro Bond 5 Year Futures	3,516,340	June 2005	12,292
52	GBP	United Kingdom Long Gilt 10 Year Futures	10,857,424	June 2005	211,202
					223,494
					(1,134,530)

Currency Type Abbreviations:

EUR                        Euro Dollars

GBP                         Great Britain Pounds

JPY                            Japanese Yen

USD                       U.S. Dollars

Forward Foreign Currency Contracts

	Contracts to Deliver		In Exchange For	Maturity Dates	Unrealized Appreciation (Depreciation)($)
Australian Dollar	40,933,274	EUR	24,320,312	05/10/05	(306,166)
Australian Dollar	16,520,264	GBP	6,742,965	05/10/05	(22,736)
Australian Dollar	10,739,111	JPY	886,803,570	05/10/05	38,354
Australian Dollar	11,835,363	USD	9,278,924	05/10/05	14,953
Australian Dollar	1,210,000	USD	947,042	05/18/05	470
Australian Dollar	1,253,487	USD	972,807	05/18/05	(7,784)
Australian Dollar	600,000	USD	469,392	05/18/05	17
Australian Dollar	320,000	USD	250,566	05/18/05	233
Australian Dollar	1,300,000	USD	1,017,464	05/18/05	486
Australian Dollar	26,667,232	EUR	15,931,007	07/11/05	(80,335)
Australian Dollar	9,823,694	USD	7,633,010	07/11/05	(23,629)
Canadian Dollar	59,150,651	EUR	36,344,486	05/10/05	(52,182)
Canadian Dollar	10,380,196	JPY	886,126,214	05/10/05	107,956
Canadian Dollar	29,248,836	USD	23,581,305	05/10/05	306,064
Canadian Dollar	1,592,512	USD	1,280,000	05/18/05	12,586
Canadian Dollar	1,621,846	USD	1,310,000	05/18/05	19,240
Canadian Dollar	185,665	USD	150,000	05/18/05	2,237
Canadian Dollar	1,120,824	USD	900,000	05/18/05	7,983
Canadian Dollar	460,048	USD	370,000	05/18/05	3,867
Canadian Dollar	5,354,468	USD	4,293,880	05/18/05	32,481
Canadian Dollar	59,150,651	EUR	36,767,624	07/11/05	241,669
Danish Krone	101,277,224	EUR	13,596,995	05/10/05	41,231
Danish Krone	101,277,224	EUR	13,596,995	05/10/05	(49,114)
Danish Krone	87,067,150	USD	15,462,111	05/10/05	350,078
Danish Krone	87,067,150	USD	15,208,235	07/11/05	69,730
Euro Dollar	8,465,237	AUD	14,266,042	05/10/05	113,724
Euro Dollar	16,025,981	AUD	26,667,232	05/10/05	82,016
Euro Dollar	36,801,251	CAD	59,150,651	05/10/05	(242,942)
Euro Dollar	27,218,109	DKK	202,554,448	05/10/05	(7,700)
Euro Dollar	35,089,008	GBP	24,411,774	05/10/05	653,293
Euro Dollar	27,408,940	JPY	3,792,641,704	05/10/05	429,567
Euro Dollar	12,073,766	JPY	1,661,410,574	05/10/05	144,911
Euro Dollar	6,350,000	JPY	880,395,750	05/10/05	107,798
Euro Dollar	5,725,818	NOK	47,238,000	05/10/05	62,664
Euro Dollar	4,437,724	SEK	40,579,437	05/10/05	(14,588)
Euro Dollar	5,509,268	USD	7,323,471	05/10/05	204,183
Euro Dollar	6,231,168	USD	8,230,751	05/10/05	178,596
Euro Dollar	12,787,245	USD	16,897,514	05/10/05	373,345
Euro Dollar	2,740,000	CHF	4,239,656	05/18/05	12,728
Euro Dollar	1,180,000	CHF	1,825,790	05/18/05	5,462
Euro Dollar	2,080,000	CHF	3,217,614	05/18/05	9,321
Euro Dollar	1,915,927	GBP	1,340,000	05/18/05	41,625
Euro Dollar	554,391	GBP	386,272	05/18/05	10,641
Euro Dollar	2,280,000	HUF	569,544,000	05/18/05	(19,679)
Euro Dollar	2,040,000	HUF	507,246,000	05/18/05	(23,596)
Euro Dollar	2,500,000	HUF	621,062,100	05/18/05	(30,354)
Euro Dollar	4,280,000	JPY	573,436,540	05/18/05	(21,497)
Euro Dollar	380,000	JPY	51,611,480	05/18/05	1,436
Euro Dollar	5,240,000	JPY	700,227,820	05/18/05	(35,078)
Euro Dollar	11,480,000	JPY	1,574,692,560	05/18/05	117,491
Euro Dollar	930,000	USD	1,187,437	05/18/05	(14,607)
Euro Dollar	7,470,000	USD	9,696,064	05/18/05	40,931
Euro Dollar	26,842,035	USD	35,355,093	05/18/05	661,193
Euro Dollar	19,811,856	USD	25,656,835	05/18/05	49,590
Euro Dollar	5,441,095	USD	7,067,441	05/18/05	34,711
Euro Dollar	2,880,000	USD	3,814,053	05/18/05	91,592
Euro Dollar	42,087,772	USD	55,039,188	05/18/05	639,849
Euro Dollar	27,195,634	DKK	202,554,448	07/11/05	5,816
Euro Dollar	35,688,423	GBP	24,411,774	07/11/05	158,661
Euro Dollar	5,793,940	NOK	47,238,000	07/11/05	19,852
Euro Dollar	27,330,849	SEK	250,869,870	07/11/05	(18,972)
Euro Dollar	10,818,521	USD	14,085,976	07/11/05	80,569

	Contracts to Deliver		In Exchange For	Maturity Dates	Unrealized Appreciation (Depreciation)($)
Euro Dollar	320,000	JPY	44,100,480	08/17/05	5,455
Euro Dollar	1,740,000	JPY	239,820,720	08/17/05	29,777
Euro Dollar	2,410,000	USD	3,097,541	08/17/05	(26,588)
Euro Dollar	1,260,000	USD	1,626,162	08/17/05	(7,200)
Euro Dollar	2,140,000	USD	2,762,692	08/17/05	(11,431)
Euro Dollar	620,000	USD	800,000	08/17/05	(3,718)
Euro Dollar	1,379,310	HUF	360,000,000	12/06/05	852
Euro Dollar	4,917,684	PLN	20,000,000	12/06/05	(214,914)
Euro Dollar	4,345,611	PLN	18,000,000	12/06/05	(141,132)
Euro Dollar	2,013,591	SKK	80,000,000	12/06/05	10,105
Great Britain Pounds	6,839,768	AUD	16,520,264	05/10/05	(69,758)
Great Britain Pounds	24,411,774	EUR	35,846,951	05/10/05	(163,572)
Great Britain Pounds	1,079,265	NOK	12,933,916	05/10/05	(1,108)
Great Britain Pounds	7,455,520	USD	14,165,488	05/10/05	(81,720)
Great Britain Pounds	322,667	EUR	460,000	05/18/05	(10,895)
Great Britain Pounds	2,889,974	EUR	4,120,000	05/18/05	(97,577)
Great Britain Pounds	3,270,246	EUR	4,660,000	05/18/05	(111,808)
Great Britain Pounds	4,771,999	USD	9,097,768	05/18/05	(17,561)
Great Britain Pounds	1,682,396	USD	3,139,351	05/18/05	(74,311)
Great Britain Pounds	416,887	USD	773,785	05/18/05	(22,541)
Great Britain Pounds	6,733,963	AUD	16,520,264	07/11/05	21,919
Great Britain Pounds	7,455,520	USD	14,165,488	07/11/05	(41,644)
Great Britain Pounds	662,508	USD	1,255,505	08/17/05	(5,182)
Great Britain Pounds	8,354,290	USD	15,927,455	08/17/05	30,065
Hungarian Forint	1,124,710,400	EUR	4,500,000	05/18/05	37,283
Hungarian Forint	463,238,600	EUR	1,860,000	05/18/05	19,601
Hungarian Forint	54,951,550	USD	283,987	05/18/05	3,453
Iceland Krona	63,472,000	EUR	800,000	05/18/05	15,544
Iceland Krona	8,878,902	USD	145,129	05/18/05	4,833
Iceland Krona	55,360,800	EUR	660,000	08/17/05	(3,088)
Iceland Krona	40,614,902	USD	629,395	08/17/05	(2,816)
Japanese Yen	880,236,604	AUD	10,739,111	05/10/05	(6,946)
Japanese Yen	875,050,544	CAD	10,380,196	05/10/05	(54,985)
Japanese Yen	1,201,139,526	EUR	8,663,730	05/10/05	(146,869)
Japanese Yen	5,133,308,502	EUR	37,224,862	05/10/05	(499,298)
Japanese Yen	4,083,068,778	USD	38,592,332	05/10/05	(463,726)
Japanese Yen	284,004,720	EUR	2,040,000	05/18/05	(40,890)
Japanese Yen	1,730,262,460	EUR	12,460,000	05/18/05	(228,722)
Japanese Yen	547,306,420	EUR	3,980,000	05/18/05	(47,321)
Japanese Yen	1,093,274,880	EUR	7,940,000	05/18/05	(101,163)
Japanese Yen	49,047,740	EUR	360,000	05/18/05	(2,091)
Japanese Yen	307,283,415	USD	2,870,000	05/18/05	(71,350)
Japanese Yen	662,306,400	USD	6,390,000	05/18/05	50,332
Japanese Yen	792,383,415	USD	7,568,014	05/18/05	(16,764)
Japanese Yen	535,700,800	USD	5,060,000	05/18/05	(67,786)
Japanese Yen	213,357,290	USD	2,020,000	05/18/05	(22,279)
Japanese Yen	347,888,660	USD	3,290,000	05/18/05	(40,028)
Japanese Yen	664,986,020	USD	6,280,000	05/18/05	(85,318)
Japanese Yen	878,459,280	AUD	10,739,111	07/11/05	(39,468)
Japanese Yen	882,316,682	CAD	10,380,196	07/11/05	(109,017)
Japanese Yen	1,661,410,574	EUR	12,118,239	07/11/05	(145,760)
Mexican Peso	18,414,420	USD	1,656,792	05/18/05	1,777
Mexican Peso	1,934,855	USD	170,000	08/17/05	(907)
Mexican Peso	13,553,505	USD	1,190,000	08/17/05	(7,190)
New Zealand Dollar	4,170,596	USD	2,936,099	05/18/05	(120,129)
New Zealand Dollar	4,170,596	USD	2,976,212	08/17/05	(52,195)
Norwegian Krone	47,238,000	EUR	5,791,880	05/10/05	(19,979)
Norwegian Krone	12,933,916	GBP	1,089,630	05/10/05	11,012
Norwegian Krone	12,970,343	USD	2,078,580	05/10/05	12,560
Norwegian Krone	12,933,916	GBP	1,084,514	07/11/05	1,024
Norwegian Krone	12,970,343	USD	2,071,278	07/11/05	876
Polish Zloty	81,310	EUR	20,000	05/18/05	661
Polish Zloty	6,175,136	EUR	1,520,000	05/18/05	50,924
Polish Zloty	1,761,922	USD	542,463	05/18/05	10,964
Singapore Dollar	5,820,000	JPY	376,524,900	05/18/05	20,841
Singapore Dollar	1,460,000	JPY	94,453,240	05/18/05	5,221
Singapore Dollar	505,005	USD	306,602	05/18/05	(2,514)
South African Rand	4,571,780	USD	748,245	05/18/05	(2,919)
South Korean Won	2,548,679,645	USD	2,531,968	05/18/05	(23,718)

	Contracts to Deliver		In Exchange For	Maturity Dates	Unrealized Appreciation (Depreciation)($)
Swedish Krona	40,579,437	EUR	4,461,435	05/10/05	29,909
Swedish Krona	74,573,289	USD	10,847,023	05/10/05	362,107
Swedish Krona	181,090	EUR	20,000	05/18/05	192
Swedish Krona	52,163,136	EUR	5,760,000	05/18/05	54,536
Swedish Krona	8,943,382	USD	1,272,898	05/18/05	15,165
Swedish Krona	40,579,437	EUR	4,438,306	07/11/05	14,336
Swedish Krona	74,573,289	USD	10,612,393	07/11/05	106,095
Swiss Franc	2,485,721	USD	2,120,000	05/18/05	28,680
Swiss Franc	2,167,918	USD	1,850,000	05/18/05	26,058
Swiss Franc	2,892,419	USD	2,470,000	05/18/05	36,511
United States Dollar	1,542,950	AUD	2,011,669	05/10/05	31,657
United States Dollar	7,665,919	AUD	9,823,694	05/10/05	23,445
United States Dollar	23,568,763	CAD	29,248,836	05/10/05	(293,522)
United States Dollar	15,183,306	DKK	87,067,150	05/10/05	(71,272)
United States Dollar	9,828,381	EUR	7,566,113	05/10/05	(51,160)
United States Dollar	11,626,000	EUR	8,959,065	05/10/05	(48,753)
United States Dollar	2,399,760	EUR	1,807,388	05/10/05	(64,183)
United States Dollar	8,597,595	EUR	6,480,924	05/10/05	(222,696)
United States Dollar	14,208,134	GBP	7,455,520	05/10/05	39,074
United States Dollar	39,109,854	JPY	4,083,068,778	05/10/05	(53,796)
United States Dollar	2,067,283	NOK	12,970,343	05/10/05	(1,263)
United States Dollar	10,592,796	SEK	74,573,289	05/10/05	(107,880)
United States Dollar	1,590,000	AUD	2,017,952	05/18/05	(11,374)
United States Dollar	1,972,894	AUD	2,524,520	05/18/05	2,016
United States Dollar	110,000	AUD	141,014	05/18/05	314
United States Dollar	320,000	CAD	393,264	05/18/05	(7,018)
United States Dollar	570,000	CAD	701,841	05/18/05	(11,434)
United States Dollar	550,000	CAD	675,961	05/18/05	(12,031)
United States Dollar	980,000	CAD	1,205,174	05/18/05	(20,852)
United States Dollar	80,000	CAD	98,576	05/18/05	(1,547)
United States Dollar	4,679,671	CAD	5,834,919	05/18/05	(35,901)
United States Dollar	1,160,000	CAD	1,425,628	05/18/05	(25,402)
United States Dollar	1,650,000	CHF	1,893,457	05/18/05	(56,971)
United States Dollar	860,000	CHF	987,280	05/18/05	(29,368)
United States Dollar	20,000	CHF	22,938	05/18/05	(701)
United States Dollar	719	CHF	852	05/18/05	(2)
United States Dollar	4,355,155	EUR	3,400,000	05/18/05	39,417
United States Dollar	6,176,547	EUR	4,790,000	05/18/05	14,629
United States Dollar	15,615,951	EUR	11,925,010	05/18/05	(202,623)
United States Dollar	29,977,969	EUR	22,902,335	05/18/05	(376,214)
United States Dollar	6,698,484	EUR	5,143,287	05/18/05	(50,676)
United States Dollar	6,754,201	EUR	5,190,000	05/18/05	(46,016)
United States Dollar	9,672,577	EUR	7,328,597	05/18/05	(200,209)
United States Dollar	731,076	GBP	384,473	05/18/05	3,333
United States Dollar	16,896,932	GBP	8,865,127	05/18/05	36,968
United States Dollar	639,000	ISK	40,614,902	05/18/05	2,761
United States Dollar	730,000	JPY	74,328,600	05/18/05	(18,519)
United States Dollar	10,696,186	JPY	1,089,026,488	05/18/05	(271,907)
United States Dollar	40,177,662	JPY	4,183,499,785	05/18/05	(132,753)
United States Dollar	11,950,965	JPY	1,252,874,166	05/18/05	41,681
United States Dollar	2,500,000	JPY	258,903,150	05/18/05	(21,751)
United States Dollar	740,000	JPY	77,148,700	05/18/05	(1,524)
United States Dollar	2,535,242	KRW	2,548,679,645	05/18/05	20,444
United States Dollar	710,000	MXN	8,036,460	05/18/05	12,285
United States Dollar	540,000	MXN	6,089,850	05/18/05	7,332
United States Dollar	380,000	MXN	4,288,110	05/18/05	5,398
United States Dollar	3,003,538	NZD	4,170,596	05/18/05	52,690
United States Dollar	1,556,082	PLN	4,890,145	05/18/05	(80,927)
United States Dollar	5,036,284	SEK	35,115,495	05/18/05	(97,893)
United States Dollar	960,000	SGD	1,560,787	05/18/05	(4,633)
United States Dollar	1,550,000	SGD	2,519,199	05/18/05	(7,984)
United States Dollar	40,000	SGD	65,019	05/18/05	(202)
United States Dollar	760,000	ZAR	4,571,780	05/18/05	(8,835)
United States Dollar	1,436,781	KRW	1,500,000,000	06/07/05	67,113
United States Dollar	23,606,808	CAD	29,248,836	07/11/05	(309,280)
United States Dollar	38,800,269	JPY	4,083,068,778	07/11/05	470,844
United States Dollar	967,090	AUD	1,253,487	08/17/05	7,726
United States Dollar	4,300,570	CAD	5,354,468	08/17/05	(32,231)
United States Dollar	1,420,000	CHF	1,672,192	08/17/05	(4,109)

	Contracts to Deliver		In Exchange For	Maturity Dates	Unrealized Appreciation (Depreciation)($)
United States Dollar	2,730,000	CHF	3,218,124	08/17/05	(5,126)
United States Dollar	1,150,000	CHF	1,354,527	08/17/05	(3,084)
United States Dollar	18,069,681	EUR	13,798,260	08/17/05	(182,729)
United States Dollar	1,563,271	EUR	1,200,000	08/17/05	(7,688)
United States Dollar	1,667,555	EUR	1,280,000	08/17/05	(8,267)
United States Dollar	7,810,522	EUR	5,990,000	08/17/05	(45,570)
United States Dollar	9,062,026	GBP	4,771,999	08/17/05	18,617
United States Dollar	281,082	HUF	54,951,550	08/17/05	(3,486)
United States Dollar	1,680,000	JPY	178,231,200	08/17/05	40,585
United States Dollar	60,000	JPY	6,364,440	08/17/05	1,440
United States Dollar	1,140,000	JPY	120,933,480	08/17/05	27,452
United States Dollar	2,531,717	KRW	2,548,679,645	08/17/05	23,574
United States Dollar	1,628,945	MXN	18,414,420	08/17/05	(2,388)
United States Dollar	539,721	PLN	1,761,922	08/17/05	(10,995)
United States Dollar	1,276,695	SEK	8,943,382	08/17/05	(14,807)
United States Dollar	307,555	SGD	505,005	08/17/05	2,513
United States Dollar	741,522	ZAR	4,571,780	08/17/05	2,877
					(182,354)

Currency Type Abbreviations:

AUD                    Australian Dollars

CAD                     Canadian Dollars

CHF                        Swiss Francs

DKK                     Danish Krone

EUR                        Euro Dollars

GBP                         Great Britain Pounds

HUF                       Hungarian Forints

ISK                            Iceland Krona

JPY                            Japanese Yen

KRW                  South Korean Won

MXN                  Mexican Peso

NOK                     Norwegian Krone

NZD                      New Zealand Dollars

PLN                         Polish Zloties

SEK                         Swedish Krona

SGD                        Singapore Dollar

SKK                       Slovakian Koruna

USD                       U.S. Dollars

ZAR                      South African Rand

Investments By Type of Issuer

	Percentage of Portfolio Assets (%)
	Long-term	Short-term
Government and other public issuers	75.07	0.18
Repurchase agreement	—	5.96
Banks and other financial institutions	13.79	—
Industrials	2.82	—
Money market funds	—	2.18
	91.68	8.32

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2005.

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Number of Shares		Value ($)
Common Stocks—99.13%
Aerospace & Defense—1.92%
120,300	Boeing Co.	7,160,256
117,900	Lockheed Martin Corp.	7,186,005
71,499	United Technologies Corp.	7,272,878
		21,619,139

Air Freight & Couriers—0.56%
148,400	CNF, Inc. (1)	6,344,100

Auto Components—0.69%
391,500	American Axle & Manufacturing Holdings, Inc. (1)	7,814,340

Automobiles—0.46%
573,400	Ford Motor Co. (1)	5,223,674

Banks—9.86%
22,600	Astoria Financial Corp.	599,126
951,500	Bank of America Corp.	42,855,560
124,300	Comerica, Inc.	7,117,418
104,400	Golden West Financial Corp. (1)	6,507,252
180,100	KeyCorp	5,972,116
110,400	National City Corp.	3,749,184
220,200	Sovereign Bancorp, Inc.	4,529,514
97,300	SunTrust Banks, Inc. (1)	7,086,359
289,500	U.S. Bancorp	8,077,050
221,800	Wachovia Corp.	11,351,724
223,000	Wells Fargo & Co.	13,366,620
		111,211,923

Beverages—1.24%
27,200	Molson Coors Brewing Co., Class B	1,679,600
134,500	Pepsi Bottling Group, Inc. (1)	3,856,115
151,950	PepsiCo, Inc. (1)	8,454,498
		13,990,213

Biotechnology—0.35%
156,900	MedImmune, Inc.*	3,980,553

Chemicals—1.75%
121,550	BASF AG, ADR (1)	7,888,595
147,750	E.I. du Pont de Nemours and Co.	6,960,503
25,100	Eastman Chemical Co.	1,355,400
48,800	Scotts Co., Class A*	3,533,120
		19,737,618

Commercial Services & Supplies—2.02%
540,350	Cendant Corp.	10,758,368
98,600	Donnelley, R.R. & Sons Co.	3,244,926
118,400	Republic Services, Inc. (1)	4,096,640
165,300	Waste Management, Inc.	4,709,397
		22,809,331

Communications Equipment—0.99%
126,000	Harris Corp.	3,553,200
493,500	Motorola, Inc.	7,570,290
		11,123,490

Computers & Peripherals—3.43%
263,700	Apple Computer, Inc.*	9,509,022
276,650	Hewlett-Packard Co. (1)	5,663,025
217,150	International Business Machines Corp.	16,585,917
545,700	Western Digital Corp. (1)*	6,924,933
		38,682,897

Diversified Financials—12.07%
141,781	American Express Co.	7,471,859
146,900	Bear Stearns Cos., Inc.	13,905,554
88,300	Capital One Financial Corp. (1)	6,259,587
788,762	Citigroup, Inc.	37,040,263
303,130	Countrywide Financial Corp.	10,970,275
105,200	Franklin Resources, Inc.	7,225,136
105,250	Freddie Mac	6,474,980

Number of Shares		Value ($)

62,700	Friedman Billings Ramsey Group, Inc., Class A (1)	758,043
103,500	Goldman Sachs Group, Inc.	11,052,765
558,320	J.P. Morgan Chase & Co.	19,814,777
84,300	Lehman Brothers Holdings, Inc.	7,731,996
38,900	Merrill Lynch & Co., Inc.	2,097,877
89,700	Morgan Stanley & Co.	4,720,014
32,300	Providian Financial Corp.*	538,441
		136,061,567

Diversified Telecommunication Services—5.03%
123,100	ALLTEL Corp. (1)	7,011,776
313,000	AT&T Corp. (1)	5,987,690
441,700	BellSouth Corp. (1)	11,700,633
138,500	CenturyTel, Inc. (1)	4,250,565
113,100	MCI, Inc. (1)	3,000,543
174,100	SBC Communications, Inc.	4,143,580
576,801	Verizon Communications, Inc. (1)	20,649,476
		56,744,263

Electric Utilities—4.24%
112,000	Constellation Energy Group, Inc.	5,886,720
47,000	DTE Energy Co. (1)	2,159,650
167,250	Entergy Corp. (1)	12,259,425
191,000	Exelon Corp.	9,454,500
108,400	PPL Corp.	5,881,784
141,500	TXU Corp. (1)	12,139,285
		47,781,364

Energy Equipment & Services—0.54%
145,650	Halliburton Co.	6,057,584

Food & Drug Retailing—0.46%
163,200	SUPERVALU, INC. (1)	5,150,592

Food Products—2.21%
144,350	Cadbury Schweppes PLC, ADR	5,867,828
148,800	General Mills, Inc. (1)	7,350,720
251,350	McDonald’s Corp.	7,367,068
253,500	Tyson Foods, Inc., Class A (1)	4,281,615
		24,867,231

Gas Utilities—1.19%
251,100	ONEOK, Inc. (1)	7,246,746
152,700	Sempra Energy (1)	6,166,026
		13,412,772

Health Care Equipment & Supplies—1.12%
154,550	Baxter International, Inc. (1)	5,733,805
50,800	Beckman Coulter, Inc. (1)	3,388,868
56,400	Dade Behring Holdings, Inc.*	3,478,188
		12,600,861

Health Care Providers & Services—1.85%
106,500	CIGNA Corp. (1)	9,795,870
68,600	HCA, Inc.	3,830,624
209,900	Humana, Inc.*	7,273,035
		20,899,529

Hotels, Restaurants & Leisure—1.58%
282,000	Darden Restaurants, Inc.	8,460,000
65,900	Royal Caribbean Cruises Ltd.	2,769,118
121,800	Starwood Hotels & Resorts Worldwide, Inc. (1)	6,618,612
		17,847,730

Household Durables—0.12%
18,600	Toll Brothers, Inc.*	1,409,880

Household Products—0.99%
133,000	Colgate-Palmolive Co.	6,622,070
71,900	Kimberly-Clark Corp. (1)	4,490,155
		11,112,225

Industrial Conglomerates—5.27%
13,700	3M Co.	1,047,639
80,950	CP Railway Ltd.	2,826,774
972,600	General Electric Co.	35,208,120
100,100	Siemens AG, ADR (1)	7,359,352
71,500	Textron, Inc.	5,387,525
241,350	Tyco International Ltd. (1)	7,556,668
		59,386,078

Number of Shares		Value ($)
Insurance—4.53%
41,300	Allstate Corp. (1)	2,319,408
124,400	Chubb Corp. (1)	10,173,432
126,500	First American Corp. (1)	4,528,700
190,800	MetLife, Inc. (1)	7,422,120
5,700	Progressive Corp.	520,239
175,500	Prudential Financial, Inc. (1)	10,029,825
43,800	SAFECO Corp. (1)	2,306,946
231,222	St. Paul Cos., Inc.	8,277,748
15,700	StanCorp Financial Group, Inc.	1,201,364
130,650	W.R. Berkley Corp.	4,246,125
		51,025,907

Internet Software & Services—0.70%
375,400	McAfee, Inc.*	7,849,614

Machinery—2.19%
41,500	Cummins, Inc.	2,822,000
115,750	Deere & Co.	7,239,005
124,300	Eaton Corp.	7,290,195
81,100	ITT Industries, Inc.	7,336,306
		24,687,506

Marine—0.31%
62,300	Overseas Shipholding Group, Inc.	3,515,589

Media—3.63%
266,872	Comcast Corp., Class A (1)*	8,569,260
225,300	Comcast Corp., Class A-Special (1)*	7,148,769
387,050	News Corp., Inc., Class A	5,914,124
524,000	Time Warner, Inc. (1)*	8,808,440
54,500	Viacom, Inc., Class B	1,886,790
326,200	Walt Disney Co.	8,611,680
		40,939,063

Metals & Mining—2.37%
239,894	Alcoa, Inc. (1)	6,961,724
119,900	Freeport-McMoRan Copper & Gold, Inc., Class B (1)	4,155,734
18,500	Nucor Corp.	945,350
129,900	Phelps Dodge Corp. (1)	11,151,915
83,300	United States Steel Corp. (1)	3,561,908
		26,776,631

Multi-Line Retail—1.03%
114,700	Federated Department Stores, Inc. (1)	6,595,250
89,900	Saks, Inc. (1)*	1,531,896
25,513	Sears Holdings Corp. (1)*	3,450,378
		11,577,524

Office Electronics—0.19%
161,700	Xerox Corp. (1)*	2,142,525

Number of Shares		Value ($)

Oil & Gas—14.87%
89,600	Amerada Hess Corp. (1)	8,391,040
124,602	Apache Corp. (1)	7,013,847
142,500	Burlington Resources, Inc. (1)	6,926,925
405,000	ChevronTexaco Corp.	21,060,000
182,357	ConocoPhillips	19,120,131
872,612	Exxon Mobil Corp.	49,765,062
379,850	Marathon Oil Corp.	17,689,615
77,203	Murphy Oil Corp.	6,878,015
277,900	Occidental Petroleum Corp. (1)	19,175,100
71,800	Sunoco, Inc. (1)	7,126,868
65,500	Valero Energy Corp. (1)	4,488,715
		167,635,318

Paper & Forest Products—0.95%
210,900	Archer Daniels Midland Co. (1)	3,794,091
133,000	Louisiana-Pacific Corp.	3,271,800
72,818	Rayonier, Inc. (1)	3,659,833
		10,725,724

Pharmaceuticals—0.73%
186,013	Sanofi-Aventis, ADR (1)	8,253,397

Real Estate—0.25%
32,300	Health Care REIT, Inc. (1)	1,082,050
38,100	New Century Financial Corp. (1)	1,731,645
		2,813,695

Road & Rail—1.71%
286,900	Burlington Northern Santa Fe Corp.	13,842,925
68,400	CSX Corp. (1)	2,744,892
85,800	Norfolk Southern Corp.	2,694,120
		19,281,937

Semiconductor Equipment & Products—0.54%
170,868	Freescale Semiconductor, Inc., Class B*	3,222,570
86,100	QLogic Corp. (1)*	2,861,964
		6,084,534

Software—1.36%
605,900	Microsoft Corp.	15,329,270

Specialty Retail—1.70%
189,600	American Eagle Outfitters, Inc. (1)	4,971,312
108,300	Lowe’s Cos., Inc. (1)	5,643,513
115,900	Sherwin-Williams Co.	5,165,663
176,700	Staples, Inc.	3,369,669
		19,150,157

Tobacco—2.04%
353,100	Altria Group, Inc.	22,947,969

Trading Companies & Distributors—0.09%
18,400	W.W. Grainger, Inc.	1,017,336
Total Common Stocks (cost—$979,007,679)		1,117,622,650

Principal Amount (000) ($)		Maturity Date	Interest Rate (%)

Repurchase Agreement—0.98%
11,084	Repurchase Agreement dated 04/29/05 with State Street Bank & Trust Co., collateralized by $161,776 U.S. Treasury Bonds, 8.125% to 9.250% due 02/15/16 to 08/15/19 and $10,962,666 U.S. Treasury Notes, 3.750% to 6.500% due 08/15/05 to 08/15/13; (value - $11,308,937); proceeds: 11,086,355 (cost—$11,084,000)	05/02/05	2.550	11,084,000

Number of Shares (000)		Interest Rates (%)	Value ($)
Investments of Cash Collateral from Securities Loaned — 16.48%

Money Market Funds†—16.48%
1	AIM Liquid Assets Portfolio	2.840	806
23	AIM Prime Portfolio	2.839	22,808
43,580	Barclays Prime Money Market Fund	2.846	43,580,321
23	BlackRock Provident Institutional TempFund	2.710	22,534
19	Dreyfus Institutional Cash Advantage Fund	2.738	19,327
10,812	Scudder Money Market Series	2.820	10,812,455
131,274	UBS Private Money Market Fund LLC**	2.811	131,273,624
Total Money Market Funds (cost—$185,731,875)			185,731,875
Total Investments (cost—$1,175,823,554)(2)(3)(4)—116.59%			1,314,438,525
Liabilities in excess of other assets—(16.59)%			(187,014,562)
Net Assets—100.00%			1,127,423,963

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2005.
(2)

Includes 208,134,285 of investments in securities on loan, at value. In addition to holding cash and cash equivalents as collateral for portfolio securities loaned of $185,731,875, the custodian also held the following U.S. Government and agency securities having an aggregate value of $28,630,244 as collateral for portfolio securities loaned.

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
26,490	Federal National Mortgage Association	02/15/08	5.750	28,061,361
475	U.S. Treasury Bond	02/15/26	6.000	568,883
				28,630,244

(3)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2005 were $164,651,917 and $26,036,946, respectively, resulting in net unrealized appreciation of investments of $138,614,971.

(4)

The Portfolio calculates its net asset value based on the current market value for its portfolio securities.  The Portfolio normally obtains market values for its securities from independent pricing sources.  Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities.  Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc.  (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price.  Other OTC securities are valued at the last bid price available prior to valuation.  Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc.  (“UBS Global AM”), the investment manager, administrator and principal underwriter of the Portfolio, or by the relevant Portfolio investment sub-advisor, where applicable.  UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, and internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.  If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”).  The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.  All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio’s custodian.  Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”).  Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio’s net asset value.  If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
†	Interest rates shown reflect yield at April 30, 2005.
**	The table below details the Portfolio’s transaction in affiliated issuers for the nine month ended April 30, 2005.

Security Description	Value at 07/31/04 ($)	Purchases During the Nine Months Ended 04/30/05 ($)	Sales During the Nine Months Ended 04/30/05 ($)	Value at 04/30/05 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/05 ($)
UBS Private Money Market Fund LLC	33,204,432	1,417,099,231	1,319,030,039	131,273,624	29,971

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2005.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Principal Amount (000)		Value ($)

Common Stocks—96.08%
Aerospace & Defense—0.79%
37,500	General Dynamics Corp. (1)	3,939,375
32,300	United Defense Industries, Inc. (1)	2,389,554
		6,328,929

Air Freight & Couriers—1.99%
188,331	FedEx Corp.	15,998,718

Banks—0.71%
55,900	Golden West Financial Corp. (1)	3,484,247
64,303	New York Community Bancorp, Inc. (1)	1,138,163
39,800	North Fork Bancorporation, Inc.	1,120,370
		5,742,780

Beverages—0.75%
116,600	Coca-Cola Co. (1)	2,366,980
128,000	Pepsi Bottling Group, Inc. (1)	3,669,760
		6,036,740

Biotechnology—4.89%
181,650	Amgen, Inc.*	10,573,847
44,000	Cephalon, Inc. (1)*	1,931,600
343,611	Genentech, Inc. (1)*	24,375,764
98,700	MedImmune, Inc.*	2,504,019
		39,385,230

Building Products—0.63%
99,263	Lennar Corp., Class A (1)	5,109,067

Chemicals—0.69%
95,150	Monsanto Co.	5,577,693

Commercial Services & Supplies—3.01%
151,000	Cendant Corp. (1)	3,006,410
129,750	Certegy, Inc.	4,726,793
287,180	First Data Corp. (1)	10,921,455
181,650	Paychex, Inc.	5,558,490
		24,213,148

Communications Equipment—4.52%
833,775	Cisco Systems, Inc.*	14,407,632
181,500	Corning, Inc.*	2,495,625
248,800	Motorola, Inc.	3,816,592
449,430	QUALCOMM, Inc. (1)	15,680,613
		36,400,462

Computers & Peripherals—3.36%
359,747	Dell, Inc.*	12,529,988
306,000	EMC Corp. (1)*	4,014,720
89,900	International Business Machines Corp.	6,866,562
44,200	Lexmark International, Inc.*	3,069,690
20,700	Network Appliance, Inc.*	551,241
		27,032,201

Diversified Financials—10.23%
89,350	American Express Co.*	4,708,745
60,100	Capital One Financial Corp. (1)	4,260,489
26,734	Chicago Mercantile Exchange Holdings, Inc. (1)	5,227,032
151,375	Citigroup, Inc.	7,108,570
369,999	Countrywide Financial Corp.	13,390,264
166,500	Fannie Mae	8,982,675
134,256	Goldman Sachs Group, Inc.	14,337,198
94,000	Providian Financial Corp. (1)*	1,566,980
478,638	SLM Corp.	22,802,314
		82,384,267

Electric Utilities—1.49%
162,500	AES Corp. (1)*	2,613,000
109,366	TXU Corp. (1)	9,382,509
		11,995,509

Principal Amount (000)		Value ($)

Electrical Equipment—1.58%
61,900	Energizer Holdings, Inc. (1)*	3,526,443
402,224	Molex, Inc., Class A	9,206,907
		12,733,350

Energy Equipment & Services—1.87%
51,200	BJ Services Co.	2,496,000
183,859	Schlumberger Ltd.	12,577,794
		15,073,794

Health Care Equipment & Supplies—5.76%
75,000	Becton, Dickinson and Co.	4,389,000
67,300	Biomet, Inc.*	2,603,837
41,800	Dade Behring Holdings, Inc.	2,577,806
56,225	DENTSPLY International, Inc.	3,073,259
127,155	Medtronic, Inc.	6,701,068
331,887	Zimmer Holdings, Inc.*	27,022,240
		46,367,210

Health Care Providers & Services—7.42%
142,725	Lincare Holdings, Inc. (1)*	6,091,503
59,300	McKesson Corp. (1)	2,194,100
493,835	UnitedHealth Group, Inc.	46,672,346
37,500	WellPoint, Inc.*	4,790,625
		59,748,574

Hotels, Restaurants & Leisure—4.60%
271,810	Carnival Corp.	13,286,073
37,859	Four Seasons Hotels, Inc.	2,402,911
50,100	Hilton Hotels Corp.	1,093,683
91,190	MGM Mirage (1)*	6,365,974
135,932	Starbucks Corp.*	6,731,353
135,157	Wynn Resorts, Ltd. (1)*	7,155,211
		37,035,205

Household Durables—0.07%
800	NVR, Inc. (1)*	574,680

Household Products—3.02%
449,002	Procter & Gamble Co. (1)	24,313,458

Insurance—2.42%
224,900	AFLAC, Inc.	9,142,185
105,400	American International Group, Inc.*	5,359,590
32,300	Progressive Corp. (1)	2,948,021
63,150	W.R. Berkley Corp.	2,052,375
		19,502,171

Internet & Catalog Retail—0.53%
134,075	eBay, Inc.*	4,254,200

Internet Software & Services—2.67%
15,936	Google, Inc., Class A*	3,505,920
224,900	IAC/InterActiveCorp (1)*	4,889,326
165,000	McAfee, Inc.*	3,450,150
158,300	Symantec Corp.*	2,972,874
61,400	VeriSign, Inc. (1)*	1,624,644
147,050	Yahoo!, Inc.*	5,074,696
		21,517,610

Leisure Equipment & Products—0.20%
82,800	Marvel Enterprises, Inc. (1)*	1,622,880

Principal Amount (000)	Value ($)

Machinery—3.09%
77,506	Caterpillar, Inc. (1)	6,824,403
70,500	Danaher Corp. (1)	3,569,415
43,700	Deere & Co.	2,732,998
268,150	Dover Corp.	9,749,934
21,900	ITT Industries, Inc.	1,981,074
		24,857,824

Number of Shares

Marine—0.24%
34,800	Overseas Shipholding Group, Inc. (1)	1,963,764

Media—3.85%
311,400	Comcast Corp., Class A (1)*	9,880,722
1,124,499	Liberty Media Corp., Class A*	11,289,970
164,350	Liberty Media International, Inc., Class A (1)*	6,815,594
114,800	Walt Disney Co.	3,030,720
		31,017,006

Metals & Mining—0.57%
36,300	Nucor Corp. (1)	1,854,930
13,100	Phelps Dodge Corp. (1)	1,124,635
36,800	United States Steel Corp. (1)	1,573,568
		4,553,133

Multi-Line Retail—0.83%
141,200	Wal-Mart Stores, Inc.	6,656,168

Office Electronics—0.30%
180,900	Xerox Corp. (1)*	2,396,925

Oil & Gas—1.70%
44,700	Burlington Resources, Inc.	2,172,867
132,312	Exxon Mobil Corp.	7,545,753
35,000	Pogo Producing Co.	1,575,350
24,400	Sunoco, Inc.	2,421,944
		13,715,914

Pharmaceuticals—8.49%
86,700	Forest Laboratories, Inc.*	3,093,456
550,213	Johnson & Johnson	37,761,118
58,300	Medicines Co.*	1,244,705
24,800	Merck & Co., Inc.	840,720
104,700	MGI Pharma, Inc.(1)*	2,308,635
694,132	Pfizer, Inc.	18,859,566
96,842	Sanofi-Aventis, ADR (1)*	4,296,880
		68,405,080

Semiconductor Equipment & Products—1.89%		3,165,823
212,900	Applied Materials, Inc.*	12,049,884
512,325	Intel Corp.	15,215,707

Software—4.44%
62,400	Adobe Systems, Inc. (1)	3,710,928
287,179	Intuit, Inc. (1)*	11,573,314
612,624	Microsoft Corp.	15,499,387
381,000	Oracle Corp. (1)*	4,404,360
23,100	Reynolds and Reynolds Co., Class A	609,147
		35,797,136

Specialty Retail—4.19%
33,100	Abercrombie & Fitch Co., Class A	1,785,745
20,400	AutoZone, Inc.*	1,693,200
250,850	Home Depot, Inc.	8,872,564
276,221	Lowe’s Cos., Inc. (1)	14,393,876
38,400	Michaels Stores, Inc.	1,274,880
42,700	Sherwin-Williams Co.	1,903,139
199,950	Staples, Inc.	3,813,047
		33,736,451

Number of Shares				Value ($)

Textiles & Apparel—1.44%
106,800	Coach, Inc.*			2,862,240
114,258	Nike, Inc., Class B			8,776,157
				11,638,397

Wireless Telecommunication Services—1.85%
123,300	Crown Castle International Corp.*			1,988,829
493,050	Vodafone Group PLC, ADR (1)			12,888,327
				14,877,156
Total Common Stocks (cost—$695,609,198)				773,778,537

Tracking Stock—0.09%
Diversified Financials—0.09%
6,081	SPDR Trust Series 1 (cost—$707,727)			703,876

Principal Amount (000) ($)		Maturity Date	Interest Rates (%)
Repurchase Agreement—3.52%
28,342	Repurchase Agreement dated 04/29/05 with State Street Bank & Trust Co., collateralized by $725,615 U.S. Treasury Bonds, 8.125% to 9.250% due 02/15/16 to 08/15/19 and $27,496,987 U.S. Treasury Notes, 3.750% to 6.500% due 08/15/05 to 08/15/13 (value-$28,914,654); proceeds: $28,348,023 (cost—$28,342,000)	05/02/05	2.550	28,342,000

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned – 13.22%
Money Market Funds†—13.22%
‡ 0	AIM Liquid Assets Portfolio		2.840	100
41,013	Barclays Prime Money Market Fund		2.846	41,013,381
328	BlackRock Provident Institutional Tempfund		2.710	327,912
4	Dreyfus Institutional Cash Advantage		2.738	4,322
13,714	Scudder Money Market Series		2.820	13,713,951
51,369	UBS Private Money Market Fund LLC**		2.811	51,368,524
Total Money Market Funds (cost—$106,428,190)				106,428,190
Total Investments (cost—$831,087,115) (2)(3)(4)—112.91%				909,252,603
Liabilities in excess of other assets—(12.91)%				(103,932,011)
Net Assets—100.00%				805,320,592

*                                         Non-Income producing security.

(1)                                  Security or portion thereof, was on loan at April 30, 2005.

(2)                                  Includes $112,210,609 of investments in securities on loan, at value. In addition to holding cash equivalents as collateral for portfolio securities loaned of $106,428,190, the custodian also held the following U.S. Government agency security having an aggregate value of $9,102,728 as collateral for portfolio securities loaned.

Principal Amount (000)($)		Maturity Date	Interest Rate (%)	Value ($)
8,593	Federal National Mortgage Association	02/15/08	5.750	9,102,728

(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2005 were $103,614,321 and $25,448,833, respectively, resulting in net unrealized appreciation of investments of $78,165,488.

(4)

The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment manager, administrator and principal underwriter of the Portfolio, or by the relevant Portfolio investment sub-advisor, where applicable. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, and internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the Value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

†	Interest rates shown reflect yield at April 30, 2005.
‡	Amount represents less than 500 shares.
ADR	American Depositary Receipt
**	The table below details the Portfolio’s transaction in affiliated issuers for the nine months ended April 30, 2005.

Security Description	Value at 07/31/04 ($)	Purchases During the Nine Months Ended 04/30/05 ($)	Sales During the Nine Months Ended 04/30/05 ($)	Value at 04/30/05 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/05 ($)
UBS Private Money Market Fund LLC	36.851,223	898,065,531	883,548,230	51,368,524	17,036

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2005.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Number of
Shares		Value ($)

Common Stocks—93.62%
Aerospace & Defense—1.27%
218,900	Aeroflex, Inc.*	1,735,877
82,350	Goodrich Corp. (1)	3,318,705
79	TIMCO Aviation Services, Inc.(2)*	11
		5,054,593

Banks—3.78%
222,050	Brookline Bancorp, Inc.	3,330,750
79,950	Commercial Federal Corp.	2,087,494
157,800	Northern Trust Corp. (1)	7,105,734
83,942	TD Banknorth, Inc. (1)	2,585,414
		15,109,392

Chemicals—2.63%
204,000	Cambrex Corp.	3,876,000
73,350	Engelhard Corp. (1)	2,246,711
253,400	RPM International, Inc. (1)	4,371,150
		10,493,861

Commercial Services & Supplies—12.23%
164,300	ARAMARK Corp., Class B (1)	4,026,993
282,800	BISYS Group, Inc.*	3,993,136
66,750	Certegy, Inc.	2,431,702
183,300	Convergys Corp.*	2,375,568
95,800	DeVry, Inc.*	2,184,240
52,600	Dun & Bradstreet Corp.*	3,284,344
174,900	Equifax, Inc. (1)	5,885,385
190,100	Herman Miller, Inc.	5,436,860
113,100	Hewitt Associates, Inc., Class A (1)*	3,009,591
123,200	Pitney Bowes, Inc.	5,509,504
216,700	ServiceMaster Co.	2,780,261
246,100	Steelcase, Inc., Class A	3,233,754
134,100	Valassis Communications, Inc. (1)*	4,727,025
		48,878,363

Communications Equipment—2.08%
252,200	Andrew Corp.*	3,094,494
146,500	Emulex Corp. (1)*	2,275,145
408,000	Powerwave Technologies, Inc. (1)*	2,945,760
		8,315,399

Computers & Peripherals—0.98%
826,000	Dot Hill Systems Corp. (1)*	3,898,720

Construction & Engineering—0.63%
139,650	Shaw Group, Inc. (1)*	2,523,476

Containers & Packaging—0.40%
75,400	Pactiv Corp.*	1,616,576

Diversified Financials—4.02%
339,500	Janus Capital Group, Inc.	4,410,105
70,600	Piper Jaffray Cos., Inc.*	1,952,090
138,250	Raymond James Financial, Inc.	3,728,602
74,300	T. Rowe Price Group, Inc. (1)	4,099,131
106,600	Waddell & Reed Financial, Inc., Class A	1,855,906
		16,045,834

Diversified Telecommunication Services—1.06%
138,300	CenturyTel, Inc. (1)	4,244,427

Electric Utilities—2.46%
106,200	IDACORP, Inc.	2,865,276
232,750	Puget Energy, Inc.	4,990,160
37,500	WPS Resources Corp.	1,977,375
		9,832,811

Electrical Equipment—3.47%
196,000	Brady Corp., Class A	5,811,400
108,600	Energizer Holdings, Inc.*	6,186,942
105,050	Paxar Corp.*	1,882,496
		13,880,838

Number of
Shares		Value ($)

Electronic Equipment & Instruments—2.11%
96,500	Anixter International, Inc.*	3,562,780
191,700	Symbol Technologies, Inc.	2,563,029
217,350	Vishay Intertechnology, Inc. (1)*	2,323,472
		8,449,281

Energy Equipment & Services—0.70%
187,050	Superior Energy Services, Inc.*	2,783,304

Food & Drug Retailing—0.33%
78,800	Casey’s General Stores, Inc.	1,330,144

Food Products—0.03%
882,000	Brooklyn Cheesecake & Desserts Co., Inc. (2)*	132,300

Health Care Equipment & Supplies—3.63%
113,960	Fisher Scientific International, Inc. (1)*	6,766,945
89,300	Invacare Corp.	3,657,728
109,999	Sybron Dental Specialties, Inc.*	4,097,463
		14,522,136

Health Care Providers & Services—7.48%
72,900	Accredo Health, Inc.*	3,302,370
132,900	Beverly Enterprises, Inc. (1)*	1,557,588
177,400	Health Management Associates, Inc., Class A (1)	4,387,102
348,600	IMS Health, Inc.	8,359,428
65,100	Manor Care, Inc.	2,171,085
291,950	Omnicare, Inc. (1)	10,121,906
		29,899,479

Household Durables—4.19%
248,250	American Greetings Corp., Class A	5,622,862
80,300	Black & Decker Corp.	6,715,489
56,600	Mohawk Industries, Inc. (1)*	4,404,046
		16,742,397

Household Products—1.01%
63,500	Clorox Co. (1)	4,019,550

Insurance—8.27%
127,200	American Financial Group, Inc. (1)	3,954,648
176,200	HCC Insurance Holdings, Inc. (1)	6,267,434
108,100	Horace Mann Educators Corp.	1,770,678
22,100	Markel Corp. (1)*	7,582,510
144,800	MBIA, Inc. (1)	7,584,624
108,650	Nationwide Financial Services, Inc., Class A	3,849,469
38,850	SAFECO Corp. (1)	2,046,230
		33,055,593

Internet & Catalog Retail—1.13%
249,900	Insight Enterprises, Inc.*	4,523,190

Internet Software & Services—0.45%
344,150	iPass, Inc.*	1,810,229

IT Consulting & Services—1.32%
157,900	SunGard Data Systems, Inc.*	5,273,860

Leisure Equipment & Products—2.80%
151,600	Hasbro, Inc.	2,868,272
454,300	K2, Inc.*	5,778,696
140,050	Mattel, Inc. (1)	2,527,903
		11,174,871

Machinery—7.29%
351,450	AGCO Corp.*	6,044,940
73,250	Harsco Corp.	3,929,862
152,800	IDEX Corp. (1)	5,691,800
213,800	Mueller Industries, Inc.	5,537,420
68,150	Stewart & Stevenson Services, Inc.	1,635,600
45,900	Terex Corp. (1)*	1,715,742
183,750	Timken Co.	4,564,350
		29,119,714

Number of
Shares		Value ($)

Media—5.25%
155,950	Harte-Hanks, Inc.	4,444,575
307,000	Interpublic Group of Cos., Inc. (1)*	3,948,020
112,350	Lee Enterprises, Inc.	4,663,648
76,800	McClatchy Co., Class A	5,429,760
189,200	Radio One, Inc., Class D (1)*	2,472,844
		20,958,847

Multi-Line Retail—0.57%
23,000	Neiman Marcus Group, Inc., Class A (1)	2,261,360

Multi-Utilities—1.03%
143,500	Avista Corp.	2,409,365
63,800	Vectren Corp. (1)	1,723,238
		4,132,603

Oil & Gas—0.56%
116,200	Chesapeake Energy Corp.	2,235,688

Road & Rail—1.69%
103,050	CSX Corp. (1)	4,135,396
121,750	Swift Transportation Co., Inc. (1)*	2,596,928
		6,732,324

Semiconductor Equipment & Products—0.42%
113,800	MKS Instruments, Inc. (1)*	1,684,240

Software—1.10%
173,550	Cadence Design Systems, Inc. (1)*	2,429,700
104,450	Sybase, Inc.*	1,977,239
		4,406,939

Specialty Retail—6.09%
146,150	Men’s Wearhouse, Inc.*	6,031,610
171,200	RadioShack Corp. (1)	4,274,864
88,200	Regis Corp.	3,151,386
203,600	Sports Authority, Inc. (1)*	5,415,760
296,050	United Rentals, Inc. (1)*	5,444,360
		24,317,980

Textiles & Apparel—1.16%
265,700	Russell Corp.	4,652,407

Total Common Stocks (cost—$313,661,225)		374,112,726

Number of
Warrants		Value ($)

Warrants—0.00%
Consumer Products—0.00%
122	American Banknote Corp., strike price $10.00, expires 10/01/07(2)††	0
122	American Banknote Corp., strike price $12.50, expires 10/01/07(2)††	0
		0

Diversified Financials—0.00%
4,914	Imperial Credit Industries, Inc., strike price $2.15, expires 01/31/08(2)††	0

Total Warrants (cost—$0)		0

Principal
Amount		Maturity	Interest
(000) ($)		Date	Rates (%)	Value ($)

Repurchase Agreement—6.58%
26,311	Repurchase Agreement dated 04/29/05 with State Street Bank & Trust Co., collateralized by $802,205 U.S. Treasury Bonds, 8.125% to 9.250% due 02/15/16 to 08/15/19 and $25,302,723 U.S Treasury Notes, 3.750% to 6.500% due 08/15/05 to 08/15/13 (value — $26,838,200); proceeds: 26,316,591 (cost—$26,311,000)	05/02/05	2.550	26,311,000

Number of
Shares
(000)

Investments of Cash Collateral from Securities Loaned—21.81%

Money Market Funds†—21.81%
‡ 0	AIM Liquid Assets Portfolio	2.840	327
20,546	Barclays Prime Money Market Fund	2.846	20,546,479
8	BlackRock Provident Institutional TempFund	2.710	7,666
‡ 0	Deutsche Cash Reserve Institutional Fund	2.765	134
46	Dreyfus Institutional Cash Advantage Fund	2.738	45,872
12,054	Scudder Money Market Series	2.820	12,054,329
54,483	UBS Private Money Market Fund LLC**	2.811	54,482,815
Total Money Market Funds (cost—$87,137,622)			87,137,622
Total Investments (cost—$427,109,847)(3)(4)(5)—122.01%			487,561,348
Liabilities in excess of other assets—(22.01)%			(87,956,084)
Net Assets—100.00%			399,605,264

*              Non-Income producing security.

†              Interest rates shown reflect yield at April 30, 2005.

††            Security is being fair valued by a valuation committee under the direction of the board of trustees.

‡              Amount represents less than 500 shares.

(1)           Security, or portion thereof, was on loan at April 30, 2005.

(2)           Illiquid securities representing 0.03% of net assets as of April 30, 2005.

(3)           Includes $84,813,438 of investments in securities on loan, at value.

(4)           Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2005 were $75,525,688 and $15,074,187, respectively, resulting in net unrealized appreciation of investments of $60,451,501.

(5)           The Portfolio calculates its net asset value based on the current market value for its portfolio securities.  The Portfolio normally obtains market values for its securities from independent pricing sources.  Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities.  Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc.  (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price.  Other OTC securities are valued at the last bid price available prior to valuation.  Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc.  (“UBS Global AM”), the investment manager, administrator and principal underwriter of the Portfolio, or by the relevant Portfolio investment sub-advisor, where applicable.  UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, and internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.  If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”).  The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.  All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.  Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”).  Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio’s net asset value.  If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

**           The table below details the Portfolio’s transaction in affiliated issuers for the nine month ended April 30, 2005.

Income
		Purchases	Sales		Earned from
		During the	During the		Affiliate for
		Nine Months	Nine Months		the Nine Months
Security	Value at	Ended	Ended	Value at	Ended
Description	07/31/04 ($)	04/30/05 ($)	04/30/05 ($)	04/30/05 ($)	04/30/05 ($)
UBS Private Money Market Fund LLC	18,809,139	368,064,103	332,390,427	54,482,815	6,746

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2005.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Number of
Shares		Value ($)

Common Stocks—93.93%
Aerospace & Defense—1.27%
132,450	Engineered Support Systems, Inc.	4,678,134

Air Freight & Couriers—1.43%
82,700	UTI Worldwide, Inc. (1)	5,304,378

Auto Components—1.02%
116,600	Gentex Corp. (1)	3,784,836

Banks—5.92%
79,900	City National Corp.	5,632,950
93,400	Downey Financial Corp.	6,045,782
51,200	Investors Financial Services Corp. (1)	2,147,840
393,100	Sovereign Bancorp, Inc. (1)	8,086,067
		21,912,639

Biotechnology—9.46%
325,200	Amylin Pharmaceuticals, Inc. (1)*	5,528,400
384,500	CV Therapeutics, Inc. (1)*	7,620,790
143,500	Encysive Pharmaceuticals, Inc.*	1,400,560
98,400	Invitrogen Corp. (1)*	7,209,768
314,700	Protein Design Labs, Inc. (1)*	5,626,836
191,600	Rigel Pharmaceuticals, Inc. (1)*	3,285,940
268,600	Telik, Inc. (1)*	4,351,320
		35,023,614

Building Products—1.38%
127,000	Trex Co., Inc. (1)*	5,102,860

Commercial Services & Supplies—3.05%
177,400	Bright Horizons Family Solutions, Inc.*	6,012,086
276,300	Resources Connection, Inc. (1)*	5,280,093
		11,292,179

Communications Equipment—1.29%
721,100	C-COR.net Corp. (1)*	4,766,471

Diversified Financials—1.39%
82,200	Affiliated Managers Group, Inc. (1)*	5,139,966

Electrical Equipment—1.22%
251,600	Paxar Corp.*	4,508,672

Electronic Equipment & Instruments—0.86%
353,900	TTM Technologies, Inc. (1)*	3,188,639

Energy Equipment & Services—1.85%
257,800	Rowan Cos., Inc.	6,839,434

Health Care Equipment & Supplies—4.68%
258,800	Animas Corp. (1)*	4,851,206
98,000	Fisher Scientific International, Inc. (1)*	5,819,240
222,950	Immucor, Inc. (1)*	6,652,828
		17,323,274

Health Care Providers & Services—3.72%
50,600	Advisory Board Co. (1)*	2,059,420
57,300	Express Scripts, Inc. *	5,136,372
363,200	First Horizon Pharmaceutical Corp. (1)*	6,577,552
		13,773,344

Hotels, Restaurants & Leisure—10.23%
187,705	Cheesecake Factory, Inc. (1)*	5,760,666
106,200	Four Seasons Hotels, Inc. (1)	6,740,514
107,400	P.F. Chang’s China Bistro, Inc.*	5,962,848
127,400	Royal Caribbean Cruises Ltd. (1)	5,353,348
219,693	Sonic Corp. (1)*	7,038,964
132,200	Wynn Resorts Ltd. (1)*	6,998,668
		37,855,008

Household Durables—0.80%
283,200	TurboChef Technologies, Inc. (1)*	2,948,112

Number of
Shares		Value ($)

Insurance—2.15%
136,700	PartnerRe Ltd. (1)	7,966,876

Internet Software & Services—2.65%
432,000	Akamai Technologies, Inc. (1)*	5,101,920
225,300	Check Point Software Technologies Ltd.*	4,720,035
		9,821,955

Leisure Equipment & Products—0.54%
315,000	Orange 21, Inc.*	2,009,700

Media—4.38%
111,400	Getty Images, Inc. (1)*	7,970,670
178,100	Lamar Advertising Co., Class A*	6,657,378
57,500	XM Satellite Radio Holdings, Inc., Class A (1)*	1,595,050
		16,223,098

Pharmaceuticals—4.52%
130,150	Barr Pharmaceuticals, Inc. (1)*	6,749,579
138,800	Medicis Pharmaceutical Corp., Class A (1)	3,900,280
173,200	MGI Pharma, Inc. (1)*	3,819,060
322,900	POZEN, Inc.*	2,263,529
		16,732,448

Real Estate—1.21%
266,800	Host Marriott Corp. (1)	4,487,576

Semiconductor Equipment & Products—4.75%
184,600	Cymer, Inc. (1)*	4,576,234
168,300	Lam Research Corp. (1)*	4,316,895
314,700	Micrel, Inc.*	2,958,180
406,700	O2Micro International Ltd.*	4,193,077
188,000	PMC-Sierra, Inc.*	1,515,280
		17,559,666

Software—8.87%
285,400	Cadence Design Systems, Inc.* (1)	3,995,600
307,900	Citrix Systems, Inc.*	6,927,750
178,400	FARO Technologies, Inc. (1)*	4,790,040
386,800	Informatica Corp.*	2,989,964
280,100	Jack Henry & Associates, Inc.	4,814,919
127,400	Mercury Interactive Corp. (1)*	5,265,442
144,200	SafeNet, Inc.*	4,030,390
		32,814,105

Specialty Retail—8.80%
339,600	American Eagle Outfitters, Inc.	8,904,312
113,700	Cost Plus, Inc. (1)*	2,636,703
299,700	Design Within Reach, Inc.*	4,579,416
297,500	PETsMART, Inc. (1)	7,928,375
84,700	Urban Outfitters, Inc.*	3,752,210
142,200	Williams-Sonoma, Inc.*	4,762,278
		32,563,294

Textiles & Apparel—5.26%
494,800	Coach, Inc.*	13,260,640
276,500	The Warnaco Group, Inc.*	6,210,190
		19,470,830

Trading Companies & Distributors—1.23%
169,800	MSC Industrial Direct Co., Inc., Class A	4,562,526

Total Common Stocks (cost—$305,813,884)		347,653,634

Principal Amount (000) ($)		Maturity Date	Interest Rates (%)	Value ($)
Repurchase Agreement—7.01%
25,942	Repurchase Agreement dated 04/29/05 with State Street Bank & Trust Co., collateralized by $790,954 U.S. Treasury Bonds, 8.125% to 9.250% due 02/15/16 to 08/15/19, $24,947,864 U.S. Treasury Notes, 3.750% to 6.500% due 08/15/05 to 08/15/13; (value - $26,461,779); proceeds: $25,947,513 (cost - $25,942,000)	05/02/05	2.550	25,942,000

Number of
Shares
(000)

Investments of Cash Collateral from Securities Loaned—30.52%
Money Market Funds†—30.52%
‡ 0	AIM Liquid Assets Portfolio	2.840	197
22,415	Barclays Prime Money Market Fund	2.846	22,414,949
3	BlackRock Provident Institutional TempFund	2.710	2,546
84	Dreyfus Institutional Cash Advantage Fund	2.738	83,556
8,956	Scudder Money Market Series	2.820	8,955,870
81,524	UBS Private Money Market Fund LLC**	2.811	81,523,950

Total Money Market Funds (cost—$112,981,068)			112,981,068

Total Investments (cost—$444,736,952)(2)(3)(4)—131.46%			486,576,702
Liabilities in excess of other assets—(31.46)%			(116,438,015)
Net Assets—100.00%			370,138,687

*              Non-income producing security.

(1)           Security, or portion thereof, was on loan at April 30, 2005.

(2)           Includes $108,607,108 of investments in securities on loan, at value.

(3)           Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2005 were $71,360,208 and $29,520,458, respectively, resulting in net unrealized appreciation of investments of $41,839,750.

(4)           The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price.  Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment manager, administrator and principal underwriter of the Portfolio, or by the relevant Portfolio investment sub-advisor, where applicable. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

†              Interest rates shown reflect yield at April 30, 2005.

‡              Amount represents less than 500 shares.

**           The table below details the Portfolio’s transactions in affiliated issuers for the nine months ended April 30, 2005

Income
		Purchases	Sales		Earned from
		During the	During the		Affiliate for
		Nine Months	Nine Months		the Nine Months
Security	Value at	Ended	Ended	Value at	Ended
Description	07/31/04 ($)	04/30/05 ($)	04/30/05 ($)	04/30/05 ($)	04/30/05 ($)
UBS Private Money Market Fund LLC	80,045,105	435,273,297	433,794,452	81,523,950	21,898

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2005.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Number of
Shares		Value ($)

Common Stocks—96.75%
Australia—5.10%
Air Freight & Couriers—0.01%
7,300	Toll Holdings Ltd.	72,797

Airlines—0.02%
65,492	Qantas Airways Ltd.	165,127

Banks—1.53%
57,728	Australia & New Zealand Banking Group Ltd.	976,296
35,938	Commonwealth Bank of Australia	1,023,046
6,900	Macquarie Bank Ltd.	248,084
327,286	National Australia Bank Ltd.	7,473,521
19,974	Suncorp-Metway Ltd.	308,542
57,329	Westpac Banking Corp. (1)	873,082
		10,902,571

Beverages—0.87%
12,203	Coc-Cola Amatil Ltd.	79,046
1,435,935	Foster’s Group Ltd.	5,765,326
19,500	Lion Nathan Ltd.	110,865
28,104	Lion Nathan Ltd.	160,356
18,056	Southcorp Ltd.*	59,878
		6,175,471

Chemicals—0.02%
11,600	Orica Ltd.	143,189

Commercial Services & Supplies—0.05%
44,396	Brambles Industries Ltd. (1)	273,030
23,400	Computershare Ltd.	92,619
		365,649

Construction & Engineering—0.02%
15,300	Leighton Holdings Ltd.	118,631

Construction Materials—0.04%
41,500	CSR Ltd.	77,812
24,267	Rinker Group Ltd.	216,723
		294,535

Containers & Packaging—0.41%
575,300	Amcor Ltd.	2,929,724

Diversified Telecommunication Services—0.50%
950,905	Telstra Corp. Ltd. (1)	3,599,543

Food & Drug Retailing—0.50%
498,625	Coles Myer Ltd.	3,349,736
20,513	Woolworths Ltd.	246,098
		3,595,834

Gas Utilities—0.02%
11,000	Australian Gas Light Co. Ltd.	123,634

Health Care Equipment & Supplies—0.01%
1,900	Cochlear Ltd.	45,668

Hotels, Restaurants & Leisure—0.05%
10,000	Aristocrat Leisure Ltd.	76,136
21,792	TABCORP Holdings Ltd.	265,021
		341,157

Industrial Conglomerates—0.06%
15,857	Wesfarmers Ltd.	447,423

Insurance—0.10%
46,304	AMP Ltd.	244,872
55,799	Insurance Australia Group Ltd.	265,583
18,300	QBE Insurance Group Ltd.	214,258
		724,713

Media—0.01%
20,400	John Fairfax Holdings Ltd.	60,699

Number of
Shares		Value ($)

Metals & Mining—0.61%
33,983	Alumina Ltd.	152,662
92,659	BHP Billiton Ltd.	1,170,407
20,300	BlueScope Steel Ltd.	121,699
30,414	Iluka Resources Ltd.	139,148
180,725	Newcrest Mining Ltd. (1)	2,096,747
11,784	Rio Tinto Ltd. (1)	382,539
48,059	WMC Resources Ltd.	297,902
		4,361,104

Oil & Gas—0.06%
20,546	Origin Energy Ltd.	112,630
23,600	Santos Ltd.	170,905
7,683	Woodside Petroleum Ltd.	141,266
		424,801

Pharmaceuticals—0.04%
8,149	CSL Ltd.	202,388
36,300	Mayne Group Ltd.	99,578
		301,966

Real Estate—0.15%
80,400	General Property Trust	233,477
15,600	Lend Lease Corp. Ltd.	145,817
32,200	Mirvac Group	105,802
38,100	Stockland	174,212
32,264	Westfield Group	411,209
		1,070,517

Transportation Infrastructure—0.02%
18,200	Patrick Corp. Ltd.	77,421
8,300	Transurban Group	48,167
		125,588
Total Australia Common Stocks		36,390,341

Austria—0.59%
Diversified Telecommunication Services—0.05%
16,882	Telekom Austria AG	325,475

Oil & Gas—0.54%
12,585	OMV AG	3,883,162
Total Austria Common Stocks		4,208,637

Belgium—1.82%
Banks—0.53%
2,721	Dexia	62,845
46,974	KBC Bancassurance Holding (1)	3,728,954
		3,791,799

Diversified Financials—0.89%
211,961	Fortis (1)	5,900,784
16,300	Fortis	454,506
		6,355,290

Electric Utilities—0.40%
6,084	Electrabel SA	2,836,756
Total Belgium Common Stocks		12,983,845

Brazil—0.53%
Oil & Gas—0.53%
103,260	Petroleo Brasileiro SA, ADR (1)	3,794,805

Denmark—0.08%
Banks—0.08%
19,600	Danske Bank AS (1)	576,006

Pharmaceuticals—0.00%
395	Novo-Nordisk AS	19,982
Total Denmark Common Stocks		595,988

Number of
Shares		Value ($)

Finland—0.94%
Communications Equipment—0.33%
147,707	Nokia Oyj	2,367,980

IT Consulting & Services—0.08%
19,147	Tietoenator Oyj	580,839

Machinery—0.09%
34,201	Metso Oyj (1)	621,324

Paper & Forest Products—0.44%
27,400	Stora Enso Oyj	364,654
138,200	UPM-Kymmene Oyj	2,772,206
		3,136,860
Total Finland Common Stocks		6,707,003

France—7.90%
Aerospace & Defense—0.10%
6,862	European Aeronautic Defense and Space Co.	195,949
13,225	Thales SA (1)	537,897
		733,846

Airlines—0.09%
39,292	Air France-KLM (1)	620,510

Auto Components—0.05%
5,400	Compagnie Generale des Etablissements Michelin (1)	328,117

Automobiles—0.31%
16,718	Peugeot SA (1)	993,592
14,712	Renault SA (1)	1,236,190
		2,229,782

Banks—1.55%
42,076	BNP Paribas SA (1)	2,781,363
46,812	Credit Agricole SA*(1)	1,215,900
70,498	Societe Generale (1)	7,050,884
		11,048,147

Beverages—0.10%
4,884	Pernod-Ricard (1)	742,239

Building Products—0.63%
78,957	Cie de Saint-Gobain (1)	4,469,603

Communications Equipment—0.03%
19,105	Alcatel SA*	206,259

Construction & Engineering—0.64%
30,244	Vinci SA (1)	4,558,485

Diversified Telecommunication Services—0.27%
65,412	France Telecom	1,920,917

Electrical Equipment—0.01%
1,420	Schneider Electric SA*	102,563

Food & Drug Retailing—0.14%
20,868	Carrefour SA	1,017,392

Food Products—0.04%
2,690	Groupe Danone	252,898

Household Durables—0.03%
8,526	Thomson	210,999

Insurance—0.15%
42,529	Axa (1)	1,051,766

IT Consulting & Services—0.07%
15,619	Cap Gemini SA*	488,159

Number of
Shares		Value ($)

Media—0.63%
51,344	Lagardere S.C.A.	3,724,944
9,410	Societe Television Francaise 1 (1)*	267,227
16,322	Vivendi Universal SA	486,461
		4,478,632

Metals & Mining—0.38%
134,676	Arcelor	2,734,734

Multi-Utilities—0.14%
37,100	Suez SA	1,016,716

Oil & Gas—1.36%
43,587	Total SA	9,703,714

Personal Products—0.12%
11,981	L’Oreal SA	862,866

Pharmaceuticals—0.51%
40,660	Sanofi-Synthelabo SA	3,611,937

Textiles & Apparel—0.55%
55,472	LVMH Moet Hennessy Louis Vuitton SA	3,932,627
Total France Common Stocks		56,322,908

Germany—5.96%
Airlines—0.01%
4,884	Deutsche Lufthansa AG*	63,251

Auto Components—0.45%
43,710	Continental AG	3,230,455

Automobiles—0.19%
9,984	Bayerische Motoren Werke (BMW) AG	424,294
23,592	DaimlerChrysler AG	929,045
		1,353,339

Banks—0.89%
139,482	Bayerische Hypo-und Vereinsbank AG*	3,312,389
36,250	Commerzbank AG	798,475
27,223	Deutsche Bank AG	2,231,410
		6,342,274

Chemicals—0.88%
18,294	BASF AG (1)	1,187,923
154,304	Bayer AG (1)	5,079,315
		6,267,238

Construction Materials—0.08%
10,459	HeidelbergCement AG (1)	607,449

Diversified Financials—0.03%
3,300	Deutsche Boerse AG*	250,368

Diversified Telecommunication Services—0.82%
312,437	Deutsche Telekom AG*(1)	5,857,515

Electric Utilities—0.37%
30,897	E.ON AG (1)	2,612,552

Electrical Equipment—0.28%
26,702	Siemens AG	1,963,627

Health Care Providers & Services—0.08%
7,346	Celesio AG (1)	583,947

Hotels, Restaurants & Leisure—0.07%
20,706	TUI AG*(1)	501,200

Insurance—0.24%
9,660	Allianz AG	1,160,048
5,241	Muenchener Rueckversicherungs AG	576,899
		1,736,947

Number of
Shares		Value ($)

Metals & Mining—0.07%
26,253	ThyssenKrupp AG	484,638

Multi-Utilities—1.28%
151,761	RWE AG (1)	9,101,522

Pharmaceuticals—0.06%
6,686	Schering AG (1)	442,744

Software—0.14%
6,146	SAP AG	969,781

Specialty Retail—0.02%
4,807	Douglas Holding AG	163,648
Total Germany Common Stocks		42,532,495

Greece—1.04%
Banks—0.58%
14,950	Alpha Bank A.E.	483,960
107,880	National Bank of Greece SA	3,624,712
		4,108,672

Building Products-Cement—0.40%
89,162	Titan Cement Co.	2,831,335

Diversified Telecommunication Services—0.00%
1,000	Hellenic Telecommunications Organization SA	18,754

Electric Utilities—0.03%
7,314	Public Power Corp.	197,082

Gaming—0.03%
8,466	OPAP SA	222,291
Total Greece Common Stocks		7,378,134

Hong Kong—1.92%
Airlines—0.01%
33,000	Cathay Pacific Airways Ltd.	62,774

Banks—0.06%
66,200	Bank of East Asia Ltd.	194,498
43,000	BOC Hong Kong Holdings Ltd. (1)	81,924
12,900	Hang Seng Bank Ltd.	176,604
		453,026

Diversified Financials—0.05%
31,000	Hong Kong Exchanges & Clearing Ltd.	75,522
30,000	Swire Pacific Ltd.	252,070
		327,592

Diversified Telecommunication Services—0.01%
106,000	PCCW Ltd.	62,878

Electric Utilities—0.57%
70,000	CLP Holdings Ltd.	398,405
803,000	Hong Kong Electric Holdings	3,674,873
		4,073,278

Electrical Equipment—0.01%
39,500	Johnson Electric Holdings Ltd.	35,394

Gas Utilities—0.01%
50,000	Hong Kong & China Gas	102,477

Hotels, Restaurants & Leisure—0.02%
48,000	Li & Fung Ltd.	92,202
44,000	Shangri-La Asia Ltd. (1)	67,199
		159,401

Industrial Conglomerates—0.09%
75,000	Hutchison Whampoa Ltd.	672,605

Media—0.01%
12,000	Television Broadcasts Ltd.	60,389

Number of
Shares		Value ($)

Real Estate—0.61%
48,500	Cheung Kong Holdings Ltd.	458,728
34,000	Hang Lung Properties Ltd.	52,346
45,000	Henderson Land Development	209,785
22,000	Hysan Development Co. Ltd.	45,500
42,000	Sun Hung Kai Properties Ltd.	403,394
955,000	Wharf Holdings Ltd. (1)	3,196,417
		4,366,170

Road & Rail—0.01%
25,500	MTR Corp.	40,749

Specialty Retail—0.45%
421,000	Esprit Holdings Ltd.	3,151,340
14,500	Yue Yuen Industrial Holdings	41,144
		3,192,484

Wireless Telecommunication Services—0.01%
91,500	SmarTone Telecommunications Holdings Ltd.	101,002
Total Hong Kong Common Stocks		13,710,219

India—0.28%
Diversified Financials—0.28%
109,165	ICICI Bank Ltd., ADR (1)	1,973,703

Indonesia—0.21%
Automobiles—0.21%
1,363,500	PT Astra International Tbk	1,510,300

Ireland—0.72%
Banks—0.62%
68,214	Allied Irish Banks PLC	1,390,051
249,676	Anglo Irish Bank Corp. PLC	2,879,083
10,400	Bank of Ireland	157,179
		4,426,313

Construction Materials—0.10%
28,451	CRH PLC	708,138
Total Ireland Common Stocks		5,134,451

Italy—3.80%
Automobiles—0.00%
2,100	Fiat SpA*	13,907

Banks—1.90%
1,835,714	Banca Intesa SpA	8,810,440
46,515	Banca Nazionale del Lavoro SpA*(1)	147,105
11,300	Banco Popolare di Verona e Novara	208,960
778,651	UniCredito Italiano SpA (1)	4,382,905
		13,549,410

Construction Materials—0.13%
63,656	Buzzi Unicem SpA	925,224

Diversified Telecommunication Services—0.69%
220,374	Telecom Italia SpA	749,847
1,481,311	Telecom Italia SpA (1)	4,188,947
		4,938,794

Electric Utilities—0.03%
17,920	Enel SpA*	170,609

Hotels, Restaurants & Leisure—0.31%
157,311	Autogrill SpA	2,221,258

Insurance—0.08%
19,318	Assicurazioni Generali SpA	596,427

Media—0.10%
44,461	Mediaset SpA	580,150
239,847	Seat Pagine Gialle SpA*	93,211
		673,361

Oil & Gas—0.41%
116,159	ENI SpA*(1)	2,926,624

Number of
Shares		Value ($)

Transportation Infrastructure—0.15%
40,765	Autostrade SpA*	1,079,914
Total Italy Common Stocks		27,095,528

Japan—18.83%
Air Freight & Couriers—0.06%
30,000	Yamato Transport Co. Ltd.	396,850

Auto Components—0.43%
128,800	Denso Corp.	3,042,898

Automobiles—1.58%
31,200	Honda Motor Co. Ltd.	1,502,490
88,400	Nissan Motor Co. Ltd.	872,710
5,700	Suzuki Motor Corp.	97,300
240,900	Toyota Motor Corp.	8,766,875
		11,239,375
Banks—1.19%
7,000	77 Bank Ltd.	47,538
20,000	Bank of Fukuoka Ltd.	121,314
40,000	Bank of Kyoto Ltd. (1)	337,396
356,000	Bank of Yokohama Ltd.	2,035,783
39,000	Chiba Bank Ltd.	240,494
22,000	Chugoku Bank Ltd.	256,232
40,000	Joyo Bank Ltd.	200,121
139	Mitsubishi Tokyo Financial Group, Inc.	1,206,834
110	Sumitomo Mitsui Financial Group, Inc.	710,820
390,000	Sumitomo Trust & Banking Co. Ltd.	2,440,643
3,000	Suruga Bank Ltd.	26,146
164	UFJ Holdings, Inc.*	863,691
		8,487,012

Beverages—0.11%
39,000	Asahi Breweries Ltd.	497,278
2,400	ITO EN Ltd.	117,824
21,000	Kirin Brewery Co. Ltd.	204,670
		819,772

Building Products—0.10%
20,000	Asahi Glass Co. Ltd.	221,689
12,000	Nippon Sheet Glass Co. Ltd.	49,065
14,000	PanaHome Corp.	79,980
13,000	Tostem Inax Holding Corp.	233,769
11,000	TOTO Ltd.	93,727
		678,230

Chemicals—1.15%
98,000	Asahi Kasei Corp.	473,443
18,000	Daicel Chemical Industries Ltd.	96,852
64,000	Dainippon Ink and Chemicals, Inc.	174,045
156,800	JSR Corp.	3,166,508
15,000	Kuraray Co. Ltd.	138,883
145,000	Mitsubishi Chemical Corp.	460,688
90,000	Mitsui Chemicals, Inc.	510,824
1,200	Shin-Etsu Chemical Co. Ltd.	44,376
1,005,000	Showa Denko K.K.	2,555,531
29,000	Sumitomo Chemical Co. Ltd.	148,428
5,000	Tokuyama Corp.	38,151
41,000	Ube Industries Ltd.	82,175
41,900	Zeon Corp. (1)	332,265
		8,222,169

Commercial Services & Supplies—0.05%
7,400	Benesse Corp.	240,182
2,300	Nichii Gakkan Co.	66,015
1,300	Secom Co. Ltd.	52,117
2,500	Toppan Forms Co., Ltd.	29,357
		387,671

Computers & Peripherals—0.48%
463,000	Fujitsu Ltd.	2,554,384
78,000	NEC Electronics Corp.	430,254
110,000	Toshiba Corp.	450,800
		3,435,438

Number of
Shares		Value ($)

Construction & Engineering—0.11%
10,000	COMSYS Holdings Corp.	86,053
4,000	JGC Corp.	41,029
20,700	Kurita Water Industries Ltd.	322,248
34,000	Nishimatsu Construction Co. Ltd. (1)	127,443
26,000	Obayashi Corp.	152,150
10,000	Taisei Corp.	35,107
		764,030

Diversified Financials—1.60%
910	ACOM Co. Ltd.	58,590
500	Aeon Credit Service Co. Ltd.	33,022
4,900	Aiful Corp.	366,048
2,450	Aiful Corp.*	178,645
96,000	Daiwa Securities Group, Inc.	607,908
2,100	Hitachi Capital Corp.	39,882
56,000	Hokuhoku Financial Group, Inc.	158,713
5,000	Mitsui Trust Holdings, Inc.	49,654
1,190	Mizuho Financial Group, Inc.	5,597,513
57,400	Nomura Holdings Co. Ltd.	729,646
25,600	Orix Corp.	3,488,866
1,950	Promise Co. Ltd.	126,316
		11,434,803

Diversified Telecommunication Services—0.15%
257	Nippon Telegraph & Telephone Corp. (NTT)	1,075,875

Electric Utilities—0.36%
4,800	Chubu Electric Power Co., Inc.	115,063
14,800	Kansai Electric Power Co., Inc.	297,647
31,300	Kyushu Electric Power Co., Inc.	672,733
11,600	Tohoku Electric Power Co., Inc.	223,920
52,600	Tokyo Electric Power Co., Inc.	1,262,289
		2,571,652

Electrical Equipment—0.58%
10,100	Fanuc Ltd.	597,511
200	Fujikura Ltd.	868
135,000	Mitsubishi Electric Corp.	715,378
4,500	Nitto Denko Corp.	245,750
243,700	Sumitomo Electric Industries Ltd.	2,548,111
		4,107,618

Electronic Equipment & Instruments—0.84%
32,000	Alps Electric Co. Ltd. (1)	502,505
2,200	Casio Computer Co. Ltd.	30,162
32,600	Citizen Watch Co. Ltd.	297,675
1,000	Hirose Electric Co. Ltd.	102,086
4,800	Hitachi Chemical Co. Ltd.	82,408
461,000	Hitachi Ltd.	2,708,064
3,300	Hoya Corp.	345,033
800	Keyence Corp.	177,062
10,300	Kyocera Corp.	753,012
2,600	Mabuchi Motor Co. Ltd.	156,186
24,000	Oki Electric Industry Co., Ltd.	89,766
1,800	Omron Corp.	39,220
5,200	Rohm Co. Ltd.	490,572
3,500	TDK Corp.	245,059
		6,018,810

Food & Drug Retailing—0.05%
1,900	FamilyMart Co. Ltd.	59,036
4,900	Seven-Eleven Japan Co. Ltd.	137,959
5,500	York-Benimaru Co. Ltd.	157,785
		354,780

Food Products—0.06%
25,000	Ajinomoto Co., Inc.	300,684
2,500	Katokichi Co., Ltd.	18,689
5,000	Katokichi Co., Ltd.*	36,696
1,500	Nissin Food Products Co. Ltd.	39,833
3,000	Yamazaki Baking Co. Ltd.	26,621
		422,523

Gas Utilities—0.07%
118,000	Tokyo Gas Co. Ltd. (1)	472,908

Number of
Shares		Value ($)

Health Care Equipment & Supplies—0.08%
2,000	Olympus Corp.	40,550
16,800	Terumo Corp.	500,015
		540,565

Health Care Providers & Services—0.06%
7,300	Kuraya Sanseido, Inc. (1)	91,342
12,100	Suzuken Co. Ltd.	329,834
		421,176
Hotels, Restaurants & Leisure—0.02%
8,600	Namco Ltd.	115,246

Household Durables—0.95%
16,000	Daiwa House Industry Co. Ltd.	179,632
269,000	Matsushita Electric Industrial Co. Ltd.	3,940,503
10,000	Matsushita Electric Works, Ltd.	84,254
5,000	Nintendo Co. Ltd.	570,416
16,000	Sanyo Electric Co. Ltd.	46,169
12,000	Sekisui House Ltd.	126,952
15,000	Sharp Corp.	234,596
35,600	Sony Corp.	1,312,643
27,000	Sumitomo Forestry Co. Ltd.	245,669
		6,740,834

Household Products—0.05%
14,000	Kao Corp.	321,846
600	Uni-Charm Corp.	26,829
		348,675

Insurance—0.64%
235	Millea Holdings, Inc.	3,200,930
57,000	Mitsui Sumitomo Insurance Co. Ltd.	518,771
53,000	NIPPONKOA Insurance Co. Ltd.	356,406
53,000	Sompo Japan Insurance, Inc.	514,734
		4,590,841

Internet Software & Services—0.02%
3,100	Softbank Corp.	124,820

IT Consulting & Services—0.04%
3,000	CSK Corp.	114,850
3,900	Itochu Techno-Science Corp.	125,436
8	NET One Systems Co. Ltd.	20,299
		260,585

Leisure Equipment & Products—0.07%
3,100	Fuji Photo Film Co. Ltd.	102,638
40,000	Konica Minolta Holdings, Inc.	386,137
300	Sega Sammy Holdings, Inc.	17,520
		506,295

Machinery—0.58%
16,300	Daikin Industries Ltd.	407,028
106,000	Kubota Corp.	548,056
58,000	Minebea Co. Ltd.	230,745
1,300	SMC Corp.	137,062
148,500	THK Co. Ltd. (1)	2,783,723
		4,106,614

Marine—0.20%
27,000	Mitsubishi Logistics Corp.	279,970
90,000	Mitsui OSK Lines Ltd. (1)	568,647
98,000	Nippon Yusen Kabushiki Kaisha	579,833
		1,428,450

Media—0.02%
700	Nippon Television Network Corp.	109,337

Metals & Mining—0.26%
6,000	Dowa Mining Co. Ltd.	39,484
19,000	Hitachi Metals Ltd.	132,550
21,600	JFE Holdings, Inc.	599,066
54,000	Kobe Steel Ltd.	97,624
50,000	Mitsui Mining & Smelting Co. Ltd.	215,130
241,000	Nippon Steel Corp.	610,959
32,000	Nisshin Steel Co. Ltd.	82,470
6,800	Tokyo Steel Manufacturing Co. Ltd.	99,322
		1,876,605

Number of
Shares		Value ($)

Multi-Line Retail—0.54%
154,400	Aeon Co. Ltd.	2,398,727
22,000	Daimaru, Inc.	192,363
58,000	Hankyu Department Stores	411,020
11,700	Isetan Co. Ltd.	140,446
1,800	Ito-Yokado Co. Ltd.	61,778
16,900	Marui Co. Ltd.	217,285
1,000	Ryohin Keikaku Co. Ltd.	50,514
41,000	Takashimaya Co. Ltd.	365,701
4,000	UNY Co. Ltd.	46,473
		3,884,307

Office Electronics—1.34%
177,600	Canon, Inc.	9,257,178
20,000	Ricoh Co. Ltd.	319,384
		9,576,562

Oil & Gas—0.13%
77,500	Nippon Mining Holdings, Inc.	467,450
70,000	Nippon Oil Corp.	492,416
		959,866

Paper & Forest Products—0.03%
46,000	OJI Paper Co. Ltd.	245,520

Personal Products—0.02%
7,000	Aderans Co. Ltd.	167,063

Pharmaceuticals—2.05%
18,500	Chugai Pharmaceutical Co. Ltd.	288,898
27,000	Dainippon Pharmaceutical Co. Ltd.	264,505
61,600	Eisai Co. Ltd.	2,051,491
30,200	Sankyo Co. Ltd.	629,228
223,700	Takeda Chemical Industries Ltd.	10,895,194
13,249	Yamanouchi Pharmaceutical Co. Ltd.	481,267
		14,610,583

Real Estate—0.09%
41,000	Mitsubishi Estate Co. Ltd.	440,308
17,000	Mitsui Fudosan Co. Ltd.	189,740
4,000	Sumitomo Realty & Development Co. Ltd.	45,646
		675,694

Road & Rail—0.79%
54	Central Japan Railway Co.	444,366
131	East Japan Railway Co.	682,027
459,000	Tokyu Corp.	2,223,996
609	West Japan Railway Co.	2,258,599
		5,608,988

Semiconductor Equipment & Products—0.08%
1,800	Advantest. Corp.	126,947
900	NEC Electronics Corp.	40,658
12,000	Seiko Epson Corp.	416,688
		584,293

Software—0.05%
12,800	Capcom Co. Ltd. (1)	134,005
4,500	Fuji Soft ABC, Inc.	132,698
3,000	Trend Micro, Inc.	110,225
		376,928

Specialty Retail—0.05%
2,900	Autobacs Seven Co. Ltd. (1)	94,364
2,200	Fast Retailing Co. Ltd.	130,264
1,900	Shimamura Co. Ltd.	157,457
		382,085

Textiles & Apparel—0.23%
127,000	Onward Kashiyama Co. Ltd.	1,632,529

Number of
Shares		Value ($)

Tobacco—0.06%
36	Japan Tobacco, Inc.	463,391

Trading Companies & Distributors—0.67%
123,000	Itochu Corp.	608,020
16,600	Mitsubishi Corp.	227,301
371,700	Mitsui & Co. Ltd. (1)	3,534,853
50,000	Sumitomo Corp.	423,167
		4,793,341

Wireless Telecommunication Services—0.74%
869	KDDI Corp.	4,019,366
799	NTT DoCoMo, Inc.	1,234,889
		5,254,255
Total Japan Common Stocks		134,317,862

Malaysia—0.36%
Diversified Financials—0.36%
1,427,700	Public Bank Berhad	2,595,625

Netherlands—5.25%
Air Freight & Couriers—0.31%
82,508	TPG N.V.	2,251,244

Banks—0.28%
81,663	ABN AMRO Holdings N.V. (1)	2,005,066

Chemicals—0.26%
23,492	Akzo Nobel N.V.	967,662
12,928	DSM N.V.	871,130
		1,838,792

Commercial Services & Supplies—0.06%
44,661	Buhrmann N.V. (1)	399,405

Diversified Financials—1.13%
293,411	ING Groep N.V. (1)	8,070,523

Diversified Telecommunication Services—0.16%
135,455	Koninklijke (Royal) KPN N.V. (1)	1,134,177

Food Products—0.23%
39,012	Koninklijke Wessanen N.V.	539,001
17,501	Unilever N.V.	1,131,420
		1,670,421

Household Durables—0.65%
184,578	Koninklijke (Royal) Philips Electronics N.V.	4,618,742

Insurance—0.05%
26,236	Aegon N.V.	330,180

Marine—0.04%
6,338	Koninklijke (Royal) P&O Nedlloyd NV	310,369

Media—0.63%
310,011	Reed Elsevier N.V. (1)	4,476,302

Oil & Gas—1.29%
157,410	Royal Dutch Petroleum Co.	9,209,899

Semiconductor Equipment & Products—0.06%
32,576	STMicroelectronics N.V.	463,521

Trading Companies & Distributors—0.10%
308,882	Hagemeyer N.V.*(1)	700,637
Total Netherlands Common Stocks		37,479,278

New Zealand—0.66%
Construction Materials—0.01%
22,700	Fletcher Building Ltd.	103,160

Diversified Telecommunication Services—0.65%
1,038,799	Telecom Corp. of New Zealand Ltd.	4,616,345
Total New Zealand Common Stocks		4,719,505

Number of
Shares		Value ($)

Norway—0.17%
Oil & Gas—0.17%
68,767	Statoil ASA (1)	1,214,618

Portugal—0.31%
Diversified Telecommunication Services—0.08%
52,079	Portugal Telecom SGPS SA	573,545

Electric Utilities—0.11%
296,969	Electricidade de Portugal SA*	805,754

Transportation Infrastructure—0.12%
100,936	Brisa-Auto Estrada de Portugal SA	808,231
Total Portugal Common Stocks		2,187,530

Singapore—0.94%
Aerospace & Defense—0.01%
48,000	Singapore Technologies Engineering Ltd.	72,983

Airlines—0.02%
22,000	Singapore Airlines Ltd.	151,003

Banks—0.75%
43,000	DBS Group Holdings Ltd.	376,941
559,000	Overseas-Chinese Banking Corp.	4,598,151
41,000	United Overseas Bank Ltd.	359,609
		5,334,701

Beverages—0.01%
4,000	Fraser and Neave Ltd.	38,029

Computers & Peripherals—0.00%
2,100	Creative Technology Ltd.	18,165

Diversified Financials—0.01%
9,000	Keppel Corp. Ltd.	59,027

Diversified Telecommunication Services—0.05%
235,860	Singapore Telecommunications Ltd. (1)	370,017

Electronic Equipment & Instruments—0.01%
11,000	Venture Corp. Ltd.	93,983

Industrial Conglomerates—0.01%
57,000	SembCorp Industries Ltd.	68,897

Media—0.02%
46,750	Singapore Press Holdings Ltd.	124,850

Real Estate—0.05%
28,000	Allgreen Properties Ltd.	20,379
77,000	CapitaLand Ltd. (1)	120,393
23,000	City Developments Ltd.	97,346
58,000	Keppel Land Ltd.	89,677
		327,795

Semiconductor Equipment & Products—0.00%
27,000	STATS ChipPAC Ltd.*	16,462
Total Singapore Common Stocks		6,675,912

South Africa—0.47%
Oil & Gas—0.47%
143,334	Sasol Ltd.	3,359,929

South Korea—0.39%
Metals & Mining—0.39%
60,400	POSCO ADR	2,750,012

Spain—5.27%
Banks—1.65%
330,731	Banco Bilbao Vizcaya Argentaria SA	5,139,540
562,982	Banco Santander Central Hispano SA	6,594,441
		11,733,981

Number of
Shares		Value ($)

Construction & Engineering—0.16%
45,969	ACS Actividades de Contruccion y Servicios SA	1,124,828

Diversified Telecommunication Services—1.50%
627,007	Telefonica SA (1)	10,696,134

Electric Utilities—1.41%
384,776	Iberdrola SA	10,065,087

IT Consulting & Services—0.02%
9,600	Indra Sistemas SA*	166,664

Metals & Mining—0.03%
15,460	Acerinox SA	231,066

Oil & Gas—0.24%
66,407	Repsol YPF SA	1,693,217

Specialty Retail—0.17%
41,743	Inditex SA*	1,242,487

Tobacco—0.09%
15,398	Altadis SA	655,548
Total Spain Common Stocks		37,609,012

Sweden—2.77%
Automobiles—0.03%
5,775	Volvo AB, B Shares	234,821

Banks—0.56%
343,850	Nordea Bank AB	3,272,955
32,162	Svenska Handelsbanken, Series A (1)	725,008
		3,997,963

Communications Equipment—0.84%
2,017,837	Telefonaktiebolaget LM Ericsson*	5,997,968

Household Durables—0.03%
10,930	Electrolux AB, Series B	221,449

Machinery—1.11%
12,519	Atlas Copco AB (1)	570,466
64,908	Sandvik AB (1)	2,549,768
113,577	SKF AB, Series B*(1)	4,799,504
		7,919,738

Media—0.08%
50,533	Eniro AB	575,877

Paper & Forest Products—0.04%
7,911	Svenska Cellulosa AB	276,046

Specialty Retail—0.08%
15,180	Hennes & Mauritz AB (1)	525,113
Total Sweden Common Stocks		19,748,975

Switzerland—4.62%
Banks—1.16%
195,936	Credit Suisse Group (1)*	8,281,892

Chemicals—0.17%
9,410	Ciba Specialty Chemicals AG	591,543
5,969	Syngenta AG*	619,976
		1,211,519

Construction Materials—0.02%
2,809	Holcim Ltd.	171,442

Electrical Equipment—0.01%
12,600	ABB Ltd.*	78,569

Food Products—0.54%
14,641	Nestle SA (1)	3,860,568

Number of
Shares		Value ($)

Insurance—0.09%
9,323	Swiss Reinsurance*	620,734

Insurance-Multiline—1.48%
87,909	Baloise Holding AG*	4,514,651
35,467	Zurich Financial Services AG*	6,015,352
		10,530,003

Medical Products—0.05%
3,030	Synthes, Inc.	345,022

Pharmaceuticals—0.91%
73,582	Novartis AG	3,595,487
800	Roche Holdings AG	112,827
22,863	Roche Holding Genussehein AG	2,777,341
		6,485,655

Specialty Retail—0.19%
44,764	Compagnie Financiere Richemont AG	1,339,117
Total Switzerland Common Stocks		32,924,521

Taiwan—0.26%
Semiconductor Equipment & Products—0.26%
2,365,000	Vanguard International Semiconductor Corp.*	1,826,220

Thailand—0.23%
Banks—0.23%
611,700	Bangkok Bank PCL Public Co. (1)	1,663,916

United Kingdom—25.33%
Aerospace & Defense—0.14%
178,059	BAE Systems PLC	870,671
5,687	Cobham PLC	140,775
		1,011,446

Airline—0.02%
38,093	British Airways PLC*	174,091

Auto Components—0.36%
576,427	GKN PLC	2,544,659

Banks—5.22%
241,548	Barclays PLC	2,491,380
447,512	HBOS PLC	6,623,092
783,990	HSBC Holdings PLC	12,549,632
786,726	Lloyds TSB Group PLC	6,765,823
291,056	Royal Bank of Scotland Group PLC	8,793,933
		37,223,860

Beverages—0.25%
72,372	Diageo PLC	1,072,940
49,891	SABMiller PLC	740,751
		1,813,691

Chemicals—0.45%
156,118	BOC Group PLC	2,897,066
64,604	Imperial Chemical Industries PLC	312,259
		3,209,325

Commercial Services & Supplies—0.58%
601,568	Brambles Industries PLC	3,360,742
45,571	Bunzl PLC	445,352
57,103	Group 4 Securicor PLC*	143,818
51,799	Rentokil Initial PLC	155,659
		4,105,571

Communications Equipment—0.13%
188,119	Marconi Corp. PLC*	940,482

Construction Materials—0.56%
54,611	BPB PLC	476,126
382,402	Hanson PLC	3,536,754
		4,012,880

Number of
Shares		Value ($)

Diversified Financials—0.11%
24,313	3i Group PLC	297,477
22,318	Man Group PLC	520,409
		817,886

Diversified Telecommunication Services—0.12%
225,814	BT Group PLC	864,102

Electric Utilities—0.41%
103,390	International Power PLC*	360,691
124,931	National Grid Transco PLC	1,231,062
36,412	Scottish & Southern Energy PLC	654,367
83,687	Scottish Power PLC	678,108
		2,924,228

Food & Drug Retailing—0.95%
426,235	Boots Group PLC	4,906,557
314,167	Tesco PLC	1,856,718
		6,763,275

Food Products—0.73%
83,798	Cadbury Schweppes PLC	843,792
457,429	Unilever PLC	4,359,991
		5,203,783

Gas Utilities—0.05%
90,649	Centrica PLC	385,083

Health Care Providers & Services—0.03%
13,542	Alliance Unichem PLC	206,777

Hotels, Restaurants & Leisure—0.84%
2,542	Carnival PLC	131,410
31,631	Compass Group PLC	141,713
24,417	Enterprise Inns PLC	340,495
56,866	Hilton Group PLC	297,565
160,557	Intercontinental Hotels Group PLC	1,910,481
328,533	Mitchells & Butlers PLC	1,883,311
22,445	Punch Taverns PLC	271,750
63,320	Rank Group PLC	314,668
14,536	Whitbread PLC	236,674
45,863	William Hill PLC	472,899
		6,000,966

Household Products—0.15%
31,903	Reckitt Benckiser PLC	1,037,303

Industrial Conglomerates—0.08%
7,513	Intertek Group PLC	109,250
2,242	Smiths Group PLC	36,813
91,561	Tomkins PLC	431,136
		577,199

Insurance—1.16%
284,041	Aviva PLC	3,210,521
259,628	Legal & General Group PLC	519,678
495,746	Prudential PLC	4,476,954
65,812	Royal & Sun Alliance Insurance Group	95,344
		8,302,497

Internet & Catalog Retail—0.12%
53,341	Gus PLC	851,322

IT Consulting & Services—0.02%
42,308	LogicaCMG PLC	132,911

Marine—0.06%
88,437	Peninsular and Oriental Steam Navigation Co.	454,543

Media—0.41%
57,793	British Sky Broadcasting Group PLC	598,997
29,567	Emap PLC	450,596
210,344	ITV PLC	487,656
6,700	Pearson PLC	81,560
29,728	Reed Elsevier PLC	291,143
79,301	Reuters Group	584,803

Number of
Shares		Value ($)

18,655	United Business Media PLC	177,209
20,668	WPP Group PLC	225,251
		2,897,215

Metals & Mining—1.65%
59,476	Anglo American PLC	1,327,328
261,565	BHP Billiton PLC	3,192,537
134,292	Corus Group PLC*	112,145
167,231	Rio Tinto PLC	5,050,547
275,538	Vedanta Resources PLC	2,076,386
		11,758,943

Multi-Line Retail—0.10%
33,718	Marks & Spencer Group PLC	217,966
18,081	Next PLC	513,031
		730,997

Oil & Gas—4.89%
813,096	BG Group PLC	6,294,034
1,900,511	BP PLC	19,386,375
1,022,013	Shell Transportation & Trading Co. PLC	9,165,510
		34,845,919

Pharmaceuticals—3.14%
63,066	Astra Zeneca PLC	2,769,217
777,463	GlaxoSmithKline PLC	19,596,762
		22,365,979

Real Estate—0.08%
1,913	Berkeley Group Holdings PLC	28,206
10,314	British Land Co. PLC	161,683
12,078	Hammerson PLC	196,955
19,137	Slough Estates PLC	175,860
		562,704

Software—0.04%
74,419	Sage Group PLC	279,009

Specialty Retail—0.14%
108,538	Dixons Group PLC	296,010
63,758	Kingfisher PLC	300,930
11,703	Travis Perkins PLC	364,185
		961,125

Tobacco—0.20%
47,517	British America Tobacco PLC	890,624
17,891	Imperial Tobacco Group PLC	512,606
		1,403,230

Trading Companies & Distributors—0.10%
36,530	Wolseley PLC	735,737

Transportation Infrastructure—0.02%
3,859	BAA PLC	42,815
19,175	BBA Group PLC	101,931
		144,746

Wireless Telecommunication Services—2.02%
5,524,102	Vodafone Group PLC	14,439,222
Total United Kingdom Common Stocks		180,682,706
Total Common Stocks (cost—$616,688,257)		690,093,978
Preferred Stocks—0.50%
Germany—0.50%
Automobiles—0.38%
4,185	Porsche AG	2,717,297

Household Products—0.08%
6,057	Henkel KGaA (1)	524,521

Media—0.04%
17,642	ProSieben SAT.1 Media AG	303,997
Total Preferred Stocks (cost—$3,709,879)		3,545,815

Number of
Shares		Value ($)

Investment Company—0.02%
Australia—0.02%
Real Estate—0.02%
58,300	Macquarie Infrastructure Group (cost—$132,603)	166,181

Number of
Warrants
Warrant—0.00%
Singapore—0.00%
Real Estate—0.00%
2,300	City Developments Ltd., strike price $2.50, expires 05/10/06* (cost—$0)	6,107

Principal
Amount		Maturity	Interest
(000) ($)		Date	Rate (%)
Short-Term U.S. Government Obligation@—0.07%
480	U.S. Treasury Bill‡ (cost—$477,316)	07/14/05	2.720	477,316

Principal
Amount		Maturity	Interest
(000) ($)		Date	Rates (%)	Value ($)
Repurchase Agreement—2.36%
16,873	Repurchase Agreement dated 04/29/05 with State Street Bank & Trust Co., collateralized by $514,446 U.S. Treasury Bonds, 8.125% to 9.250% due 02/15/16 to 08/15/19 and $16,226,402 U.S. Treasury Notes, 3.750% to 6.500% due 08/15/05 to 08/15/13 (value-$17,211,071); proceeds: $16,876,586 (cost—$16,873,000)	05/02/05	2.550	16,873,000

Number of
Shares
(000)
Investments of Cash Collateral from Securities Loaned—16.28%
Money Market Funds†—16.28%
1	AIM Liquid Assets Portfolio		2.840	893
9	AIM Prime Portfolio		2.839	8,817
37,965	Barclays Prime Money Market Fund		2.846	37,964,861
109	BlackRock Provident Institutional TempFund		2.710	108,665
30	Dreyfus Institutional Cash Advantage Fund		2.738	29,732
10,075	Scudder Money Market Series		2.820	10,075,189
67,955	UBS Private Money Market Fund LLC**		2.811	67,954,608
Total Money Market Funds (cost—$116,142,765)				116,142,765
Total Investments (cost—$754,023,820)(2)(3)(4)—115.98%				827,305,162
Liabilities in excess of other assets—(15.98)%				(113,998,088)
Net Assets—100.00%				713,307,074

*                                         Non-income producing security.

(1)                                  Security, or portion thereof, was on loan at April 30, 2005.

(2)                                  Includes $110,263,469 of investments in securities on loan, at value.

(3)                                  Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2005 were $87,146,513 and $13,865,171, respectively, resulting in net unrealized appreciation of investments of $73,281,342.

(4)                                  The Portfolio calculates its net asset value based on the current market value for its portfolio securities.  The Portfolio normally obtains market values for its securities from independent pricing sources.  Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities.  Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc.  (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price.  Other OTC securities are valued at the last bid price available prior to valuation.  Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc.  (“UBS Global AM”), the investment manager, administrator and principal underwriter of the Portfolio, or by the relevant Portfolio investment sub-advisor, where applicable.  UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, and internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.  If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”).  The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.  All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.  Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”).  Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio’s net asset value.  If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

†                                          Interest rates shown reflect yield at April 30, 2005.

‡                                          Entire or partial amount pledged as collateral for futures transactions.

@                                    Interest rate shown is discount rate at date of purchase.

ADR                     American Depositary Receipt

**                                  The table below details the Portfolio’s transaction in affiliated issuers for nine month ended April 30, 2005.

Security Description	Value at 07/31/04 ($)	Purchases During the Nine Months Ended 04/30/05 ($)	Sales During the Nine Months Ended 04/30/05 ($)	Value at 04/30/05 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/05 ($)
UBS Private Money Market Fund LLC	29,689,204	420,249,786	381,984,382	67,954,608	69,984

					Unrealized
Number of			In	Expiration	Appreciation
Contracts	Currency	Contracts to Receive	Exchange For ($)	Dates	(Depreciation) ($)
Futures Contracts
62	EUR	Dow Jones Euro STOXX 50 Futures	1,854,095	June 2005	(66,013)
25	JPY	Topix Index Futures	297,492,500	June 2005	(159,582)
8	HKD	Hang Seng Stock Index Futures	5,486,920	May 2005	652
35	AUD	SPI 200 Index Futures	3,669,285	June 2005	(141,059)
					(366,002)

Forward Foreign Currency Contracts

	Contract to	In		Maturity	Unrealized
	Deliver	Exchange For		Date	Depreciations ($)
Pound Sterling	10,841,500	USD	20,580,745	07/29/05	(64,182)

Currency Type Abbreviations:

AUD	Australian Dollar
EUR	Euro Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollars

For information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to the shareholders dated January 31, 2005.

UBS PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

SCHEDULE OF INVESTMENTS – April 30, 2005 (unaudited)

Number of Shares		Value ($)

Common Stocks—88.75%
Argentina—0.80%
Energy Equipment & Services—0.80%
28,183	Tenaris SA, ADR	1,610,657

Bermuda—0.71%
Media—0.71%
31,000	Central European Media Enterprises Ltd., Class A*	1,426,000

Brazil—5.12%
Banks—0.95%
15,800	Banco Itau Holding Financiera SA, ADR (1)	1,351,690
17,000	Unibanco - Uniao de Bancos Brasileiros SA, GDR (1)	564,230
		1,915,920

Food & Drug Retailing—0.33%
33,300	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (1)	669,330

Insurance—0.40%
90,700	Porto Seguro SA*	797,680

Metals & Mining—0.81%
43,200	Companhia Siderurgica Nacional SA	937,844
29,900	Companhia Vale do Rio Doce (CVRD), ADR (1)	693,680
		1,631,524

Oil & Gas—0.69%
32,822	Petroleo Brasileiro SA - Petrobras (1)	1,376,226

Paper & Forest Products—0.85%
155,450	Votorantim Celulose e Papel SA, ADR (1)	1,708,396

Transportation Infrastructure—0.34%
32,900	Companhia de Concessoes Rodoviarias (CCR)	686,145

Water Utilities—0.75%
5,930,000	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	306,849
91,400	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ADR (1)	1,188,200
		1,495,049
Total Brazil Common Stocks		10,280,270

Cayman Island—0.41%
Diversified Telecommunication Services—0.41%
862,000	Hutchison Telecommunications International Ltd.*	819,383

Chile—0.91%
Banks—0.56%
35,700	Banco Santander Chile SA, ADR (1)	1,120,266

Diversified Financials—0.35%
430,457	Administradora de Fondos de Pensiones Provida SA	715,645

Total Chile Common Stocks		1,835,911

China—6.08%
Building Products—0.41%
7,046,000	Asia Aluminum Holdings Ltd.	817,045

Diversified Telecommunication Services—1.61%
9,524,000	China Telecom Corp. Ltd. (1)	3,242,128

Insurance—0.50%
1,531,000	China Life Insurance Co. Ltd. (1)*	1,006,238

Machinery (Diversified)—0.49%
4,530,000	Shanghai Electric Group Co. Ltd.*	976,218

Metals & Mining—0.93%
1,622,000	Jiangxi Copper Co. Ltd.*	786,596
780,000	Yanzhou Coal Mining Co. Ltd. (1)	1,073,362
		1,859,958

Number of Shares		Value ($)

Road & Rail—0.39%
2,280,000	Guangshen Railway Co. Ltd.	788,039

Textiles & Apparel—0.80%
1,404,000	Fountain Set (Holdings) Ltd. (1)	840,452
908,000	Texwinca Holdings Ltd.	758,305
		1,598,757

Transportation Infrastructure—0.95%
254,000	China Merchants Holdings International Co. Ltd.	497,195
2,030,000	Zhejiang Expressway Co. Ltd. (1)	1,414,259
		1,911,454
Total China Common Stocks		12,199,837

Croatia—0.54%
Pharmaceuticals—0.54%
99,308	Pliva d.d., GDR	1,082,457

Czech Republic—0.31%
Tobacco—0.31%
912	Philip Morris CR A.S.	614,708

Egypt—1.20%
Wireless Telecommunication Services—1.20%
74,840	Egyptian Co. for Mobile Services (MobiNil)	2,416,434

Estonia—0.50%
Diversified Telecommunication Services—0.50%
96,076	AS Eesti Telekom	1,002,157

Hong Kong—1.02%
Semiconductor Equipment & Products—1.02%
6,208,000	Solomon Systech International Ltd.	2,039,865

Hungary—1.95%
Banks—0.36%
11,671	OTP Bank Rt.*	360,421
5,800	OTP Bank Rt., ADR (1)(2)	356,120
		716,541

Diversified Telecommunication Services—0.61%
278,038	Magyar Tavkozlesi Rt. (Matav)*	1,228,351

Oil & Gas—0.69%
16,702	MOL Magyar Olaj-es Gazipari Rt.	1,377,790

Pharmaceuticals—0.29%
3,177	Gedeon Richter Ltd.	387,077
1,614	Gedeon Richter Ltd., ADR (2)	196,101
		583,178
Total Hungary Common Stocks		3,905,860

India—2.98%
Banks—0.08%
21,251	Punjab National Bank Ltd.	169,441

Construction & Engineering—0.49%
11,600	Larsen & Toubro Ltd.	256,784
32,100	Larsen & Toubro Ltd., GDR*	722,250
		979,034

Diversified Financials—0.64%
15,000	ICICI Bank Ltd.	124,298
34,750	ICICI Bank Ltd., ADR (1)	628,280
107,400	UTI Bank Ltd., GDR	537,000
		1,289,578

Gas Utilities—0.60%
42,800	Gail India Ltd., GDR	1,214,664

Metals & Mining—0.43%
113,993	Vedanta Resources PLC	859,023

Pharmaceuticals—0.30%
28,362	Ranbaxy Laboratories Ltd., GDR	597,020

Number of Shares		Value ($)

Tobacco—0.44%
27,100	ITC Ltd., GDR (1)	876,143

Total India Common Stocks		5,984,903

Indonesia—1.73%
Diversified Telecommunication Services—0.45%
1,998,000	PT Telekomunikasi Indonesia, Series B	895,106

Metals & Mining—0.47%
11,909,500	PT Bumi Resources TBK	949,259

Tobacco—0.81%
1,493,000	PT Hanjaya Mandala Sampoerna TBK	1,629,667

Total Indonesia Common Stocks		3,474,032

Israel—2.14%
Banks—0.95%
555,417	Bank Hapoalim Ltd.	1,909,570

Chemicals—0.27%
186,130	Israel Chemicals Ltd.	547,297

Electronic Equipment & Instruments—0.44%
43,000	Orbotech Ltd.*	874,190

Software—0.48%
41,300	Retalix Ltd. (1)*	970,137

Total Israel Common Stocks		4,301,194

Malaysia—6.23%
Banks—1.86%
661,000	CIMB Berhad	863,492
1,077,200	Hong Leong Bank Berhad	1,447,853
798,000	Pos Malaysia & Services Holdings Berhad	597,083
459,600	Public Bank Berhad	823,091
		3,731,519

Diversified Telecommunication Services—0.52%
407,200	Telekom Malaysia Berhad	1,036,449

Gaming—0.69%
412,700	Tanjong Public Co. Ltd.	1,381,111

Marine—1.27%
547,200	Malaysia International Shipping Co. Berhad	2,548,234

Real Estate—0.44%
846,300	SP Setia Berhad	892,471

Transportation Infrastructure—0.83%
2,105,100	PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	1,658,762

Wireless Telecommunication Services—0.62%
488,800	Maxis Communications Berhad	1,242,880

Total Malaysia Common Stocks		12,491,426

Mexico—6.52%
Banks—0.73%
226,162	Grupo Financiero Banorte SA de C.V., Series O (1)	1,456,215

Beverages—0.48%
519,700	Grupo Continential SA (1)	960,290

Construction Materials—0.79%
44,219	Cemex SA de C.V., ADR (1)	1,591,884

Diversified Telecommunication Services—0.95%
56,300	Telefonos de Mexico SA de C.V., ADR (1)	1,908,570

Household Products—0.75%
527,900	Kimberly-Clark de Mexico SA de C.V., Series A (1)	1,499,581

Industrial Conglomerates—0.38%
146,132	Grupo Carso SA de C.V., Series A1 (1)	757,741

Metals & Mining—0.72%
205,300	Hylsamex SA de C.V., Class L*	679,458
384,400	Industrias CH SA, Series B*	768,869
		1,448,327

Number of Shares		Value ($)

Multi-Line Retail—0.47%
257,400	Wal-Mart de Mexico SA de C.V., Series V	951,468

Real Estate—0.38%
157,400	Urbi, Desarrollos Urbanos SA de C.V.*	766,489

Transportation Infrastructure—0.26%
17,600	Grupo Aeroportuario del Sureste SA de C.V., ADR (1)	520,256

Wireless Telecommunication Services—0.61%
24,796	America Movil SA de C.V., ADR, Series L	1,231,121

Total Mexico Common Stocks		13,091,942

Morocco—0.48%
Diversified Telecommunication Services—0.48%
97,789	Maroc Telecom	953,069

Netherlands—0.61%
Beverages—0.61%
39,000	Efes Breweries International, GDR (1)*	1,228,500

Panama—0.68%
Banks—0.68%
71,800	Banco Latinoamericano de Exportaciones SA, Class E	1,356,302

Philippines—0.29%
Diversified Financials—0.29%
124,050	SM Investments Corp.*	572,609

Poland—0.83%
Banks—0.69%
35,145	Bank Pekao SA	1,389,581

Real Estate—0.14%
8,000	Globe Trade Centre SA*	267,092

Total Poland Common Stocks		1,656,673

Russia—2.89%
Industrial Conglomerates—0.40%
14,700	Mining & Metallurgical Co. Norilsk Nickel, ADR (1)	815,850

Oil & Gas—1.37%
5,453	LUKOIL, ADR	738,931
57,500	Surgutneftegaz, ADR (1)	2,009,625
		2,748,556

Wireless Telecommunication Services—1.12%
33,100	AO VimpelCom, ADR*	1,083,032
34,500	Mobile TeleSystems, ADR	1,159,200
		2,242,232

Total Russia Common Stocks		5,806,638

South Africa—10.58%
Banks—2.04%
210,621	ABSA Group Ltd.	2,694,342
524,373	African Bank Investments Ltd.	1,403,013
		4,097,355

Containers & Packaging—0.64%
504,682	Nampak Ltd.	1,288,450

Diversified Financials—0.90%
987,268	Alexander Forbes Ltd.	1,805,823

Food Products—0.34%
43,891	Tiger Brands Ltd.	689,537

Health Care Providers & Services—0.60%
328,282	Aspen Pharmacare Holdings Ltd.	1,199,619

Number of Shares		Value ($)

Household Durables—1.69%
251,881	Lewis Group Ltd.	1,467,636
900,149	Steinhoff International Holdings Ltd.	1,912,044
		3,379,680

Industrial Conglomerates—1.06%
59,900	Barloworld Ltd.	906,966
81,292	Remgro Ltd.	1,225,023
		2,131,989

Metals & Mining—1.12%
20,700	AngloGold Ashanti Ltd.	661,436
19,164	Impala Platinum Holdings Ltd.	1,592,685
		2,254,121

Oil & Gas—1.55%
132,500	Sasol Ltd.	3,105,966

Wireless Telecommunication Services—0.64%
180,545	MTN Group Ltd.	1,281,712

Total South Africa Common Stocks		21,234,252

South Korea—15.22%
Automobiles—1.08%
22,050	Hyundai Motor Co.	1,202,993
77,670	Kia Motors Corp.	970,481
		2,173,474

Banks—1.34%
28,670	Hana Bank	724,342
18,528	Kookmin Bank	785,882
127,350	Woori Finance Holdings Co. Ltd.	1,169,092
		2,679,316

Construction & Engineering—0.82%
20,610	GS Engineering & Construction Corp.	619,615
51,600	Hyundai Development Co.	1,027,250
		1,646,865

Diversified Financials—0.95%
77,900	Korea Investment Holdings Co. Ltd.	1,114,764
28,000	LG Card Co. Ltd.*	785,908
		1,900,672

Diversified Telecommunication Services—0.93%
92,500	KT Corp., ADR (1)	1,867,575

Electric Utilities—1.06%
73,260	Korea Electric Power Corp. (KEPCO)	2,128,043

Electrical Equipment—0.37%
37,820	KH Vatec Co. Ltd.	751,991

Electronic Equipment & Instruments—0.64%
13,100	Samsung SDI Co. Ltd.	1,288,314

Gas Utilities—0.91%
65,360	Korea Gas Corp.	1,827,325

Household Durables—0.38%
11,200	LG Electronics, Inc.	752,506

Industrial Conglomerates—1.23%
65,560	GS Holdings Corp.	1,565,783
37,300	Seoul Semiconductor Co. Ltd.	910,197
		2,475,980

Internet & Catalog Retail—0.92%
23,477	CJ Home Shopping	1,838,197

Multi-Line Retail—0.41%
18,600	Hyundai Department Store Co. Ltd.	821,251

Semiconductor Equipment & Products—3.14%
56,700	Hynix Semiconductor, Inc.*	699,826
12,202	Samsung Electronics Co. Ltd.	5,598,230
		6,298,056

Number of Shares		Value ($)

Tobacco—1.04%
58,090	KT&G Corp.	2,095,879

Total South Korea Common Stocks		30,545,444

Taiwan—10.96%
Banks—0.98%
1,516,000	E. Sun Financial Holding Co. Ltd.	1,239,983
2,387,802	Ta Chong Bank Ltd.*	722,823
		1,962,806

Chemicals—0.61%
997,000	Taiwan Fertilizer Co. Ltd.	1,221,249

Computers & Peripherals—0.98%
525,000	Asustek Computer, Inc.	1,411,951
546,424	Ichia Technology, Inc.	550,115
		1,962,066

Diversified Telecommunication Services—0.86%
330,000	Chunghwa Telecom Co. Ltd.	650,354
53,200	Chunghwa Telecom Co. Ltd., ADR (1)	1,078,364
		1,728,718

Electronic Equipment & Instruments—1.96%
1,212,000	AU Optronics Corp.	1,938,896
310,000	Optimax Technology Corp.	899,325
692,000	Synnex Technology International Corp.	1,095,490
		3,933,711

Food & Drug Retailing—1.14%
1,239,000	President Chain Store Corp.	2,284,970

Health Care Equipment & Supplies—0.52%
435,000	Pihsiang Machinery Manufacturing Co. Ltd.	1,038,096

Industrial Conglomerates—1.11%
1,444,181	Far Eastern Textile Ltd.	985,115
206,000	Largan Precision Co. Ltd.	1,250,643
		2,235,758

Insurance—0.49%
545,000	Cathay Financial Holding Co. Ltd.	990,103

Metals & Mining—0.57%
1,097,000	China Steel Corp.	1,132,801

Semiconductor Equipment & Products—1.74%
2,086,000	Advanced Semiconductor Engineering, Inc.*	1,397,227
1,032,867	Taiwan Semiconductor Manufacturing Co. Ltd.	1,724,464
43,937	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	378,298
		3,499,989

Total Taiwan Common Stocks		21,990,267

Thailand—5.17%
Banks—1.13%
1,078,000	Kasikornbank Public Co. Ltd. (1)	1,524,023
1,172,500	Siam City Bank Public Co. Ltd., NVDR	736,268
		2,260,291

Chemicals—0.38%
499,200	Aromatics Thailand PC, NVDR	759,047

Construction Materials—0.63%
219,700	Siam Cement Public Co. Ltd., NVDR	1,258,292

Diversified Telecommunication Services—0.57%
1,196,000	Shin Corp., NVDR	1,136,594

Electric Utilities—0.40%
813,400	Ratchaburi Electricity Generating Holding Public Co. Ltd.	798,765

Food Products—0.70%
2,013,700	Thai Union Frozen Products Public Co. Ltd, NVDR (3)	1,416,122

Homebuilding—0.57%
6,453,800	Land & Houses Public Co. Ltd., NVDR (1)	1,153,048

Number of Shares		Value ($)

Industrial Conglomerates—0.04%
67,100	Kasikornbank Public Co. Ltd., NVDR	90,974

Wireless Telecommunication Services—0.75%
628,700	Advanced Information Services Public Co. Ltd.	1,505,630

Total Thailand Common Stocks		10,378,763

Turkey—1.41%
Banks—1.00%
718,333	Denizbank A.S.	2,010,290

Diversified Financials—0.41%
283,460	Haci Omer Sabanci Holding A.S.	827,960

Total Turkey Common Stocks		2,838,250

United Kingdom—0.48%
Metals & Mining—0.48%
43,400	Anglo American PLC	956,972

Total Common Stocks (cost—$161,848,093)		178,094,775

Preferred Stocks—8.95%
Brazil—6.99%
Banks—1.26%
1,306,000	Itausa - Investimentos Itau SA	2,528,438

Beverages—0.34%
2,511,000	Companhia de Bebidas das Americas (AmBev)	683,650

Diversified Telecommunication Services—0.56%
76,000	Tele Norte Leste Participacoes SA, ADR (1)	1,124,800

Electric Utilities—0.45%
32,145,631	Companhia Energetica de Minas Gerais (CEMIG)	896,708

Metals & Mining—1.30%
1,055,000	Caemi Mineracao e Metalurgia SA	801,224
78,600	Companhia Vale do Rio Doce (CVRD), Class A	1,812,442
		2,613,666

Oil & Gas—2.53%
47,130	Petroleo Brasileiro SA - Petrobras	1,722,889
50,828	Petroleo Brasileiro SA - Petrobras, ADR (1)	1,867,929
82,340,000	Ultrapar Participacoes SA	1,487,194
		5,078,012

Paper & Forest Products—0.55%
736,340	Klabin SA	1,109,740

Total Brazil Preferred Stocks		14,035,014

South Korea—1.96%
Automobiles—0.81%
46,320	Hyundai Motor Co.	1,613,368

Household Durables—0.15%
8,000	LG Electronics, Inc.	304,320

Semiconductor Equipment & Products—1.00%
6,670	Samsung Electronics Co. Ltd.	2,013,870

Total South Korea Preferred Stocks		3,931,558

Total Preferred Stocks (cost—$15,005,462)		17,966,572

Number of Rights		Value ($)

Rights—0.00%
Taiwan—0.00%
Electronic Equipment & Instruments—0.00%
310,000	Optimax Technology Corp., exercise price $0.0719, expires 06/06/05*(3)#	0

Thailand—0.00%
Diversified Telecommunication Services—0.00%
218,684	True Corporation Public Company Ltd., exercise price $0.351, expires 04/03/08*#(3)	0

Total Rights (cost—$0)		0

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)
Corporate Bond—0.00%
Brazil—0.00%
Metals & Mining—0.00%
10	Companhia Vale do Rio Doce*(a)#(3) (cost—$0)	09/29/49	1.000	0

Repurchase Agreement—1.64%
3,282	Repurchase Agreement dated 04/29/05 with State Street Bank & Trust Co., collateralized by $100,066 U.S. Treasury Bonds, 8.125% to 9.250% due 02/15/16 to 08/15/19 and $3,156,229 U.S. Treasury Notes, 3.750% to 6.500% due 08/15/05 to 08/15/13; (value - $3,347,759); proceeds: $3,282,697 (cost - $3,282,000)	05/02/05	2.550	3,282,000

Number of Shares (000)

Investments of Cash Collateral from Securities Loaned — 10.51%
Money Market Funds†—10.51%
‡ 0	AIM Liquid Assets Portfolio	2.840	104
8	AIM Prime Portfolio	2.839	8,125
8,090	Barclays Prime Money Market Fund	2.846	8,089,878
24	Dreyfus Institutional Cash Advantage Fund	2.738	24,112
12,964	UBS Private Money Market Fund LLC**	2.811	12,964,475

Total Money Market Funds (cost—$21,086,694)			21,086,694

Total Investments (cost—$201,222,249)(4)(5)(6) —109.85%			220,430,041
Liabilities in excess of other assets—(9.85)%			(19,765,039)
Net Assets—100.00%			200,665,002

*	Non-income producing security.
(a)	Bond interest in default.
(1)	Security, or portion thereof, was on loan at April 30, 2005.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of April 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Illiquid security representing 0.71% of net assets.
(4)	Includes $19,509,208 of investments in securities on loan, at value.
(5)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2005 were $24,643,042 and $5,435,250 respectively, resulting in net unrealized appreciation of investments of $19,207,792.

(6)

The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment manager, administrator and principal underwriter of the Portfolio, or by the relevant Portfolio investment sub-advisor, where applicable. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio’s custodian. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

†	Interest rates shown reflect yields at April 30, 2005.
#	Security is being fair valued by a valuation committee under the direction of the board of trustees.
‡	Amount represents less than 500 shares.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
**	The table below details the Portfolio’s transactions in affiliated issuers for the nine months ended April 30, 2005.

Security Description	Value at 07/31/04 ($)	Purchases During the Nine Months Ended 04/30/05 ($)	Sales During the Nine Months Ended 04/30/05 ($)	Value at 04/30/05 ($)	Income Earned from AffilIate for the Nine Months Ended 04/30/05 ($)
UBS Private Money Market Fund LLC	9,580,128	100,049,772	96,665,425	12,964,475	26,513

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Porfolio’s semiannual report to shareholders dated January 31, 2005.

Item 2.  Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)     Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE Select Advisors Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	June 29, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 29, 2005